UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF

Semi-Annual Report
January 31, 2024

Contents

Fidelity® Dividend ETF for Rising Rates
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® High Dividend ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Low Volatility Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Momentum Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Quality Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small-Mid Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Stocks for Inflation ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® U.S. Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Value Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Dividend ETF for Rising Rates
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.7
Apple, Inc.	7.9
Broadcom, Inc.	3.0
Visa, Inc. Class A	2.2
UnitedHealth Group, Inc.	2.2
JPMorgan Chase & Co.	2.2
Merck & Co., Inc.	1.8
Intel Corp.	1.8
Johnson & Johnson	1.8
AbbVie, Inc.	1.7
33.3

Market Sectors (% of Fund's net assets)

Information Technology	29.2
Financials	14.8
Health Care	13.2
Industrials	8.9
Consumer Discretionary	8.8
Consumer Staples	6.4
Communication Services	6.4
Energy	4.1
Materials	2.6
Real Estate	2.6
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	186,529	3,299,698
Verizon Communications, Inc.	100,013	4,235,551
		7,535,249
Entertainment - 0.9%
Electronic Arts, Inc.	19,956	2,745,546
Warner Music Group Corp. Class A	52,887	1,929,847
		4,675,393
Media - 4.1%
Cable One, Inc. (a)	2,328	1,277,909
Comcast Corp. Class A	102,289	4,760,530
Fox Corp. Class A	60,540	1,955,442
Interpublic Group of Companies, Inc.	54,597	1,801,155
News Corp. Class A	96,012	2,365,736
Nexstar Media Group, Inc. Class A	9,523	1,692,332
Omnicom Group, Inc.	23,563	2,129,624
Paramount Global Class B	82,785	1,207,833
TEGNA, Inc.	97,316	1,517,156
The New York Times Co. Class A	54,487	2,645,889
		21,353,606
TOTAL COMMUNICATION SERVICES		33,564,248
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.7%
Ford Motor Co.	310,627	3,640,548
Broadline Retail - 0.5%
Kohl's Corp.	110,699	2,851,606
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	23,564	6,897,654
Starbucks Corp.	48,857	4,545,167
		11,442,821
Household Durables - 1.3%
Newell Brands, Inc.	230,732	1,919,690
Vistry Group PLC	382,060	4,889,670
		6,809,360
Specialty Retail - 3.2%
Best Buy Co., Inc.	43,277	3,137,150
Lowe's Companies, Inc.	24,779	5,273,962
The Home Depot, Inc.	24,124	8,514,807
		16,925,919
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	45,037	4,572,607
TOTAL CONSUMER DISCRETIONARY		46,242,861
CONSUMER STAPLES - 6.4%
Beverages - 2.2%
PepsiCo, Inc.	34,132	5,752,266
The Coca-Cola Co.	96,335	5,730,969
		11,483,235
Consumer Staples Distribution & Retail - 0.7%
Target Corp.	26,476	3,682,282
Food Products - 0.5%
Tyson Foods, Inc. Class A	46,534	2,548,202
Household Products - 1.5%
Procter & Gamble Co.	50,105	7,873,500
Personal Care Products - 0.1%
Kenvue, Inc.	37,228	772,853
Tobacco - 1.4%
Altria Group, Inc.	82,417	3,306,570
Philip Morris International, Inc.	46,886	4,259,593
		7,566,163
TOTAL CONSUMER STAPLES		33,926,235
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	30,963	4,564,875
ConocoPhillips Co.	28,294	3,165,250
Coterra Energy, Inc.	65,305	1,624,788
Devon Energy Corp.	30,793	1,293,922
EOG Resources, Inc.	18,496	2,104,660
Exxon Mobil Corp.	65,268	6,710,203
Pioneer Natural Resources Co.	9,261	2,128,456
		21,592,154
FINANCIALS - 14.8%
Banks - 8.5%
Bank of America Corp.	194,970	6,630,930
Citigroup, Inc.	97,680	5,486,686
ING Groep NV (Certificaten Van Aandelen)	273,354	3,916,517
Intesa Sanpaolo SpA	1,414,526	4,399,082
JPMorgan Chase & Co.	65,092	11,349,441
KBC Group NV	50,301	3,304,595
Truist Financial Corp.	92,472	3,427,012
Wells Fargo & Co.	129,476	6,497,106
		45,011,369
Capital Markets - 1.1%
Blackstone, Inc.	47,014	5,850,892
Financial Services - 3.1%
The Western Union Co.	359,479	4,518,651
Visa, Inc. Class A	43,281	11,826,966
		16,345,617
Insurance - 1.5%
American Financial Group, Inc.	29,088	3,502,195
Old Republic International Corp.	147,557	4,137,498
		7,639,693
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	163,536	3,138,256
TOTAL FINANCIALS		77,985,827
HEALTH CARE - 13.2%
Biotechnology - 3.3%
AbbVie, Inc.	56,395	9,271,338
Amgen, Inc.	26,630	8,368,744
		17,640,082
Health Care Equipment & Supplies - 1.2%
Medtronic PLC	72,730	6,366,784
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	22,374	11,449,671
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	94,306	4,608,734
GSK PLC	277,586	5,542,753
Johnson & Johnson	58,446	9,287,069
Merck & Co., Inc.	79,716	9,628,098
Pfizer, Inc.	182,102	4,931,322
		33,997,976
TOTAL HEALTH CARE		69,454,513
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
RTX Corp.	53,667	4,890,137
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	27,006	3,832,151
Ground Transportation - 1.1%
Union Pacific Corp.	23,701	5,781,385
Industrial Conglomerates - 2.1%
3M Co.	35,123	3,313,855
Honeywell International, Inc.	24,900	5,036,274
Jardine Matheson Holdings Ltd.	62,528	2,519,878
		10,870,007
Machinery - 1.2%
Caterpillar, Inc.	20,458	6,143,742
Marine Transportation - 2.3%
A.P. Moller - Maersk A/S Series B	1,424	2,640,765
Mitsui OSK Lines Ltd.	132,700	4,820,503
Nippon Yusen KK	137,000	4,778,013
		12,239,281
Professional Services - 0.6%
Randstad NV	50,751	2,908,568
TOTAL INDUSTRIALS		46,665,271
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	156,346	7,845,442
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.	150,467	4,888,673
IT Services - 1.7%
IBM Corp.	49,064	9,011,094
Semiconductors & Semiconductor Equipment - 7.5%
Broadcom, Inc.	13,640	16,095,200
Intel Corp.	222,203	9,572,505
Qualcomm, Inc.	52,005	7,723,263
Texas Instruments, Inc.	39,316	6,295,278
		39,686,246
Software - 8.7%
Microsoft Corp.	115,219	45,808,767
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	226,277	41,725,479
HP, Inc.	177,191	5,087,154
		46,812,633
TOTAL INFORMATION TECHNOLOGY		154,052,855
MATERIALS - 2.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,514	1,665,695
Dow, Inc.	27,093	1,452,185
Linde PLC	9,619	3,894,060
LyondellBasell Industries NV Class A	14,491	1,363,893
The Mosaic Co.	25,645	787,558
		9,163,391
Containers & Packaging - 0.7%
Amcor PLC	107,781	1,016,375
International Paper Co.	30,612	1,096,828
Packaging Corp. of America	8,643	1,433,701
		3,546,904
Metals & Mining - 0.2%
Newmont Corp.	30,836	1,064,150
TOTAL MATERIALS		13,774,445
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	10,399	2,034,564
Crown Castle, Inc.	12,139	1,314,047
Healthcare Trust of America, Inc.	50,532	814,071
Medical Properties Trust, Inc. (a)	85,346	264,573
Omega Healthcare Investors, Inc.	36,406	1,055,774
Prologis, Inc.	19,327	2,448,538
Public Storage	5,250	1,486,748
Realty Income Corp.	22,835	1,241,996
Simon Property Group, Inc.	11,810	1,636,984
Weyerhaeuser Co.	37,523	1,229,629
		13,526,924
UTILITIES - 2.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	17,769	1,388,470
Duke Energy Corp.	20,244	1,939,983
Edison International	20,256	1,366,875
NextEra Energy, Inc.	39,521	2,317,116
NRG Energy, Inc.	33,139	1,757,693
Southern Co.	29,379	2,042,428
		10,812,565
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	32,103	778,177
Multi-Utilities - 0.2%
Dominion Energy, Inc.	27,734	1,267,998
TOTAL UTILITIES		12,858,740
TOTAL COMMON STOCKS (Cost $474,335,858)		523,644,073

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	2,214,833	2,215,276
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	1,125,837	1,125,950
TOTAL MONEY MARKET FUNDS (Cost $3,341,226)		3,341,226

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $477,677,084)	526,985,299
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(276,416)
NET ASSETS - 100.0%	526,708,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	12	Mar 2024	2,922,300	94,933	94,933

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,062,133	12,486,648	12,333,505	39,884	-	-	2,215,276	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,087,575	30,410,662	35,372,287	9,499	-	-	1,125,950	0.0%
Total	8,149,708	42,897,310	47,705,792	49,383	-	-	3,341,226

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	33,564,248	33,564,248	-	-
Consumer Discretionary	46,242,861	46,242,861	-	-
Consumer Staples	33,926,235	33,926,235	-	-
Energy	21,592,154	21,592,154	-	-
Financials	77,985,827	77,985,827	-	-
Health Care	69,454,513	69,454,513	-	-
Industrials	46,665,271	46,665,271	-	-
Information Technology	154,052,855	154,052,855	-	-
Materials	13,774,445	13,774,445	-	-
Real Estate	13,526,924	13,526,924	-	-
Utilities	12,858,740	12,858,740	-	-

Money Market Funds	3,341,226	3,341,226	-	-
Total Investments in Securities:	526,985,299	526,985,299	-	-
Derivative Instruments: Assets
Futures Contracts	94,933	94,933	-	-
Total Assets	94,933	94,933	-	-
Total Derivative Instruments:	94,933	94,933	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	94,933	0
Total Equity Risk	94,933	0
Total Value of Derivatives	94,933	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Dividend ETF for Rising Rates
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,082,555) - See accompanying schedule:
Unaffiliated issuers (cost $474,335,858)	$523,644,073
Fidelity Central Funds (cost $3,341,226)	3,341,226

Total Investment in Securities (cost $477,677,084)		$526,985,299
Segregated cash with brokers for derivative instruments		156,800
Foreign currency held at value (cost $112,128)		111,996
Dividends receivable		687,244
Distributions receivable from Fidelity Central Funds		7,562
Total assets		527,948,901
Liabilities
Accrued management fee	$65,768
Payable for daily variation margin on futures contracts	48,300
Collateral on securities loaned	1,125,950
Total Liabilities		1,240,018
Net Assets		$526,708,883
Net Assets consist of:
Paid in capital		$530,364,635
Total accumulated earnings (loss)		(3,655,752)
Net Assets		$526,708,883
Net Asset Value, offering price and redemption price per share ($526,708,883 ÷ 11,900,000 shares)		$44.26
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$7,475,100
Income from Fidelity Central Funds (including $9,499 from security lending)		49,383
Total Income		7,524,483
Expenses
Management fee	$564,837
Independent trustees' fees and expenses	1,520
Total expenses before reductions	566,357
Expense reductions	(89)
Total expenses after reductions		566,268
Net Investment income (loss)		6,958,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(389,147)
Redemptions in-kind	7,444,803
Foreign currency transactions	2,323
Futures contracts	163,073
Total net realized gain (loss)		7,221,052
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,336,564
Assets and liabilities in foreign currencies	(4,043)
Futures contracts	(58,452)
Total change in net unrealized appreciation (depreciation)		5,274,069
Net gain (loss)		12,495,121
Net increase (decrease) in net assets resulting from operations		$19,453,336
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,958,215	$17,051,353
Net realized gain (loss)	7,221,052	19,832,576
Change in net unrealized appreciation (depreciation)	5,274,069	2,382,381
Net increase (decrease) in net assets resulting from operations	19,453,336	39,266,310
Distributions to shareholders	(6,805,600)	(16,860,450)

Share transactions
Proceeds from sales of shares	-	115,557,120
Cost of shares redeemed	(35,474,554)	(200,570,072)

Net increase (decrease) in net assets resulting from share transactions	(35,474,554)	(85,012,952)
Total increase (decrease) in net assets	(22,826,818)	(62,607,092)

Net Assets
Beginning of period	549,535,701	612,142,793
End of period	$526,708,883	$549,535,701

Other Information
Shares
Sold	-	2,750,000
Redeemed	(850,000)	(4,900,000)
Net increase (decrease)	(850,000)	(2,150,000)

Financial Highlights
Fidelity® Dividend ETF for Rising Rates

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$43.10	$41.08	$42.62	$31.72	$32.31	$31.54
Income from Investment Operations
Net investment income (loss) A,B	.56	1.22	1.08	.93	1.01	1.07
Net realized and unrealized gain (loss)	1.15	2.02	(1.54)	10.85	(.56)	.79
Total from investment operations	1.71	3.24	(.46)	11.78	.45	1.86
Distributions from net investment income	(.55)	(1.22)	(1.08)	(.88)	(1.04)	(1.09)
Total distributions	(.55)	(1.22)	(1.08)	(.88)	(1.04)	(1.09)
Net asset value, end of period	$44.26	$43.10	$41.08	$42.62	$31.72	$32.31
Total Return C,D,E	4.03%	8.17%	(1.06)%	37.57%	1.86%	6.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22% H	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.22% H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.22% H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	2.70% H	3.04%	2.54%	2.44%	3.15%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$526,709	$549,536	$612,143	$490,089	$282,317	$360,229
Portfolio turnover rate I,J	2% H	29%	28%	32%	35%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® High Dividend ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.4
Apple, Inc.	5.8
NVIDIA Corp.	4.6
JPMorgan Chase & Co.	2.8
Procter & Gamble Co.	2.4
Broadcom, Inc.	2.1
Exxon Mobil Corp.	2.1
Kawasaki Kisen Kaisha Ltd.	2.1
PepsiCo, Inc.	1.9
The Coca-Cola Co.	1.9
32.1

Market Sectors (% of Fund's net assets)

Information Technology	24.9
Financials	19.7
Industrials	15.4
Consumer Staples	11.2
Energy	9.8
Real Estate	7.9
Health Care	6.6
Consumer Discretionary	3.4
Communication Services	0.9

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® High Dividend ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	114,644	2,028,052
Verizon Communications, Inc.	61,961	2,624,048
		4,652,100
Entertainment - 0.1%
Electronic Arts, Inc.	12,264	1,687,281
Warner Music Group Corp. Class A	32,465	1,184,648
		2,871,929
Media - 0.6%
Cable One, Inc.	1,444	792,655
Comcast Corp. Class A	63,328	2,947,285
Fox Corp. Class A	37,190	1,201,237
Interpublic Group of Companies, Inc.	33,514	1,105,627
News Corp. Class A	58,976	1,453,169
Nexstar Media Group, Inc. Class A	5,815	1,033,384
Omnicom Group, Inc.	14,475	1,308,251
Paramount Global Class B	50,842	741,785
TEGNA, Inc.	59,788	932,095
The New York Times Co. Class A	33,449	1,624,283
		13,139,771
TOTAL COMMUNICATION SERVICES		20,663,800
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.3%
Ford Motor Co.	503,241	5,897,985
Broadline Retail - 0.2%
Kohl's Corp. (a)	179,468	4,623,096
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	38,156	11,169,024
Starbucks Corp.	79,070	7,355,882
		18,524,906
Household Durables - 0.4%
Newell Brands, Inc.	374,828	3,118,569
Vistry Group PLC	481,710	6,165,008
		9,283,577
Specialty Retail - 1.3%
Best Buy Co., Inc.	70,102	5,081,694
Lowe's Companies, Inc.	40,184	8,552,763
The Home Depot, Inc.	39,064	13,788,029
		27,422,486
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	72,888	7,400,319
TOTAL CONSUMER DISCRETIONARY		73,152,369
CONSUMER STAPLES - 11.2%
Beverages - 3.8%
PepsiCo, Inc.	245,184	41,320,860
The Coca-Cola Co.	691,788	41,154,468
		82,475,328
Consumer Staples Distribution & Retail - 0.3%
Target Corp.	42,873	5,962,777
Household Products - 2.4%
Procter & Gamble Co.	331,447	52,083,582
Personal Care Products - 0.1%
Kenvue, Inc.	83,061	1,724,346
Tobacco - 4.6%
Altria Group, Inc.	718,150	28,812,178
British American Tobacco PLC (United Kingdom)	594,214	17,695,472
Imperial Brands PLC	910,246	22,006,515
Philip Morris International, Inc.	364,930	33,153,891
		101,668,056
TOTAL CONSUMER STAPLES		243,914,089
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	241,613	35,621,005
ConocoPhillips Co.	289,754	32,414,780
Coterra Energy, Inc.	1,047,926	26,072,399
Devon Energy Corp.	442,842	18,608,221
EOG Resources, Inc.	230,564	26,235,878
Exxon Mobil Corp.	442,289	45,471,732
Pioneer Natural Resources Co.	125,770	28,905,719
		213,329,734
FINANCIALS - 19.7%
Banks - 10.9%
Bank of America Corp.	1,121,979	38,158,506
Citigroup, Inc.	622,984	34,993,011
ING Groep NV (Certificaten Van Aandelen)	1,520,633	21,787,078
Intesa Sanpaolo SpA	7,869,292	24,472,977
JPMorgan Chase & Co.	351,002	61,200,709
KBC Group NV	279,787	18,380,999
Wells Fargo & Co.	777,269	39,003,358
		237,996,638
Capital Markets - 1.8%
Blackstone, Inc.	308,821	38,432,773
Financial Services - 2.1%
The Western Union Co.	991,667	12,465,254
Visa, Inc. Class A	126,181	34,480,220
		46,945,474
Insurance - 2.5%
American Financial Group, Inc.	205,347	24,723,779
Old Republic International Corp.	1,043,779	29,267,563
		53,991,342
Mortgage Real Estate Investment Trusts - 2.4%
Annaly Capital Management, Inc.	1,151,676	22,100,662
Rithm Capital Corp.	2,861,706	30,620,254
		52,720,916
TOTAL FINANCIALS		430,087,143
HEALTH CARE - 6.6%
Biotechnology - 2.5%
AbbVie, Inc.	127,790	21,008,676
Amgen, Inc.	61,232	19,242,768
Gilead Sciences, Inc.	175,298	13,718,821
		53,970,265
Health Care Equipment & Supplies - 0.7%
Medtronic PLC	167,434	14,657,172
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	216,127	10,562,126
GSK PLC	507,610	10,135,802
Johnson & Johnson	130,837	20,789,999
Merck & Co., Inc.	180,557	21,807,674
Pfizer, Inc.	413,146	11,187,994
		74,483,595
TOTAL HEALTH CARE		143,111,032
INDUSTRIALS - 15.4%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	68,442	29,389,679
RTX Corp.	342,338	31,193,839
		60,583,518
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	172,723	24,509,394
Ground Transportation - 1.7%
Union Pacific Corp.	152,683	37,243,964
Industrial Conglomerates - 2.6%
3M Co.	242,450	22,875,158
Honeywell International, Inc.	159,252	32,210,310
		55,085,468
Machinery - 1.8%
Caterpillar, Inc.	132,229	39,709,691
Marine Transportation - 5.4%
A.P. Moller - Maersk A/S Series B	8,396	15,570,127
Kawasaki Kisen Kaisha Ltd. (a)	919,400	45,292,283
Mitsui OSK Lines Ltd.	782,600	28,428,979
Nippon Yusen KK	806,800	28,137,961
		117,429,350
TOTAL INDUSTRIALS		334,561,385
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	447,929	22,477,077
IT Services - 1.2%
IBM Corp.	139,027	25,533,699
Semiconductors & Semiconductor Equipment - 9.8%
Broadcom, Inc.	39,289	46,361,020
Intel Corp.	629,760	27,130,061
NVIDIA Corp.	163,644	100,685,244
Qualcomm, Inc.	148,073	21,990,321
Texas Instruments, Inc.	112,094	17,948,491
		214,115,137
Software - 6.4%
Microsoft Corp.	349,187	138,829,765
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	687,096	126,700,502
HP, Inc.	491,567	14,112,889
		140,813,391
TOTAL INFORMATION TECHNOLOGY		541,769,069
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.9%
American Tower Corp.	102,396	20,033,777
Crown Castle, Inc.	138,664	15,010,378
Digital Realty Trust, Inc.	162,573	22,835,004
Healthcare Trust of America, Inc.	824,524	13,283,082
Medical Properties Trust, Inc. (a)	1,400,135	4,340,419
Omega Healthcare Investors, Inc.	600,829	17,424,041
Prologis, Inc.	180,302	22,842,460
Public Storage	65,105	18,437,085
Simon Property Group, Inc.	151,406	20,986,386
Weyerhaeuser Co.	533,299	17,476,208
		172,668,840
TOTAL COMMON STOCKS (Cost $1,966,969,761)		2,173,257,461

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	3,187,476	3,188,114
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	48,442,031	48,446,875
TOTAL MONEY MARKET FUNDS (Cost $51,634,989)		51,634,989

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $2,018,604,750)	2,224,892,450
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(46,716,869)
NET ASSETS - 100.0%	2,178,175,581

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	19	Mar 2024	4,626,975	183,354	183,354

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,259,333	58,612,685	59,683,904	70,840	-	-	3,188,114	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,024,950	164,498,865	128,076,940	76,038	-	-	48,446,875	0.2%
Total	16,284,283	223,111,550	187,760,844	146,878	-	-	51,634,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,663,800	20,663,800	-	-
Consumer Discretionary	73,152,369	73,152,369	-	-
Consumer Staples	243,914,089	243,914,089	-	-
Energy	213,329,734	213,329,734	-	-
Financials	430,087,143	430,087,143	-	-
Health Care	143,111,032	143,111,032	-	-
Industrials	334,561,385	334,561,385	-	-
Information Technology	541,769,069	541,769,069	-	-
Real Estate	172,668,840	172,668,840	-	-

Money Market Funds	51,634,989	51,634,989	-	-
Total Investments in Securities:	2,224,892,450	2,224,892,450	-	-
Derivative Instruments: Assets
Futures Contracts	183,354	183,354	-	-
Total Assets	183,354	183,354	-	-
Total Derivative Instruments:	183,354	183,354	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	183,354	0
Total Equity Risk	183,354	0
Total Value of Derivatives	183,354	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,090,898) - See accompanying schedule:
Unaffiliated issuers (cost $1,966,969,761)	$2,173,257,461
Fidelity Central Funds (cost $51,634,989)	51,634,989

Total Investment in Securities (cost $2,018,604,750)		$2,224,892,450
Segregated cash with brokers for derivative instruments		224,200
Cash		354,324
Foreign currency held at value (cost $19,628)		19,891
Dividends receivable		2,413,343
Distributions receivable from Fidelity Central Funds		14,899
Total assets		2,227,919,107
Liabilities
Payable for investments purchased	$955,980
Accrued management fee	264,196
Payable for daily variation margin on futures contracts	76,475
Collateral on securities loaned	48,446,875
Total Liabilities		49,743,526
Net Assets		$2,178,175,581
Net Assets consist of:
Paid in capital		$2,051,935,443
Total accumulated earnings (loss)		126,240,138
Net Assets		$2,178,175,581
Net Asset Value, offering price and redemption price per share ($2,178,175,581 ÷ 50,900,000 shares)		$42.79
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$30,881,371
Income from Fidelity Central Funds (including $76,038 from security lending)		146,878
Total Income		31,028,249
Expenses
Management fee	$1,962,297
Independent trustees' fees and expenses	4,967
Total expenses before reductions	1,967,264
Expense reductions	(22)
Total expenses after reductions		1,967,242
Net Investment income (loss)		29,061,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,281,789)
Redemptions in-kind	2,021,652
Foreign currency transactions	7,073
Futures contracts	217,287
Total net realized gain (loss)		964,223
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	77,094,280
Assets and liabilities in foreign currencies	385
Futures contracts	(91,452)
Total change in net unrealized appreciation (depreciation)		77,003,213
Net gain (loss)		77,967,436
Net increase (decrease) in net assets resulting from operations		$107,028,443
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,061,007	$50,654,597
Net realized gain (loss)	964,223	42,986,548
Change in net unrealized appreciation (depreciation)	77,003,213	77,459,908
Net increase (decrease) in net assets resulting from operations	107,028,443	171,101,053
Distributions to shareholders	(33,244,700)	(52,210,250)

Share transactions
Proceeds from sales of shares	414,930,090	615,856,682
Cost of shares redeemed	(6,305,500)	(317,034,432)

Net increase (decrease) in net assets resulting from share transactions	408,624,590	298,822,250
Total increase (decrease) in net assets	482,408,333	417,713,053

Net Assets
Beginning of period	1,695,767,248	1,278,054,195
End of period	$2,178,175,581	$1,695,767,248

Other Information
Shares
Sold	10,200,000	15,700,000
Redeemed	(150,000)	(8,100,000)
Net increase (decrease)	10,050,000	7,600,000

Financial Highlights
Fidelity® High Dividend ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$41.51	$38.44	$38.05	$27.56	$30.12	$30.15
Income from Investment Operations
Net investment income (loss) A,B	.64	1.39	1.21	1.02	1.10	1.23
Net realized and unrealized gain (loss)	1.37	3.11	.44	10.48	(2.52)	(.03)
Total from investment operations	2.01	4.50	1.65	11.50	(1.42)	1.20
Distributions from net investment income	(.73)	(1.43)	(1.26)	(1.01)	(1.14)	(1.23)
Total distributions	(.73)	(1.43)	(1.26)	(1.01)	(1.14)	(1.23)
Net asset value, end of period	$42.79	$41.51	$38.44	$38.05	$27.56	$30.12
Total Return C,D,E	4.93%	12.22%	4.43%	42.42%	(4.54)%	4.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22% H	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.22% H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.22% H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	3.18% H	3.66%	3.11%	3.04%	3.85%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,178,176	$1,695,767	$1,278,054	$1,052,122	$520,795	$362,952
Portfolio turnover rate I,J	4% H	52%	38%	32%	49%	50%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Low Volatility Factor ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.7
Apple, Inc.	7.0
Alphabet, Inc. Class A	4.0
Eli Lilly & Co.	2.0
JPMorgan Chase & Co.	1.8
UnitedHealth Group, Inc.	1.7
Visa, Inc. Class A	1.7
The Home Depot, Inc.	1.5
MasterCard, Inc. Class A	1.5
Accenture PLC Class A	1.5
30.4

Market Sectors (% of Fund's net assets)

Information Technology	26.9
Financials	14.4
Health Care	13.4
Consumer Discretionary	10.4
Industrials	9.6
Communication Services	8.0
Consumer Staples	5.7
Energy	4.0
Real Estate	2.6
Materials	2.6
Utilities	2.2

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Low Volatility Factor ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	500,991	8,862,531
Verizon Communications, Inc.	240,730	10,194,916
		19,057,447
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (a)	296,679	41,564,728
Media - 1.4%
Comcast Corp. Class A	201,613	9,383,069
Omnicom Group, Inc.	61,924	5,596,691
		14,979,760
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	48,181	7,768,223
TOTAL COMMUNICATION SERVICES		83,370,158
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	41,215	12,064,455
Starbucks Corp.	95,290	8,864,829
Yum! Brands, Inc.	58,163	7,531,527
		28,460,811
Household Durables - 0.8%
Garmin Ltd.	69,348	8,286,393
Specialty Retail - 5.9%
AutoZone, Inc. (a)	3,269	9,029,403
Lowe's Companies, Inc.	44,852	9,546,300
O'Reilly Automotive, Inc. (a)	8,947	9,153,228
The Home Depot, Inc.	45,006	15,885,318
TJX Companies, Inc.	108,312	10,279,892
Tractor Supply Co. (b)	33,365	7,493,779
		61,387,920
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	93,332	9,475,998
TOTAL CONSUMER DISCRETIONARY		107,611,122
CONSUMER STAPLES - 5.7%
Beverages - 1.6%
PepsiCo, Inc.	48,597	8,190,052
The Coca-Cola Co.	140,755	8,373,515
		16,563,567
Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp.	23,109	3,052,006
Walmart, Inc.	52,015	8,595,479
		11,647,485
Food Products - 0.9%
General Mills, Inc.	54,511	3,538,309
Hormel Foods Corp.	81,089	2,462,673
The Hershey Co.	16,584	3,209,667
		9,210,649
Household Products - 2.0%
Colgate-Palmolive Co.	59,128	4,978,578
Kimberly-Clark Corp.	31,514	3,812,249
Procter & Gamble Co.	74,758	11,747,472
		20,538,299
Personal Care Products - 0.1%
Kenvue, Inc.	56,863	1,180,476
TOTAL CONSUMER STAPLES		59,140,476
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc.	16,781	2,751,916
Chesapeake Energy Corp. (b)	24,234	1,868,684
Chevron Corp.	52,400	7,725,332
ConocoPhillips Co.	44,323	4,958,414
Coterra Energy, Inc.	83,583	2,079,545
DT Midstream, Inc.	37,220	1,998,342
Exxon Mobil Corp.	112,062	11,521,094
Kinder Morgan, Inc.	150,715	2,550,098
Pioneer Natural Resources Co.	13,443	3,089,605
The Williams Companies, Inc.	81,554	2,826,662
		41,369,692
FINANCIALS - 14.4%
Banks - 1.8%
JPMorgan Chase & Co.	107,254	18,700,807
Capital Markets - 1.5%
Cboe Global Markets, Inc.	45,512	8,367,381
CME Group, Inc.	38,164	7,855,678
		16,223,059
Financial Services - 3.8%
Jack Henry & Associates, Inc.	36,920	6,122,444
MasterCard, Inc. Class A	35,007	15,726,195
Visa, Inc. Class A	63,276	17,290,800
		39,139,439
Insurance - 7.3%
Arthur J. Gallagher & Co.	32,146	7,463,015
Assurant, Inc.	43,766	7,350,500
Brown & Brown, Inc.	90,837	7,045,318
Chubb Ltd.	39,442	9,663,290
Erie Indemnity Co. Class A	23,133	8,000,085
Marsh & McLennan Companies, Inc.	43,184	8,370,787
Progressive Corp.	60,538	10,790,899
The Travelers Companies, Inc.	41,001	8,665,971
W.R. Berkley Corp.	101,375	8,300,585
		75,650,450
TOTAL FINANCIALS		149,713,755
HEALTH CARE - 13.4%
Biotechnology - 3.4%
AbbVie, Inc.	81,843	13,454,989
Amgen, Inc.	38,645	12,144,578
Regeneron Pharmaceuticals, Inc. (a)	10,362	9,769,086
		35,368,653
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	96,878	10,961,746
Becton, Dickinson & Co.	29,079	6,944,356
Medtronic PLC	102,538	8,976,177
		26,882,279
Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	33,814	17,303,976
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	20,045	10,803,854
Pharmaceuticals - 4.7%
Eli Lilly & Co.	31,932	20,615,619
Johnson & Johnson	89,290	14,188,181
Merck & Co., Inc.	116,583	14,080,895
		48,884,695
TOTAL HEALTH CARE		139,243,457
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
General Dynamics Corp.	25,829	6,844,427
L3Harris Technologies, Inc.	29,499	6,148,182
Lockheed Martin Corp.	15,664	6,726,278
Northrop Grumman Corp.	13,872	6,197,455
		25,916,342
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	35,920	6,146,630
Waste Management, Inc.	37,509	6,962,796
		13,109,426
Ground Transportation - 0.8%
Union Pacific Corp.	34,503	8,416,317
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	39,988	8,087,973
Machinery - 1.5%
Graco, Inc.	63,068	5,379,700
Otis Worldwide Corp.	61,444	5,434,107
Toro Co.	48,161	4,453,929
		15,267,736
Professional Services - 2.8%
Automatic Data Processing, Inc.	28,419	6,984,822
Booz Allen Hamilton Holding Corp. Class A (b)	40,348	5,679,788
FTI Consulting, Inc. (a)	26,161	5,012,709
Paychex, Inc.	44,719	5,443,644
Verisk Analytics, Inc.	23,525	5,681,993
		28,802,956
TOTAL INDUSTRIALS		99,600,750
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	255,794	12,835,743
Motorola Solutions, Inc.	33,397	10,670,342
		23,506,085
IT Services - 5.7%
Accenture PLC Class A	41,585	15,131,950
Akamai Technologies, Inc. (a)	94,959	11,701,798
Amdocs Ltd.	98,135	8,997,017
IBM Corp.	80,033	14,698,861
VeriSign, Inc. (a)	42,853	8,522,605
		59,052,231
Semiconductors & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	70,667	11,315,200
Software - 10.8%
Microsoft Corp.	200,790	79,830,077
Oracle Corp.	110,181	12,307,218
Roper Technologies, Inc.	19,763	10,612,731
Tyler Technologies, Inc. (a)	23,133	9,779,476
		112,529,502
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	392,013	72,287,197
TOTAL INFORMATION TECHNOLOGY		278,690,215
MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	10,043	2,568,096
Balchem Corp.	10,809	1,514,989
Ecolab, Inc.	13,249	2,626,217
FMC Corp.	17,733	996,595
Linde PLC	15,039	6,088,238
PPG Industries, Inc.	15,136	2,134,781
Sherwin-Williams Co.	10,443	3,178,640
		19,107,556
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	4,441	2,257,893
Vulcan Materials Co.	9,096	2,055,787
		4,313,680
Containers & Packaging - 0.3%
Aptargroup, Inc.	12,729	1,653,243
Packaging Corp. of America	10,785	1,789,016
		3,442,259
TOTAL MATERIALS		26,863,495
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Agree Realty Corp. (b)	22,555	1,344,504
American Homes 4 Rent Class A	43,154	1,512,548
American Tower Corp.	18,040	3,529,526
Crown Castle, Inc.	22,743	2,461,930
CubeSmart	35,818	1,548,054
Equinix, Inc.	3,932	3,262,656
Equity Lifestyle Properties, Inc.	22,760	1,540,624
Extra Space Storage, Inc.	14,384	2,077,625
Mid-America Apartment Communities, Inc.	11,757	1,485,850
Prologis, Inc.	32,340	4,097,155
Public Storage	8,308	2,352,743
Realty Income Corp.	38,120	2,073,347
		27,286,562
UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	34,864	2,724,273
Duke Energy Corp.	38,769	3,715,233
NextEra Energy, Inc.	74,191	4,349,818
Xcel Energy, Inc.	43,372	2,596,682
		13,386,006
Multi-Utilities - 0.9%
Ameren Corp.	28,683	1,995,476
CMS Energy Corp.	38,852	2,220,780
Consolidated Edison, Inc.	28,831	2,620,738
WEC Energy Group, Inc.	28,552	2,305,860
		9,142,854
TOTAL UTILITIES		22,528,860
TOTAL COMMON STOCKS (Cost $971,631,353)		1,035,418,542

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,439,350	1,439,638
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	5,828,966	5,829,549
TOTAL MONEY MARKET FUNDS (Cost $7,269,187)		7,269,187

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $978,900,540)	1,042,687,729
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,839,365)
NET ASSETS - 100.0%	1,037,848,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	93	Mar 2024	2,264,783	67,584	67,584

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	909,740	28,186,305	27,656,407	32,187	-	-	1,439,638	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,428,449	31,895,900	29,494,800	7,879	-	-	5,829,549	0.0%
Total	4,338,189	60,082,205	57,151,207	40,066	-	-	7,269,187

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	83,370,158	83,370,158	-	-
Consumer Discretionary	107,611,122	107,611,122	-	-
Consumer Staples	59,140,476	59,140,476	-	-
Energy	41,369,692	41,369,692	-	-
Financials	149,713,755	149,713,755	-	-
Health Care	139,243,457	139,243,457	-	-
Industrials	99,600,750	99,600,750	-	-
Information Technology	278,690,215	278,690,215	-	-
Materials	26,863,495	26,863,495	-	-
Real Estate	27,286,562	27,286,562	-	-
Utilities	22,528,860	22,528,860	-	-

Money Market Funds	7,269,187	7,269,187	-	-
Total Investments in Securities:	1,042,687,729	1,042,687,729	-	-
Derivative Instruments: Assets
Futures Contracts	67,584	67,584	-	-
Total Assets	67,584	67,584	-	-
Total Derivative Instruments:	67,584	67,584	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	67,584	0
Total Equity Risk	67,584	0
Total Value of Derivatives	67,584	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Low Volatility Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,620,507) - See accompanying schedule:
Unaffiliated issuers (cost $971,631,353)	$1,035,418,542
Fidelity Central Funds (cost $7,269,187)	7,269,187

Total Investment in Securities (cost $978,900,540)		$1,042,687,729
Segregated cash with brokers for derivative instruments		109,740
Receivable for fund shares sold		2,735,621
Dividends receivable		1,025,041
Distributions receivable from Fidelity Central Funds		4,778
Total assets		1,046,562,909
Liabilities
Payable for investments purchased	$2,717,073
Accrued management fee	130,504
Payable for daily variation margin on futures contracts	37,433
Other payables and accrued expenses	10
Collateral on securities loaned	5,829,525
Total Liabilities		8,714,545
Net Assets		$1,037,848,364
Net Assets consist of:
Paid in capital		$974,894,904
Total accumulated earnings (loss)		62,953,460
Net Assets		$1,037,848,364
Net Asset Value, offering price and redemption price per share ($1,037,848,364 ÷ 19,250,000 shares)		$53.91
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$6,935,989
Income from Fidelity Central Funds (including $7,879 from security lending)		40,066
Total Income		6,976,055
Expenses
Management fee	$760,705
Independent trustees' fees and expenses	1,821
Total expenses before reductions	762,526
Expense reductions	(218)
Total expenses after reductions		762,308
Net Investment income (loss)		6,213,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,472,043)
Redemptions in-kind	51,597,529
Futures contracts	83,822
Total net realized gain (loss)		38,209,308
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,406,365
Futures contracts	(4,837)
Total change in net unrealized appreciation (depreciation)		15,401,528
Net gain (loss)		53,610,836
Net increase (decrease) in net assets resulting from operations		$59,824,583
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,213,747	$7,517,780
Net realized gain (loss)	38,209,308	1,037,183
Change in net unrealized appreciation (depreciation)	15,401,528	36,445,989
Net increase (decrease) in net assets resulting from operations	59,824,583	45,000,952
Distributions to shareholders	(5,292,550)	(7,460,700)

Share transactions
Proceeds from sales of shares	678,737,692	126,351,905
Cost of shares redeemed	(249,026,094)	(55,150,184)

Net increase (decrease) in net assets resulting from share transactions	429,711,598	71,201,721
Total increase (decrease) in net assets	484,243,631	108,741,973

Net Assets
Beginning of period	553,604,733	444,862,760
End of period	$1,037,848,364	$553,604,733

Other Information
Shares
Sold	13,200,000	2,700,000
Redeemed	(4,800,000)	(1,200,000)
Net increase (decrease)	8,400,000	1,500,000

Financial Highlights
Fidelity® Low Volatility Factor ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.02	$47.58	$48.75	$38.33	$36.37	$32.40
Income from Investment Operations
Net investment income (loss) A,B	.43	.74	.62	.56	.62	.62
Net realized and unrealized gain (loss)	2.80	3.44	(1.17)	10.43	1.95	3.92
Total from investment operations	3.23	4.18	(.55)	10.99	2.57	4.54
Distributions from net investment income	(.34)	(.74)	(.62)	(.57)	(.61)	(.57)
Total distributions	(.34)	(.74)	(.62)	(.57)	(.61)	(.57)
Net asset value, end of period	$53.91	$51.02	$47.58	$48.75	$38.33	$36.37
Total Return C,D,E	6.36%	8.96%	(1.12)%	28.90%	7.29%	14.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21% H	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.21% H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.20% H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.67% H	1.57%	1.27%	1.31%	1.69%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,037,848	$553,605	$444,863	$511,897	$350,708	$245,502
Portfolio turnover rate I,J	34% H	46%	28%	46%	31%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IPortfolio turnover rate excludes securities received or delivered in-kind.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Momentum Factor ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.9
Apple, Inc.	6.4
NVIDIA Corp.	4.0
Alphabet, Inc. Class A	3.6
Amazon.com, Inc.	3.5
Meta Platforms, Inc. Class A	2.1
Eli Lilly & Co.	2.0
Berkshire Hathaway, Inc. Class B	2.0
Broadcom, Inc.	1.8
JPMorgan Chase & Co.	1.6
33.9

Market Sectors (% of Fund's net assets)

Information Technology	28.5
Health Care	13.4
Financials	12.7
Consumer Discretionary	10.5
Industrials	9.7
Communication Services	8.2
Consumer Staples	5.8
Energy	3.8
Real Estate	2.6
Materials	2.5
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Momentum Factor ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Entertainment - 1.5%
Liberty Media Corp. Liberty Formula One Class C	8,344	561,134
Netflix, Inc. (a)	2,885	1,627,457
Take-Two Interactive Software, Inc. (a)	3,944	650,484
		2,839,075
Interactive Media & Services - 5.7%
Alphabet, Inc. Class A (a)	48,793	6,835,899
Meta Platforms, Inc. Class A	10,579	4,127,291
		10,963,190
Media - 1.0%
Comcast Corp. Class A	27,558	1,282,549
The Trade Desk, Inc. (a)	7,819	535,054
		1,817,603
TOTAL COMMUNICATION SERVICES		15,619,868
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 1.5%
Tesla, Inc. (a)	14,899	2,790,434
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	42,918	6,660,874
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	5,347	956,525
Hotels, Restaurants & Leisure - 3.2%
Airbnb, Inc. Class A (a)	8,509	1,226,487
Booking Holdings, Inc. (a)	421	1,476,645
Doordash, Inc. (a)	10,125	1,055,025
Draftkings Holdings, Inc. (a)	28,863	1,127,100
Royal Caribbean Cruises Ltd. (a)	9,812	1,251,030
		6,136,287
Household Durables - 1.8%
D.R. Horton, Inc.	8,095	1,156,856
PulteGroup, Inc.	10,646	1,113,146
TopBuild Corp. (a)	3,191	1,177,894
		3,447,896
TOTAL CONSUMER DISCRETIONARY		19,992,016
CONSUMER STAPLES - 5.8%
Beverages - 1.0%
Celsius Holdings, Inc. (a)	11,253	561,525
Constellation Brands, Inc. Class A (sub. vtg.)	3,080	754,846
Molson Coors Beverage Co. Class B	10,711	661,833
		1,978,204
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	2,847	1,978,323
Walmart, Inc.	9,330	1,541,783
		3,520,106
Food Products - 0.6%
Mondelez International, Inc.	14,042	1,056,941
Household Products - 1.5%
Church & Dwight Co., Inc.	7,259	724,811
Procter & Gamble Co.	13,469	2,116,519
		2,841,330
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	13,515	746,974
elf Beauty, Inc. (a)	6,094	972,176
		1,719,150
TOTAL CONSUMER STAPLES		11,115,731
ENERGY - 3.8%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	15,941	454,319
Schlumberger Ltd.	13,134	639,626
TechnipFMC PLC	20,474	395,967
Tidewater, Inc. (a)	6,107	410,329
Transocean Ltd. (United States) (a)(b)	63,606	347,289
Weatherford International PLC (a)	4,520	404,766
		2,652,296
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	3,348	549,039
Exxon Mobil Corp.	20,265	2,083,445
Marathon Petroleum Corp.	4,324	716,054
Phillips 66 Co.	5,369	774,800
Targa Resources Corp.	5,559	472,293
		4,595,631
TOTAL ENERGY		7,247,927
FINANCIALS - 12.7%
Banks - 2.1%
First Citizens Bancshares, Inc.	615	928,650
JPMorgan Chase & Co.	17,574	3,064,203
		3,992,853
Capital Markets - 2.5%
CME Group, Inc.	5,227	1,075,926
Moody's Corp.	3,090	1,211,404
S&P Global, Inc.	3,457	1,549,946
Tradeweb Markets, Inc. Class A	9,195	877,111
		4,714,387
Financial Services - 6.5%
Apollo Global Management, Inc.	11,285	1,133,014
Berkshire Hathaway, Inc. Class B (a)	9,767	3,747,989
Fiserv, Inc. (a)	9,277	1,316,128
FleetCor Technologies, Inc. (a)	3,674	1,065,203
MasterCard, Inc. Class A	5,496	2,468,968
Visa, Inc. Class A	9,877	2,698,989
		12,430,291
Insurance - 1.6%
Arch Capital Group Ltd. (a)	10,820	891,893
Kinsale Capital Group, Inc.	2,406	956,553
Marsh & McLennan Companies, Inc.	6,148	1,191,728
		3,040,174
TOTAL FINANCIALS		24,177,705
HEALTH CARE - 13.4%
Biotechnology - 3.5%
Exact Sciences Corp. (a)	25,085	1,640,559
ImmunoGen, Inc. (a)	99,034	2,903,677
Vertex Pharmaceuticals, Inc. (a)	5,090	2,205,904
		6,750,140
Health Care Equipment & Supplies - 5.8%
Align Technology, Inc. (a)	8,198	2,191,489
Boston Scientific Corp. (a)	34,960	2,211,570
Intuitive Surgical, Inc. (a)	6,907	2,612,366
STERIS PLC	7,542	1,651,321
Stryker Corp.	6,845	2,296,361
		10,963,107
Life Sciences Tools & Services - 1.0%
West Pharmaceutical Services, Inc.	4,937	1,841,649
Pharmaceuticals - 3.1%
Eli Lilly & Co.	5,891	3,803,289
Zoetis, Inc. Class A	11,340	2,129,765
		5,933,054
TOTAL HEALTH CARE		25,487,950
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.6%
TransDigm Group, Inc.	1,071	1,170,260
Air Freight & Logistics - 0.5%
FedEx Corp.	3,931	948,511
Building Products - 1.1%
Builders FirstSource, Inc. (a)	6,594	1,145,576
Owens Corning	6,590	998,583
		2,144,159
Commercial Services & Supplies - 0.5%
Copart, Inc.	19,859	954,026
Electrical Equipment - 1.2%
Eaton Corp. PLC	5,048	1,242,212
Vertiv Holdings Co.	19,885	1,120,122
		2,362,334
Ground Transportation - 1.8%
Old Dominion Freight Lines, Inc.	2,261	884,096
Saia, Inc. (a)	2,058	927,294
Uber Technologies, Inc. (a)	24,250	1,582,798
		3,394,188
Industrial Conglomerates - 0.8%
General Electric Co.	11,305	1,497,008
Machinery - 2.1%
ESAB Corp.	10,431	896,962
PACCAR, Inc.	10,881	1,092,344
Parker Hannifin Corp.	2,344	1,088,788
Pentair PLC	12,916	945,064
		4,023,158
Professional Services - 0.5%
Verisk Analytics, Inc.	3,801	918,056
Trading Companies & Distributors - 0.6%
Ferguson PLC	5,562	1,044,877
TOTAL INDUSTRIALS		18,456,577
INFORMATION TECHNOLOGY - 28.5%
IT Services - 0.7%
MongoDB, Inc. Class A (a)	3,345	1,339,739
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	15,974	2,678,680
Broadcom, Inc.	2,844	3,355,920
NVIDIA Corp.	12,444	7,656,420
		13,691,020
Software - 14.2%
Adobe, Inc. (a)	3,670	2,267,253
Cadence Design Systems, Inc. (a)	5,230	1,508,646
Fair Isaac Corp. (a)	1,217	1,458,976
HubSpot, Inc. (a)	2,594	1,584,934
Microsoft Corp.	33,374	13,268,830
Salesforce, Inc. (a)	8,837	2,483,992
ServiceNow, Inc. (a)	2,509	1,920,389
Splunk, Inc. (a)	7,490	1,148,741
Synopsys, Inc. (a)	2,730	1,456,046
		27,097,807
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	65,978	12,166,343
TOTAL INFORMATION TECHNOLOGY		54,294,909
MATERIALS - 2.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	1,615	412,972
Ecolab, Inc.	2,225	441,040
Linde PLC	2,525	1,022,196
PPG Industries, Inc.	2,598	366,422
Sherwin-Williams Co.	1,796	546,666
		2,789,296
Construction Materials - 0.3%
Eagle Materials, Inc.	1,408	318,602
Martin Marietta Materials, Inc.	714	363,012
		681,614
Metals & Mining - 0.7%
ATI, Inc. (a)	5,543	226,542
Nucor Corp.	2,362	441,529
Reliance Steel & Aluminum Co.	1,006	287,133
United States Steel Corp.	6,870	323,027
		1,278,231
TOTAL MATERIALS		4,749,141
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	8,310	291,266
AvalonBay Communities, Inc.	1,979	354,261
Digital Realty Trust, Inc.	3,041	427,139
EastGroup Properties, Inc.	1,572	278,920
Equinix, Inc.	684	567,563
Invitation Homes, Inc.	9,984	328,773
Iron Mountain, Inc.	5,149	347,660
Prologis, Inc.	6,032	764,194
Simon Property Group, Inc.	3,369	466,977
Stag Industrial, Inc. (b)	7,403	273,467
Welltower, Inc.	4,798	415,075
		4,515,295
Real Estate Management & Development - 0.2%
Zillow Group, Inc. Class C (a)	7,469	424,538
TOTAL REAL ESTATE		4,939,833
UTILITIES - 2.1%
Electric Utilities - 1.6%
Constellation Energy Corp.	4,456	543,632
Edison International	7,360	496,653
Exelon Corp.	13,129	457,020
PG&E Corp.	30,555	515,463
Pinnacle West Capital Corp.	5,359	369,235
Southern Co.	9,720	675,734
		3,057,737
Gas Utilities - 0.2%
Atmos Energy Corp.	3,908	445,278
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	12,045	494,206
TOTAL UTILITIES		3,997,221
TOTAL COMMON STOCKS (Cost $158,251,288)		190,078,878

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	383,901	383,978
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	564,993	565,050
TOTAL MONEY MARKET FUNDS (Cost $949,028)		949,028

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $159,200,316)	191,027,906
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(481,629)
NET ASSETS - 100.0%	190,546,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	18	Mar 2024	438,345	8,777	8,777

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	267,697	1,362,100	1,245,819	5,811	-	-	383,978	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	632,700	3,440,017	3,507,667	164	-	-	565,050	0.0%
Total	900,397	4,802,117	4,753,486	5,975	-	-	949,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,619,868	15,619,868	-	-
Consumer Discretionary	19,992,016	19,992,016	-	-
Consumer Staples	11,115,731	11,115,731	-	-
Energy	7,247,927	7,247,927	-	-
Financials	24,177,705	24,177,705	-	-
Health Care	25,487,950	25,487,950	-	-
Industrials	18,456,577	18,456,577	-	-
Information Technology	54,294,909	54,294,909	-	-
Materials	4,749,141	4,749,141	-	-
Real Estate	4,939,833	4,939,833	-	-
Utilities	3,997,221	3,997,221	-	-

Money Market Funds	949,028	949,028	-	-
Total Investments in Securities:	191,027,906	191,027,906	-	-
Derivative Instruments: Assets
Futures Contracts	8,777	8,777	-	-
Total Assets	8,777	8,777	-	-
Total Derivative Instruments:	8,777	8,777	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,777	0
Total Equity Risk	8,777	0
Total Value of Derivatives	8,777	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Momentum Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $524,858) - See accompanying schedule:
Unaffiliated issuers (cost $158,251,288)	$190,078,878
Fidelity Central Funds (cost $949,028)	949,028

Total Investment in Securities (cost $159,200,316)		$191,027,906
Segregated cash with brokers for derivative instruments		28,000
Cash		40,952
Dividends receivable		42,243
Distributions receivable from Fidelity Central Funds		983
Total assets		191,140,084
Liabilities
Accrued management fee	$21,512
Payable for daily variation margin on futures contracts	7,245
Collateral on securities loaned	565,050
Total Liabilities		593,807
Net Assets		$190,546,277
Net Assets consist of:
Paid in capital		$187,118,831
Total accumulated earnings (loss)		3,427,446
Net Assets		$190,546,277
Net Asset Value, offering price and redemption price per share ($190,546,277 ÷ 3,500,000 shares)		$54.44
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$785,860
Income from Fidelity Central Funds (including $164 from security lending)		5,975
Total Income		791,835
Expenses
Management fee	$164,258
Independent trustees' fees and expenses	427
Total expenses before reductions	164,685
Expense reductions	(432)
Total expenses after reductions		164,253
Net Investment income (loss)		627,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(317,996)
Redemptions in-kind	4,436,533
Futures contracts	20,332
Total net realized gain (loss)		4,138,869
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,737,989
Futures contracts	(6,207)
Total change in net unrealized appreciation (depreciation)		11,731,782
Net gain (loss)		15,870,651
Net increase (decrease) in net assets resulting from operations		$16,498,233
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$627,582	$1,464,341
Net realized gain (loss)	4,138,869	(2,793,086)
Change in net unrealized appreciation (depreciation)	11,731,782	13,280,212
Net increase (decrease) in net assets resulting from operations	16,498,233	11,951,467
Distributions to shareholders	(599,450)	(1,506,200)

Share transactions
Proceeds from sales of shares	39,171,002	52,044,612
Cost of shares redeemed	(17,354,323)	(26,407,433)

Net increase (decrease) in net assets resulting from share transactions	21,816,679	25,637,179
Total increase (decrease) in net assets	37,715,462	36,082,446

Net Assets
Beginning of period	152,830,815	116,748,369
End of period	$190,546,277	$152,830,815

Other Information
Shares
Sold	750,000	1,150,000
Redeemed	(350,000)	(600,000)
Net increase (decrease)	400,000	550,000

Financial Highlights
Fidelity® Momentum Factor ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$49.30	$45.78	$49.77	$39.26	$35.80	$33.58
Income from Investment Operations
Net investment income (loss) A,B	.20	.53	.43	.25	.42	.40
Net realized and unrealized gain (loss)	5.14	3.53	(4.01)	10.54	3.47	2.22
Total from investment operations	5.34	4.06	(3.58)	10.79	3.89	2.62
Distributions from net investment income	(.20)	(.54)	(.41)	(.28)	(.43)	(.40)
Total distributions	(.20)	(.54)	(.41)	(.28)	(.43)	(.40)
Net asset value, end of period	$54.44	$49.30	$45.78	$49.77	$39.26	$35.80
Total Return C,D,E	10.86%	9.02%	(7.20)%	27.58%	11.06%	7.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22% H	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.22% H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.22% H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.82% H	1.19%	.88%	.55%	1.18%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$190,546	$152,831	$116,748	$156,764	$88,329	$121,736
Portfolio turnover rate I,J	112% H	137%	123%	128%	138%	133%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IPortfolio turnover rate excludes securities received or delivered in-kind.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Quality Factor ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.5
Apple, Inc.	6.8
Alphabet, Inc. Class A	3.8
Meta Platforms, Inc. Class A	2.2
Eli Lilly & Co.	2.1
Broadcom, Inc.	2.1
UnitedHealth Group, Inc.	1.8
Visa, Inc. Class A	1.7
MasterCard, Inc. Class A	1.6
Tesla, Inc.	1.5
31.1

Market Sectors (% of Fund's net assets)

Information Technology	28.4
Health Care	13.6
Financials	13.5
Consumer Discretionary	9.8
Industrials	9.3
Communication Services	8.2
Consumer Staples	5.8
Energy	3.9
Materials	2.7
Real Estate	2.6
Utilities	2.0

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Quality Factor ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	202,624	3,584,419
Verizon Communications, Inc.	102,140	4,325,629
		7,910,048
Interactive Media & Services - 6.0%
Alphabet, Inc. Class A (a)	162,434	22,757,003
Meta Platforms, Inc. Class A	34,901	13,616,276
		36,373,279
Media - 0.9%
Comcast Corp. Class A	89,520	4,166,261
The Trade Desk, Inc. (a)	23,529	1,610,089
		5,776,350
TOTAL COMMUNICATION SERVICES		50,059,677
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 1.5%
Tesla, Inc. (a)	49,435	9,258,681
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. Class A (a)	28,986	4,178,042
Booking Holdings, Inc. (a)	1,662	5,829,415
Domino's Pizza, Inc.	8,682	3,700,442
McDonald's Corp.	21,266	6,224,984
Yum! Brands, Inc.	28,088	3,637,115
		23,569,998
Specialty Retail - 3.6%
AutoZone, Inc. (a)	1,579	4,361,403
Lowe's Companies, Inc.	22,651	4,821,039
O'Reilly Automotive, Inc. (a)	4,365	4,465,613
The Home Depot, Inc.	23,790	8,396,918
		22,044,973
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	47,100	4,782,063
TOTAL CONSUMER DISCRETIONARY		59,655,715
CONSUMER STAPLES - 5.8%
Beverages - 1.3%
Monster Beverage Corp.	46,785	2,574,111
The Coca-Cola Co.	87,290	5,192,882
		7,766,993
Food Products - 0.4%
The Hershey Co.	11,135	2,155,068
Household Products - 2.9%
Church & Dwight Co., Inc.	25,498	2,545,975
Colgate-Palmolive Co.	38,845	3,270,749
Kimberly-Clark Corp.	20,988	2,538,918
Procter & Gamble Co.	45,576	7,161,813
The Clorox Co.	14,376	2,088,114
		17,605,569
Personal Care Products - 0.1%
Kenvue, Inc.	35,600	739,056
Tobacco - 1.1%
Altria Group, Inc.	71,940	2,886,233
Philip Morris International, Inc.	42,812	3,889,470
		6,775,703
TOTAL CONSUMER STAPLES		35,042,389
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream GP LP	98,028	1,199,863
Cheniere Energy, Inc.	10,009	1,641,376
Chevron Corp.	30,680	4,523,152
ConocoPhillips Co.	26,100	2,919,807
Coterra Energy, Inc.	50,179	1,248,454
EOG Resources, Inc.	16,356	1,861,149
Exxon Mobil Corp.	65,444	6,728,298
Magnolia Oil & Gas Corp. Class A (b)	50,176	1,034,629
Marathon Oil Corp.	51,232	1,170,651
Texas Pacific Land Corp.	768	1,122,301
		23,449,680
FINANCIALS - 13.5%
Banks - 3.0%
Cullen/Frost Bankers, Inc.	37,611	3,991,279
East West Bancorp, Inc.	67,365	4,904,846
First Citizens Bancshares, Inc.	2,824	4,264,240
Popular, Inc.	55,377	4,731,965
		17,892,330
Capital Markets - 4.4%
Ameriprise Financial, Inc.	12,698	4,911,967
Blackstone, Inc.	48,370	6,019,647
CME Group, Inc.	24,504	5,043,903
Moody's Corp.	13,911	5,453,668
MSCI, Inc.	8,401	5,029,007
		26,458,192
Financial Services - 3.3%
MasterCard, Inc. Class A	21,526	9,670,125
Visa, Inc. Class A	38,720	10,580,627
		20,250,752
Insurance - 2.8%
Aon PLC	15,311	4,569,262
Kinsale Capital Group, Inc.	10,846	4,312,044
Principal Financial Group, Inc.	53,170	4,205,747
RLI Corp.	29,719	4,052,780
		17,139,833
TOTAL FINANCIALS		81,741,107
HEALTH CARE - 13.6%
Biotechnology - 5.0%
AbbVie, Inc.	52,538	8,637,247
Amgen, Inc.	25,684	8,071,454
Regeneron Pharmaceuticals, Inc. (a)	6,972	6,573,062
Vertex Pharmaceuticals, Inc. (a)	15,717	6,811,433
		30,093,196
Health Care Equipment & Supplies - 0.8%
IDEXX Laboratories, Inc. (a)	9,489	4,887,594
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	21,105	10,800,273
Life Sciences Tools & Services - 1.5%
Medpace Holdings, Inc. (a)	16,784	4,893,879
Mettler-Toledo International, Inc. (a)	3,644	4,362,560
		9,256,439
Pharmaceuticals - 4.5%
Eli Lilly & Co.	20,194	13,037,448
Johnson & Johnson	55,889	8,880,762
Zoetis, Inc. Class A	29,767	5,590,540
		27,508,750
TOTAL HEALTH CARE		82,546,252
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	8,354	3,587,291
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	21,095	2,664,931
United Parcel Service, Inc. Class B	22,918	3,252,064
		5,916,995
Commercial Services & Supplies - 1.1%
Cintas Corp.	5,938	3,589,937
Copart, Inc.	64,673	3,106,891
		6,696,828
Electrical Equipment - 0.4%
Atkore, Inc.	15,849	2,417,448
Ground Transportation - 1.8%
CSX Corp.	99,606	3,555,934
Old Dominion Freight Lines, Inc.	6,953	2,718,762
Union Pacific Corp.	18,604	4,538,074
		10,812,770
Machinery - 1.8%
Caterpillar, Inc.	15,433	4,634,684
Illinois Tool Works, Inc.	13,224	3,450,142
Otis Worldwide Corp.	32,031	2,832,822
		10,917,648
Professional Services - 1.5%
Automatic Data Processing, Inc.	15,172	3,728,974
Paychex, Inc.	23,350	2,842,396
Verisk Analytics, Inc.	12,241	2,956,569
		9,527,939
Trading Companies & Distributors - 1.1%
Fastenal Co.	49,353	3,367,355
W.W. Grainger, Inc.	3,880	3,475,083
		6,842,438
TOTAL INDUSTRIALS		56,719,357
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 1.2%
Cisco Systems, Inc.	139,467	6,998,454
IT Services - 2.1%
Accenture PLC Class A	22,624	8,232,421
VeriSign, Inc. (a)	22,584	4,491,506
		12,723,927
Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	41,589	6,833,073
Broadcom, Inc.	10,707	12,634,260
Lam Research Corp.	8,241	6,800,226
Microchip Technology, Inc.	57,109	4,864,545
Texas Instruments, Inc.	38,244	6,123,629
		37,255,733
Software - 12.2%
Adobe, Inc. (a)	14,739	9,105,459
Autodesk, Inc. (a)	24,850	6,307,179
Fair Isaac Corp. (a)	5,535	6,635,524
Microsoft Corp.	115,016	45,728,066
Qualys, Inc. (a)	32,648	6,176,022
		73,952,250
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	224,896	41,470,822
TOTAL INFORMATION TECHNOLOGY		172,401,186
MATERIALS - 2.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	12,985	980,497
Ecolab, Inc.	8,001	1,585,958
Linde PLC	8,881	3,595,295
LyondellBasell Industries NV Class A	12,159	1,144,405
Olin Corp.	15,887	827,236
Sherwin-Williams Co.	6,271	1,908,767
		10,042,158
Construction Materials - 0.2%
Eagle Materials, Inc.	4,976	1,125,969
Containers & Packaging - 0.2%
Packaging Corp. of America	6,630	1,099,784
Metals & Mining - 0.6%
Nucor Corp.	8,309	1,553,201
Reliance Steel & Aluminum Co.	3,712	1,059,479
Steel Dynamics, Inc.	10,145	1,224,400
		3,837,080
TOTAL MATERIALS		16,104,991
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	9,254	1,118,809
AvalonBay Communities, Inc.	6,653	1,190,954
Equity Residential (SBI)	17,943	1,079,989
Essex Property Trust, Inc.	4,436	1,034,786
Extra Space Storage, Inc.	9,119	1,317,148
Gaming & Leisure Properties	21,831	996,585
Net Lease Office Properties	1,061	26,292
Prologis, Inc.	19,621	2,485,784
Public Storage	5,189	1,469,473
SBA Communications Corp. Class A	5,386	1,205,710
Simon Property Group, Inc.	11,809	1,636,845
VICI Properties, Inc.	41,685	1,255,552
WP Carey, Inc.	15,933	987,209
		15,805,136
UTILITIES - 2.0%
Electric Utilities - 0.8%
FirstEnergy Corp.	43,064	1,579,588
Hawaiian Electric Industries, Inc.	36,616	474,910
NextEra Energy, Inc.	46,496	2,726,060
		4,780,558
Gas Utilities - 0.4%
National Fuel Gas Co.	26,057	1,228,848
ONE Gas, Inc. (b)	17,730	1,088,090
		2,316,938
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	52,200	2,141,766
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	28,457	1,650,221
WEC Energy Group, Inc.	19,311	1,559,556
		3,209,777
TOTAL UTILITIES		12,449,039
TOTAL COMMON STOCKS (Cost $556,846,460)		605,974,529

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,250,317	2,250,767
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	992,926	993,025
TOTAL MONEY MARKET FUNDS (Cost $3,243,792)		3,243,792

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $560,090,252)	609,218,321
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,757,900)
NET ASSETS - 100.0%	607,460,421

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Mar 2024	1,363,740	30,912	30,912

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	508,828	9,835,454	8,093,515	16,067	-	-	2,250,767	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	162,000	13,753,395	12,922,370	4,511	-	-	993,025	0.0%
Total	670,828	23,588,849	21,015,885	20,578	-	-	3,243,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	50,059,677	50,059,677	-	-
Consumer Discretionary	59,655,715	59,655,715	-	-
Consumer Staples	35,042,389	35,042,389	-	-
Energy	23,449,680	23,449,680	-	-
Financials	81,741,107	81,741,107	-	-
Health Care	82,546,252	82,546,252	-	-
Industrials	56,719,357	56,719,357	-	-
Information Technology	172,401,186	172,401,186	-	-
Materials	16,104,991	16,104,991	-	-
Real Estate	15,805,136	15,805,136	-	-
Utilities	12,449,039	12,449,039	-	-

Money Market Funds	3,243,792	3,243,792	-	-
Total Investments in Securities:	609,218,321	609,218,321	-	-
Derivative Instruments: Assets
Futures Contracts	30,912	30,912	-	-
Total Assets	30,912	30,912	-	-
Total Derivative Instruments:	30,912	30,912	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	30,912	0
Total Equity Risk	30,912	0
Total Value of Derivatives	30,912	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Quality Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $956,041) - See accompanying schedule:
Unaffiliated issuers (cost $556,846,460)	$605,974,529
Fidelity Central Funds (cost $3,243,792)	3,243,792

Total Investment in Securities (cost $560,090,252)		$609,218,321
Segregated cash with brokers for derivative instruments		83,780
Cash		1,499,707
Receivable for fund shares sold		5,564,864
Dividends receivable		372,921
Distributions receivable from Fidelity Central Funds		4,597
Other receivables		20
Total assets		616,744,210
Liabilities
Payable for investments purchased	$8,212,791
Accrued management fee	55,433
Payable for daily variation margin on futures contracts	22,540
Collateral on securities loaned	993,025
Total Liabilities		9,283,789
Net Assets		$607,460,421
Net Assets consist of:
Paid in capital		$587,231,619
Total accumulated earnings (loss)		20,228,802
Net Assets		$607,460,421
Net Asset Value, offering price and redemption price per share ($607,460,421 ÷ 11,100,000 shares)		$54.73
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$2,868,127
Income from Fidelity Central Funds (including $4,511 from security lending)		20,578
Total Income		2,888,705
Expenses
Management fee	$374,129
Independent trustees' fees and expenses	944
Total expenses before reductions	375,073
Expense reductions	(239)
Total expenses after reductions		374,834
Net Investment income (loss)		2,513,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,332,596)
Redemptions in-kind	1,026,844
Futures contracts	56,097
Total net realized gain (loss)		(5,249,655)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,992,768
Futures contracts	(5,667)
Total change in net unrealized appreciation (depreciation)		20,987,101
Net gain (loss)		15,737,446
Net increase (decrease) in net assets resulting from operations		$18,251,317
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,513,871	$4,196,290
Net realized gain (loss)	(5,249,655)	1,048,219
Change in net unrealized appreciation (depreciation)	20,987,101	25,942,533
Net increase (decrease) in net assets resulting from operations	18,251,317	31,187,042
Distributions to shareholders	(2,364,450)	(4,025,350)

Share transactions
Proceeds from sales of shares	269,658,325	68,034,031
Cost of shares redeemed	(4,927,310)	(35,066,993)

Net increase (decrease) in net assets resulting from share transactions	264,731,015	32,967,038
Total increase (decrease) in net assets	280,617,882	60,128,730

Net Assets
Beginning of period	326,842,539	266,713,809
End of period	$607,460,421	$326,842,539

Other Information
Shares
Sold	4,950,000	1,450,000
Redeemed	(100,000)	(750,000)
Net increase (decrease)	4,850,000	700,000

Financial Highlights
Fidelity® Quality Factor ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.29	$48.06	$51.19	$38.19	$35.28	$33.47
Income from Investment Operations
Net investment income (loss) A,B	.37	.72	.67	.62	.62	.58
Net realized and unrealized gain (loss)	2.43	4.20	(3.10)	13.00	2.90	1.77
Total from investment operations	2.80	4.92	(2.43)	13.62	3.52	2.35
Distributions from net investment income	(.36)	(.69)	(.70)	(.62)	(.61)	(.54)
Total distributions	(.36)	(.69)	(.70)	(.62)	(.61)	(.54)
Net asset value, end of period	$54.73	$52.29	$48.06	$51.19	$38.19	$35.28
Total Return C,D,E	5.36%	10.46%	(4.79)%	36.00%	10.26%	7.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21% H	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.21% H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.21% H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.43% H	1.54%	1.33%	1.39%	1.74%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$607,460	$326,843	$266,714	$245,721	$147,022	$162,282
Portfolio turnover rate I,J	35% H	43%	38%	35%	41%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IPortfolio turnover rate excludes securities received or delivered in-kind.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small-Mid Multifactor ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	0.6
Builders FirstSource, Inc.	0.5
Deckers Outdoor Corp.	0.5
First Citizens Bancshares, Inc.	0.4
Booz Allen Hamilton Holding Corp. Class A	0.4
Hubbell, Inc. Class B	0.4
Jabil, Inc.	0.4
Neurocrine Biosciences, Inc.	0.4
Manhattan Associates, Inc.	0.4
Carlisle Companies, Inc.	0.4
4.4

Market Sectors (% of Fund's net assets)

Industrials	20.6
Financials	16.8
Consumer Discretionary	14.5
Information Technology	12.0
Health Care	10.8
Real Estate	6.3
Materials	5.1
Energy	5.0
Consumer Staples	3.6
Communication Services	2.7
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	3,960	305,712
EchoStar Holding Corp. Class A (a)(b)	9,520	127,473
GCI Liberty, Inc. Class A (Escrow) (c)	869	0
Iridium Communications, Inc.	6,711	243,341
		676,526
Entertainment - 0.4%
Madison Square Garden Sports Corp. (a)	1,251	231,560
Playtika Holding Corp. (a)	16,861	121,736
TKO Group Holdings, Inc.	2,725	228,055
		581,351
Interactive Media & Services - 0.5%
Shutterstock, Inc. (b)	4,417	207,466
Yelp, Inc. (a)	5,779	252,716
Ziff Davis, Inc. (a)	3,541	238,663
		698,845
Media - 1.3%
Integral Ad Science Holding Corp. (a)	9,860	143,463
News Corp. Class A	22,001	542,105
Nexstar Media Group, Inc. Class A	1,908	339,071
Scholastic Corp.	4,517	173,633
TEGNA, Inc.	15,662	244,171
The New York Times Co. Class A	8,522	413,828
Thryv Holdings, Inc. (a)	7,536	154,036
		2,010,307
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	12,732	210,842
TOTAL COMMUNICATION SERVICES		4,177,871
CONSUMER DISCRETIONARY - 14.5%
Automobile Components - 1.2%
Autoliv, Inc.	3,429	367,314
BorgWarner, Inc.	9,654	327,271
Dorman Products, Inc. (a)	2,261	184,068
Gentex Corp.	10,367	343,459
Lear Corp.	2,478	329,326
Patrick Industries, Inc.	2,156	216,441
Standard Motor Products, Inc.	4,116	166,081
		1,933,960
Automobiles - 0.5%
Harley-Davidson, Inc.	7,172	232,731
Thor Industries, Inc.	2,637	298,034
Winnebago Industries, Inc.	2,810	184,673
		715,438
Broadline Retail - 0.1%
Dillard's, Inc. Class A	485	187,826
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	4,193	211,663
Duolingo, Inc. (a)	1,723	308,227
Frontdoor, Inc. (a)	5,827	190,893
Graham Holdings Co.	328	236,291
Grand Canyon Education, Inc. (a)	2,075	270,974
H&R Block, Inc.	8,070	377,999
Perdoceo Education Corp.	11,389	206,141
Service Corp. International	6,229	418,090
Strategic Education, Inc.	2,371	223,016
Stride, Inc. (a)	4,518	270,854
		2,714,148
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	7,671	204,202
Boyd Gaming Corp.	4,079	258,976
Choice Hotels International, Inc. (b)	1,775	214,988
Churchill Downs, Inc.	2,928	354,200
Chuy's Holdings, Inc. (a)	3,870	130,845
Hyatt Hotels Corp. Class A	2,487	319,256
Jack in the Box, Inc.	1,969	153,523
Monarch Casino & Resort, Inc.	2,361	162,744
Texas Roadhouse, Inc. Class A	3,067	385,583
Travel+Leisure Co.	5,488	221,825
Vail Resorts, Inc.	1,688	374,736
Wendy's Co.	10,769	205,473
Wingstop, Inc.	1,629	457,928
Wyndham Hotels & Resorts, Inc.	4,123	321,305
		3,765,584
Household Durables - 3.3%
Beazer Homes U.S.A., Inc. (a)	4,842	153,734
Cavco Industries, Inc. (a)	702	233,008
Century Communities, Inc.	2,566	222,472
Ethan Allen Interiors, Inc. (b)	4,358	126,949
Green Brick Partners, Inc. (a)	3,323	173,361
Installed Building Products, Inc. (b)	1,526	297,341
KB Home	4,699	280,013
La-Z-Boy, Inc.	5,145	179,097
M.D.C. Holdings, Inc.	4,309	269,657
M/I Homes, Inc. (a)	2,169	276,374
Meritage Homes Corp.	1,928	319,296
Mohawk Industries, Inc. (a)	2,726	284,186
Skyline Champion Corp. (a)	3,493	239,201
Taylor Morrison Home Corp. (a)	5,816	303,246
Tempur Sealy International, Inc.	7,629	380,611
Toll Brothers, Inc.	4,541	451,148
TopBuild Corp. (a)	1,341	495,003
TRI Pointe Homes, Inc. (a)	7,112	245,577
Worthington Enterprises, Inc.	2,644	150,814
		5,081,088
Leisure Products - 0.7%
Brunswick Corp.	3,528	284,639
Malibu Boats, Inc. Class A (a)	2,961	123,622
MasterCraft Boat Holdings, Inc. (a)	5,196	100,647
Polaris, Inc.	2,474	222,561
Sturm, Ruger & Co., Inc.	2,896	126,439
Vista Outdoor, Inc. (a)	6,020	168,981
		1,026,889
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	4,806	489,731
Academy Sports & Outdoors, Inc.	4,400	276,012
Asbury Automotive Group, Inc. (a)	1,185	247,736
AutoNation, Inc. (a)	1,698	237,143
Dick's Sporting Goods, Inc.	2,606	388,476
Five Below, Inc. (a)	2,201	394,991
Group 1 Automotive, Inc.	884	229,893
Haverty Furniture Companies, Inc.	4,292	145,499
Murphy U.S.A., Inc.	999	352,167
Penske Automotive Group, Inc.	1,430	212,169
The Aaron's Co., Inc.	11,032	113,519
The Buckle, Inc.	4,533	168,582
Upbound Group, Inc.	5,493	182,368
Urban Outfitters, Inc. (a)	5,238	199,044
Valvoline, Inc. (a)	7,461	272,252
Williams-Sonoma, Inc.	2,754	532,596
Winmark Corp.	448	161,580
		4,603,758
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	2,997	304,136
Deckers Outdoor Corp. (a)	970	731,118
Kontoor Brands, Inc.	4,158	243,742
Ralph Lauren Corp.	2,135	306,735
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,177	385,692
Tapestry, Inc.	9,483	367,846
		2,339,269
TOTAL CONSUMER DISCRETIONARY		22,367,960
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	330	284,259
Molson Coors Beverage Co. Class B	7,347	453,971
The Vita Coco Co., Inc. (a)	6,553	129,029
		867,259
Consumer Staples Distribution & Retail - 0.6%
Casey's General Stores, Inc.	1,613	437,704
Ingles Markets, Inc. Class A	2,112	177,936
Sprouts Farmers Market LLC (a)	6,579	331,384
		947,024
Food Products - 1.4%
Cal-Maine Foods, Inc. (b)	4,141	229,494
Campbell Soup Co.	8,699	388,236
Flowers Foods, Inc.	11,054	252,031
Ingredion, Inc.	3,114	334,973
John B. Sanfilippo & Son, Inc.	1,577	168,944
Lancaster Colony Corp.	1,290	237,076
Seaboard Corp.	45	162,135
Sovos Brands, Inc. (a)	9,312	205,330
Tootsie Roll Industries, Inc.	4,687	152,749
		2,130,968
Household Products - 0.2%
WD-40 Co. (b)	1,004	260,016
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	7,742	427,900
elf Beauty, Inc. (a)	2,503	399,304
Inter Parfums, Inc.	1,485	206,638
USANA Health Sciences, Inc. (a)	2,495	116,816
		1,150,658
Tobacco - 0.1%
Vector Group Ltd.	14,538	152,213
TOTAL CONSUMER STAPLES		5,508,138
ENERGY - 5.0%
Energy Equipment & Services - 0.9%
Cactus, Inc.	4,620	196,073
Championx Corp.	9,583	262,670
TechnipFMC PLC	20,214	390,939
Tidewater, Inc. (a)	3,635	244,236
Weatherford International PLC (a)	3,568	319,514
		1,413,432
Oil, Gas & Consumable Fuels - 4.1%
Ardmore Shipping Corp.	11,408	189,031
California Resources Corp.	4,795	228,626
Chesapeake Energy Corp. (b)	4,651	358,639
Chord Energy Corp.	2,115	325,202
Civitas Resources, Inc.	3,359	217,697
CNX Resources Corp. (a)	11,380	229,876
CONSOL Energy, Inc.	2,941	278,219
Crescent Energy, Inc. Class A (b)	13,326	147,252
CVR Energy, Inc. (b)	4,746	160,083
Dorian LPG Ltd. (b)	6,090	228,010
DT Midstream, Inc.	5,402	290,033
Evolution Petroleum Corp. (b)	15,558	87,280
Gulfport Energy Corp. (a)	1,731	219,664
HF Sinclair Corp.	6,274	354,418
International Seaways, Inc.	4,451	238,752
Magnolia Oil & Gas Corp. Class A	11,107	229,026
Par Pacific Holdings, Inc. (a)	6,068	222,028
PBF Energy, Inc. Class A	6,204	313,364
Peabody Energy Corp.	9,938	265,345
Rex American Resources Corp. (a)	4,344	179,798
Scorpio Tankers, Inc.	4,417	312,282
Southwestern Energy Co. (a)	52,490	338,561
Teekay Corp. (a)	23,869	214,582
Teekay Tankers Ltd.	3,948	246,947
Texas Pacific Land Corp.	259	378,484
		6,253,199
TOTAL ENERGY		7,666,631
FINANCIALS - 16.8%
Banks - 5.0%
Amalgamated Financial Corp.	7,840	208,230
Associated Banc-Corp.	11,939	250,838
Axos Financial, Inc. (a)	4,619	256,031
Bancorp, Inc., Delaware (a)	5,131	223,917
Bank OZK	6,331	285,591
Cathay General Bancorp	5,765	237,345
City Holding Co.	1,881	192,257
East West Bancorp, Inc.	6,287	457,756
Enterprise Financial Services Corp.	4,521	188,209
Esquire Financial Holdings, Inc. (b)	3,022	150,677
First Citizens Bancshares, Inc.	424	640,240
First Commonwealth Financial Corp.	12,878	180,421
First Financial Corp., Indiana	4,021	158,508
FNB Corp., Pennsylvania	21,097	278,058
Fulton Financial Corp.	14,465	225,509
Hanmi Financial Corp.	8,465	141,789
HomeTrust Bancshares, Inc.	6,286	170,665
Independent Bank Corp.	7,516	191,207
International Bancshares Corp.	4,364	230,681
Midland States Bancorp, Inc.	6,657	174,813
New York Community Bancorp, Inc.	30,284	195,937
OFG Bancorp	5,639	207,346
Old Second Bancorp, Inc.	9,775	133,136
Pathward Financial, Inc.	3,506	181,541
Popular, Inc.	3,952	337,698
Preferred Bank, Los Angeles	2,504	179,887
S&T Bancorp, Inc. (b)	5,566	185,570
Synovus Financial Corp.	8,375	315,403
Trustco Bank Corp., New York	5,204	150,396
Univest Corp. of Pennsylvania	8,129	172,660
Webster Financial Corp.	8,001	395,889
WesBanco, Inc.	6,914	202,857
Westamerica Bancorp.	3,645	173,939
		7,675,001
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	2,044	304,229
Artisan Partners Asset Management, Inc.	5,645	236,526
Assetmark Financial Holdings, Inc. (a)	5,533	169,697
BrightSphere Investment Group, Inc.	8,012	177,225
Evercore, Inc. Class A	2,017	346,379
Federated Hermes, Inc.	6,631	231,820
Franklin Resources, Inc.	12,926	344,219
GCM Grosvenor, Inc. Class A	19,015	165,240
Hamilton Lane, Inc. Class A	2,577	298,777
Houlihan Lokey	2,824	338,259
Interactive Brokers Group, Inc.	4,415	391,831
Janus Henderson Group PLC	9,061	260,594
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,897	145,670
SEI Investments Co.	5,105	322,840
Stifel Financial Corp.	5,212	380,215
Tradeweb Markets, Inc. Class A	4,900	467,411
Victory Capital Holdings, Inc.	5,127	172,934
		4,753,866
Consumer Finance - 1.5%
Ally Financial, Inc.	13,342	489,385
Bread Financial Holdings, Inc. (b)	5,019	182,039
Credit Acceptance Corp. (a)(b)	456	246,728
Enova International, Inc. (a)	3,519	191,539
FirstCash Holdings, Inc.	2,456	281,875
Green Dot Corp. Class A (a)	8,797	79,261
Navient Corp.	10,555	181,757
Nelnet, Inc. Class A	1,915	166,854
OneMain Holdings, Inc.	6,477	308,305
PROG Holdings, Inc. (a)	4,992	152,955
		2,280,698
Financial Services - 2.1%
A-Mark Precious Metals, Inc. (b)	4,206	113,436
Cass Information Systems, Inc.	4,160	179,546
Enact Holdings, Inc.	5,826	165,983
Essent Group Ltd.	5,762	317,832
Euronet Worldwide, Inc. (a)	2,959	294,864
EVERTEC, Inc.	5,355	215,057
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,119	208,459
Jackson Financial, Inc.	6,057	303,274
MGIC Investment Corp.	15,987	317,182
NMI Holdings, Inc. (a)	7,207	230,047
Radian Group, Inc.	9,518	275,832
The Western Union Co.	22,344	280,864
Voya Financial, Inc.	4,633	335,290
		3,237,666
Insurance - 5.1%
American Equity Investment Life Holding Co. (a)	4,454	245,905
American Financial Group, Inc.	3,186	383,594
Amerisafe, Inc.	3,190	158,990
Assurant, Inc.	2,488	417,860
Axis Capital Holdings Ltd.	4,652	276,887
CNO Financial Group, Inc.	8,887	241,549
Employers Holdings, Inc.	4,363	182,024
Erie Indemnity Co. Class A	1,224	423,296
First American Financial Corp.	5,179	312,553
Genworth Financial, Inc. Class A (a)	37,190	229,462
Globe Life, Inc.	3,700	454,434
Hanover Insurance Group, Inc.	2,262	298,607
Kinsale Capital Group, Inc.	979	389,221
Loews Corp.	7,441	542,151
National Western Life Group, Inc.	399	193,116
Old Republic International Corp.	12,623	353,949
Primerica, Inc.	1,664	389,642
Reinsurance Group of America, Inc.	2,847	495,065
RenaissanceRe Holdings Ltd.	2,118	484,662
RLI Corp.	2,160	294,559
Selective Insurance Group, Inc.	3,064	321,291
Siriuspoint Ltd. (a)	16,585	195,703
Unum Group	7,965	385,028
White Mountains Insurance Group Ltd.	160	252,155
		7,921,703
TOTAL FINANCIALS		25,868,934
HEALTH CARE - 10.8%
Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (a)	8,797	227,930
ADMA Biologics, Inc. (a)	41,891	217,414
Akero Therapeutics, Inc. (a)	4,437	95,884
Alkermes PLC (a)	9,989	270,202
Arcellx, Inc. (a)	5,208	322,063
Catalyst Pharmaceutical Partners, Inc. (a)	13,737	197,813
Exelixis, Inc. (a)	16,105	350,445
Ironwood Pharmaceuticals, Inc. Class A (a)	17,288	245,317
Kiniksa Pharmaceuticals Ltd. (a)	8,703	153,434
Krystal Biotech, Inc. (a)	1,793	199,471
Morphic Holding, Inc. (a)	3,601	114,116
Mural Oncology PLC	980	4,302
Neurocrine Biosciences, Inc. (a)	4,137	578,228
Prothena Corp. PLC (a)	3,381	95,987
Repligen Corp. (a)	2,312	437,893
United Therapeutics Corp. (a)	1,923	413,022
Vaxcyte, Inc. (a)	5,173	369,456
Viking Therapeutics, Inc. (a)	13,557	327,266
		4,620,243
Health Care Equipment & Supplies - 2.9%
Atrion Corp.	316	107,440
CONMED Corp.	2,154	205,922
Dentsply Sirona, Inc.	9,640	334,990
Embecta Corp.	8,610	147,575
Envista Holdings Corp. (a)	8,893	208,986
Globus Medical, Inc. (a)	4,797	253,234
Haemonetics Corp. (a)	3,002	229,533
ICU Medical, Inc. (a)	1,440	131,803
Inspire Medical Systems, Inc. (a)	1,329	280,246
Integer Holdings Corp. (a)	2,574	260,798
Integra LifeSciences Holdings Corp. (a)	5,279	211,952
Lantheus Holdings, Inc. (a)	3,929	204,033
LeMaitre Vascular, Inc.	3,129	181,607
Masimo Corp. (a)	2,598	334,986
Merit Medical Systems, Inc. (a)	3,656	286,265
Neogen Corp. (a)	12,614	195,517
Penumbra, Inc. (a)	1,640	413,592
QuidelOrtho Corp. (a)	3,290	225,398
Tactile Systems Technology, Inc. (a)	7,331	111,211
UFP Technologies, Inc. (a)	997	168,004
		4,493,092
Health Care Providers & Services - 2.8%
Addus HomeCare Corp. (a)	2,032	175,971
Amedisys, Inc. (a)	2,503	235,958
AMN Healthcare Services, Inc. (a)	2,558	189,318
Chemed Corp.	706	418,510
Corvel Corp. (a)	961	226,162
Cross Country Healthcare, Inc. (a)	7,745	164,581
DaVita, Inc. (a)	2,999	324,372
Encompass Health Corp.	4,851	344,615
Henry Schein, Inc. (a)	5,519	413,042
National Healthcare Corp. (b)	2,871	267,118
National Research Corp. Class A	3,884	153,030
Premier, Inc.	8,643	186,862
Select Medical Holdings Corp.	7,729	200,877
The Ensign Group, Inc.	3,056	346,000
U.S. Physical Therapy, Inc.	1,669	153,982
Universal Health Services, Inc. Class B	2,835	450,226
		4,250,624
Health Care Technology - 0.4%
Computer Programs & Systems, Inc. (a)	6,079	61,580
Doximity, Inc. (a)	7,784	209,779
HealthStream, Inc.	7,132	189,854
Simulations Plus, Inc. (b)	3,492	132,347
		593,560
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	957	307,092
Bruker Corp.	4,974	355,691
Maravai LifeSciences Holdings, Inc. (a)	15,399	89,314
Medpace Holdings, Inc. (a)	1,259	367,099
		1,119,196
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc. (a)	3,407	181,798
ANI Pharmaceuticals, Inc. (a)	3,232	180,410
Assertio Holdings, Inc. (a)	29,643	26,163
Corcept Therapeutics, Inc. (a)	7,245	152,870
Innoviva, Inc. (a)	12,993	210,487
Organon & Co.	13,969	232,584
Phibro Animal Health Corp. Class A	10,633	114,943
Prestige Brands Holdings, Inc. (a)	3,596	221,298
Supernus Pharmaceuticals, Inc. (a)	6,180	171,062
		1,491,615
TOTAL HEALTH CARE		16,568,330
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.4%
AAR Corp. (a)	2,567	156,125
BWX Technologies, Inc.	3,908	318,424
Curtiss-Wright Corp.	1,540	342,758
Hexcel Corp.	3,749	248,896
Huntington Ingalls Industries, Inc.	1,531	396,407
Moog, Inc. Class A	1,680	234,864
National Presto Industries, Inc.	1,362	107,830
Woodward, Inc.	2,425	334,092
		2,139,396
Air Freight & Logistics - 0.2%
Forward Air Corp.	1,591	70,529
Hub Group, Inc. Class A (a)	4,014	181,754
		252,283
Building Products - 3.3%
A.O. Smith Corp.	4,749	368,570
AAON, Inc.	3,183	223,319
Allegion PLC	3,292	407,846
Builders FirstSource, Inc. (a)	4,221	733,314
Carlisle Companies, Inc.	1,754	551,212
CSW Industrials, Inc.	952	201,415
Fortune Brands Innovations, Inc.	4,904	380,501
Gibraltar Industries, Inc. (a)	2,197	177,781
Lennox International, Inc.	1,150	492,384
Masonite International Corp. (a)	1,579	145,347
Owens Corning	3,183	482,320
PGT Innovations, Inc. (a)	5,332	219,785
Simpson Manufacturing Co. Ltd.	1,823	329,945
Tecnoglass, Inc.	2,677	123,169
UFP Industries, Inc.	2,671	303,025
		5,139,933
Commercial Services & Supplies - 1.4%
Brady Corp. Class A	3,168	190,809
Clean Harbors, Inc. (a)	1,967	330,377
CoreCivic, Inc. (a)	13,336	189,638
Ennis, Inc.	5,212	106,168
MSA Safety, Inc.	1,560	257,447
Rollins, Inc.	8,781	380,305
Tetra Tech, Inc.	2,038	322,371
The Brink's Co.	2,619	211,720
The GEO Group, Inc. (a)	16,928	188,239
		2,177,074
Construction & Engineering - 1.7%
AECOM	4,953	436,805
API Group Corp. (a)	8,989	283,333
Arcosa, Inc.	2,607	204,076
Comfort Systems U.S.A., Inc.	1,538	334,469
EMCOR Group, Inc.	1,760	401,474
MasTec, Inc. (a)	2,451	160,957
MDU Resources Group, Inc.	10,055	196,173
MYR Group, Inc. (a)	1,140	163,989
Sterling Construction Co., Inc. (a)	2,437	183,019
Valmont Industries, Inc.	963	217,359
		2,581,654
Electrical Equipment - 1.9%
Acuity Brands, Inc.	1,462	348,190
Atkore, Inc.	1,709	260,674
Encore Wire Corp.	1,086	244,893
EnerSys	2,046	195,536
Hubbell, Inc. Class B	1,791	601,006
nVent Electric PLC	6,323	379,633
Powell Industries, Inc.	1,443	171,039
Regal Rexnord Corp.	2,431	324,441
Sensata Technologies, Inc. PLC	6,538	236,479
Thermon Group Holdings, Inc. (a)	4,630	151,771
		2,913,662
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	6,005	344,567
Landstar System, Inc.	1,484	284,512
Saia, Inc. (a)	962	433,458
Schneider National, Inc. Class B	4,074	99,894
Werner Enterprises, Inc.	3,659	144,713
		1,307,144
Machinery - 5.2%
AGCO Corp.	2,473	302,522
Alamo Group, Inc.	817	173,433
Albany International Corp. Class A	1,867	165,995
Allison Transmission Holdings, Inc.	4,168	252,331
Barnes Group, Inc.	3,916	129,659
Donaldson Co., Inc.	4,895	316,168
ESAB Corp.	2,776	238,708
ESCO Technologies, Inc.	1,694	172,568
Federal Signal Corp.	3,313	255,035
Flowserve Corp.	6,091	243,214
Franklin Electric Co., Inc.	2,082	196,249
Graco, Inc.	5,908	503,952
ITT, Inc.	3,236	390,844
Kadant, Inc.	789	225,654
Lincoln Electric Holdings, Inc.	2,080	462,218
Middleby Corp. (a)	2,167	305,699
Mueller Industries, Inc.	5,697	273,456
Mueller Water Products, Inc. Class A	10,369	142,159
Nordson Corp.	1,867	469,961
Pentair PLC	5,937	434,410
Snap-On, Inc.	1,817	526,803
SPX Technologies, Inc. (a)	2,357	237,208
Standex International Corp.	990	146,183
Tennant Co.	1,699	160,589
Terex Corp.	3,409	209,415
Timken Co.	2,981	244,174
Toro Co.	3,835	354,661
Wabash National Corp.	5,369	135,836
Watts Water Technologies, Inc. Class A	1,283	254,047
		7,923,151
Marine Transportation - 0.1%
Matson, Inc.	2,031	227,533
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	4,428	623,330
CACI International, Inc. Class A (a)	898	308,670
CBIZ, Inc. (a)	3,157	200,975
Concentrix Corp.	2,391	212,488
Exponent, Inc.	2,503	220,740
FTI Consulting, Inc. (a)	1,470	281,667
Heidrick & Struggles International, Inc.	4,019	120,449
Huron Consulting Group, Inc. (a)	1,479	153,121
ICF International, Inc.	1,268	176,303
Insperity, Inc.	2,010	230,527
KBR, Inc.	5,323	277,382
Kforce, Inc.	2,148	146,816
Manpower, Inc.	2,614	193,802
Maximus, Inc.	2,898	235,086
Resources Connection, Inc. (b)	7,023	94,530
Robert Half, Inc.	4,260	338,840
Science Applications International Corp.	2,279	290,937
TriNet Group, Inc. (a)	1,923	218,645
		4,324,308
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	1,754	309,511
BlueLinx Corp. (a)	1,381	159,285
Boise Cascade Co.	1,997	270,514
Core & Main, Inc. (a)	5,560	229,684
GMS, Inc. (a)	2,443	205,603
McGrath RentCorp.	1,701	213,731
MSC Industrial Direct Co., Inc. Class A	2,300	226,964
Rush Enterprises, Inc. Class A	3,988	179,101
SiteOne Landscape Supply, Inc. (a)	1,838	284,063
Textainer Group Holdings Ltd.	3,374	167,519
Watsco, Inc.	1,199	468,785
		2,714,760
TOTAL INDUSTRIALS		31,700,898
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.8%
Ciena Corp. (a)	7,039	373,067
Harmonic, Inc. (a)	14,273	166,994
Juniper Networks, Inc.	13,151	486,061
NetScout Systems, Inc. (a)	6,154	132,373
		1,158,495
Electronic Equipment, Instruments & Components - 3.5%
Advanced Energy Industries, Inc.	2,028	211,277
Arrow Electronics, Inc. (a)	2,501	277,986
Avnet, Inc.	5,138	232,751
Badger Meter, Inc.	1,541	221,889
Bel Fuse, Inc. Class B (non-vtg.)	2,716	181,592
Belden, Inc.	2,544	188,714
Cognex Corp.	7,135	257,859
CTS Corp.	3,544	145,517
ePlus, Inc. (a)	2,819	212,947
Fabrinet (a)	1,997	426,379
Insight Enterprises, Inc. (a)	1,667	307,962
IPG Photonics Corp. (a)	1,958	191,669
Jabil, Inc.	4,784	599,387
Littelfuse, Inc.	1,154	279,153
Methode Electronics, Inc. Class A	4,631	96,140
Novanta, Inc. (a)	1,679	259,489
OSI Systems, Inc. (a)	1,448	185,387
PC Connection, Inc.	2,644	170,564
Plexus Corp. (a)	2,001	189,535
Sanmina Corp. (a)	3,797	227,137
Vishay Intertechnology, Inc.	7,873	171,080
Vishay Precision Group, Inc. (a)	3,545	113,015
Vontier Corp.	8,305	287,270
		5,434,699
IT Services - 0.5%
Amdocs Ltd.	4,682	429,246
DXC Technology Co. (a)	12,585	274,353
Hackett Group, Inc.	5,817	134,489
		838,088
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems LLC (a)	4,608	119,532
Amkor Technology, Inc.	7,059	223,488
Axcelis Technologies, Inc. (a)	1,550	201,578
Cirrus Logic, Inc. (a)	3,064	236,541
Diodes, Inc. (a)	2,628	176,917
Kulicke & Soffa Industries, Inc.	3,744	188,398
Lattice Semiconductor Corp. (a)	5,144	313,064
NVE Corp.	1,653	132,223
Onto Innovation, Inc. (a)	2,378	384,047
PDF Solutions, Inc. (a)	3,623	113,038
Photronics, Inc. (a)	6,419	187,563
Power Integrations, Inc.	2,933	219,858
Rambus, Inc. (a)	5,289	362,455
Universal Display Corp.	2,088	354,480
		3,213,182
Software - 4.2%
ACI Worldwide, Inc. (a)	8,080	242,966
Adeia, Inc.	13,040	158,306
Agilysys, Inc. (a)	2,209	184,915
Altair Engineering, Inc. Class A (a)	3,186	270,874
AppFolio, Inc. (a)	1,226	268,813
Aspen Technology, Inc. (a)	1,425	273,586
Bentley Systems, Inc. Class B	7,881	397,202
Blackbaud, Inc. (a)	2,899	234,587
BlackLine, Inc. (a)	3,768	221,106
Box, Inc. Class A (a)	7,965	206,931
CommVault Systems, Inc. (a)	2,908	266,605
Dolby Laboratories, Inc. Class A	3,029	251,952
DoubleVerify Holdings, Inc. (a)	6,001	240,100
Dropbox, Inc. Class A (a)	12,136	384,468
Dynatrace, Inc. (a)	8,564	488,148
Intapp, Inc. (a)	3,853	165,987
InterDigital, Inc. (b)	2,123	223,021
Manhattan Associates, Inc. (a)	2,380	577,293
Progress Software Corp.	3,163	179,690
Qualys, Inc. (a)	1,822	344,668
SPS Commerce, Inc. (a)	1,742	320,180
Teradata Corp. (a)	4,951	228,637
Workiva, Inc. (a)	2,454	228,075
Yext, Inc. (a)	15,711	93,166
		6,451,276
Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. Class A (a)	11,198	447,808
Super Micro Computer, Inc. (a)	1,642	869,609
		1,317,417
TOTAL INFORMATION TECHNOLOGY		18,413,157
MATERIALS - 5.1%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	10,635	344,787
Balchem Corp.	1,879	263,361
Hawkins, Inc.	3,204	213,290
Innospec, Inc.	1,916	222,467
Minerals Technologies, Inc.	3,101	202,650
NewMarket Corp.	471	262,729
Olin Corp.	5,551	289,041
Orion SA	7,724	173,018
RPM International, Inc.	4,825	514,635
Sensient Technologies Corp.	3,275	203,148
Westlake Corp.	1,942	268,676
		2,957,802
Construction Materials - 0.2%
Eagle Materials, Inc.	1,698	384,223
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,873	373,145
Berry Global Group, Inc.	5,399	353,419
Graphic Packaging Holding Co.	14,237	363,186
Greif, Inc. Class A	2,623	164,226
Silgan Holdings, Inc.	5,317	244,263
Sonoco Products Co.	4,978	283,248
		1,781,487
Metals & Mining - 1.5%
Alpha Metallurgical Resources	1,158	462,320
Arch Resources, Inc.	1,531	270,926
ATI, Inc. (a)	6,519	266,432
Commercial Metals Co.	5,536	289,090
Materion Corp.	1,836	214,757
Royal Gold, Inc.	2,979	340,768
Warrior Metropolitan Coal, Inc.	4,884	313,406
Worthington Steel, Inc.	2,644	79,188
		2,236,887
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	3,989	265,468
Sylvamo Corp.	3,661	169,980
		435,448
TOTAL MATERIALS		7,795,847
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Agree Realty Corp.	4,300	256,323
American Homes 4 Rent Class A	11,729	411,101
Apartment Income (REIT) Corp.	7,427	242,789
Apartment Investment & Management Co. Class A (a)	17,229	128,011
Armada Hoffler Properties, Inc.	11,117	132,959
Brixmor Property Group, Inc.	13,244	297,195
Broadstone Net Lease, Inc.	11,889	191,056
Camden Property Trust (SBI)	3,980	373,483
COPT Defense Properties (SBI)	7,370	173,637
Cousins Properties, Inc.	9,092	208,298
CubeSmart	8,765	378,823
EastGroup Properties, Inc.	1,862	330,375
EPR Properties	4,619	204,483
Equity Commonwealth	8,634	164,996
Equity Lifestyle Properties, Inc.	6,344	429,425
Essential Properties Realty Trust, Inc.	8,838	220,155
Federal Realty Investment Trust (SBI)	3,108	316,177
First Industrial Realty Trust, Inc.	5,832	300,465
Four Corners Property Trust, Inc.	6,768	158,439
Getty Realty Corp.	4,715	130,417
Highwoods Properties, Inc. (SBI)	7,537	173,125
Independence Realty Trust, Inc.	12,923	189,839
Kimco Realty Corp.	22,560	455,712
Lamar Advertising Co. Class A	3,590	375,801
LXP Industrial Trust (REIT)	19,366	176,037
Medical Properties Trust, Inc. (b)	27,577	85,489
National Health Investors, Inc.	3,148	167,411
NNN (REIT), Inc.	7,743	312,353
Omega Healthcare Investors, Inc.	9,865	286,085
Physicians Realty Trust	14,224	174,102
Piedmont Office Realty Trust, Inc. Class A	18,707	127,208
Potlatch Corp.	4,344	194,307
Regency Centers Corp.	5,956	373,263
Rexford Industrial Realty, Inc.	7,620	400,736
Stag Industrial, Inc.	8,124	300,101
Terreno Realty Corp.	3,910	233,544
		9,073,720
Real Estate Management & Development - 0.4%
Forestar Group, Inc. (a)	3,981	124,446
The RMR Group, Inc.	5,032	131,285
Zillow Group, Inc. Class C (a)	7,896	448,809
		704,540
TOTAL REAL ESTATE		9,778,260
UTILITIES - 2.4%
Electric Utilities - 1.1%
Allete, Inc.	3,818	225,682
Hawaiian Electric Industries, Inc.	6,378	82,723
IDACORP, Inc.	2,647	245,059
OGE Energy Corp.	9,059	301,121
Otter Tail Corp.	2,553	230,842
Pinnacle West Capital Corp.	4,696	323,554
Portland General Electric Co.	5,372	219,876
		1,628,857
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	1,587	160,731
National Fuel Gas Co.	4,850	228,726
New Jersey Resources Corp.	5,501	224,606
ONE Gas, Inc. (b)	3,142	192,825
		806,888
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	8,282	200,756
Multi-Utilities - 0.5%
Avista Corp.	5,422	184,402
NiSource, Inc.	16,159	419,649
NorthWestern Energy Corp.	3,942	189,689
		793,740
Water Utilities - 0.2%
Consolidated Water Co., Inc. (b)	6,949	221,882
TOTAL UTILITIES		3,652,123
TOTAL COMMON STOCKS (Cost $138,722,936)		153,498,149

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	177,388	177,423
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	3,436,004	3,436,347
TOTAL MONEY MARKET FUNDS (Cost $3,613,770)		3,613,770

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $142,336,706)	157,111,919
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(3,326,824)
NET ASSETS - 100.0%	153,785,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Mar 2024	195,590	2,001	2,001

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	217,417	2,490,504	2,530,498	4,079	-	-	177,423	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,432,050	11,315,198	12,310,901	2,964	-	-	3,436,347	0.0%
Total	4,649,467	13,805,702	14,841,399	7,043	-	-	3,613,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,177,871	4,177,871	-	-
Consumer Discretionary	22,367,960	22,367,960	-	-
Consumer Staples	5,508,138	5,508,138	-	-
Energy	7,666,631	7,666,631	-	-
Financials	25,868,934	25,868,934	-	-
Health Care	16,568,330	16,568,330	-	-
Industrials	31,700,898	31,700,898	-	-
Information Technology	18,413,157	18,413,157	-	-
Materials	7,795,847	7,795,847	-	-
Real Estate	9,778,260	9,778,260	-	-
Utilities	3,652,123	3,652,123	-	-

Money Market Funds	3,613,770	3,613,770	-	-
Total Investments in Securities:	157,111,919	157,111,919	-	-
Derivative Instruments: Assets
Futures Contracts	2,001	2,001	-	-
Total Assets	2,001	2,001	-	-
Total Derivative Instruments:	2,001	2,001	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,001	0
Total Equity Risk	2,001	0
Total Value of Derivatives	2,001	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small-Mid Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,272,517) - See accompanying schedule:
Unaffiliated issuers (cost $138,722,936)	$153,498,149
Fidelity Central Funds (cost $3,613,770)	3,613,770

Total Investment in Securities (cost $142,336,706)		$157,111,919
Segregated cash with brokers for derivative instruments		37,200
Cash		44,185
Foreign currency held at value (cost $1,224)		1,174
Dividends receivable		45,891
Distributions receivable from Fidelity Central Funds		976
Other receivables		1,096
Total assets		157,242,441
Liabilities
Accrued management fee	$18,748
Payable for daily variation margin on futures contracts	2,250
Collateral on securities loaned	3,436,348
Total Liabilities		3,457,346
Net Assets		$153,785,095
Net Assets consist of:
Paid in capital		$149,182,767
Total accumulated earnings (loss)		4,602,328
Net Assets		$153,785,095
Net Asset Value, offering price and redemption price per share ($153,785,095 ÷ 4,300,000 shares)		$35.76
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$1,028,601
Income from Fidelity Central Funds (including $2,964 from security lending)		7,043
Total Income		1,035,644
Expenses
Management fee	$138,029
Independent trustees' fees and expenses	349
Total expenses before reductions	138,378
Expense reductions	(777)
Total expenses after reductions		137,601
Net Investment income (loss)		898,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,560,514)
Redemptions in-kind	2,867,410
Futures contracts	(11,252)
Total net realized gain (loss)		(1,704,356)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,459,901
Assets and liabilities in foreign currencies	(27)
Futures contracts	(10,951)
Total change in net unrealized appreciation (depreciation)		6,448,923
Net gain (loss)		4,744,567
Net increase (decrease) in net assets resulting from operations		$5,642,610
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$898,043	$1,537,092
Net realized gain (loss)	(1,704,356)	(2,572,384)
Change in net unrealized appreciation (depreciation)	6,448,923	10,094,272
Net increase (decrease) in net assets resulting from operations	5,642,610	9,058,980
Distributions to shareholders	(907,200)	(1,518,700)

Share transactions
Proceeds from sales of shares	37,349,645	48,425,159
Cost of shares redeemed	(13,276,156)	(2,938,248)

Net increase (decrease) in net assets resulting from share transactions	24,073,489	45,486,911
Total increase (decrease) in net assets	28,808,899	53,027,191

Net Assets
Beginning of period	124,976,196	71,949,005
End of period	$153,785,095	$124,976,196

Other Information
Shares
Sold	1,100,000	1,500,000
Redeemed	(400,000)	(100,000)
Net increase (decrease)	700,000	1,400,000

Financial Highlights
Fidelity® Small-Mid Multifactor ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$34.72	$32.70	$33.97	$23.90	$25.50	$24.85
Income from Investment Operations
Net investment income (loss) B,C	.24	.53	.45	.38	.31	.18
Net realized and unrealized gain (loss)	1.04	2.01	(1.26)	10.11	(1.58)	.64
Total from investment operations	1.28	2.54	(.81)	10.49	(1.27)	.82
Distributions from net investment income	(.24)	(.52)	(.46)	(.42)	(.33)	(.17)
Total distributions	(.24)	(.52)	(.46)	(.42)	(.33)	(.17)
Net asset value, end of period	$35.76	$34.72	$32.70	$33.97	$23.90	$25.50
Total Return D,E,F	3.74%	7.92%	(2.35)%	44.21%	(4.90)%	3.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I	.29%	.29%	.29%	.29%	.29% I
Expenses net of fee waivers, if any	.22% I	.29%	.29%	.29%	.29%	.29% I
Expenses net of all reductions	.21% I	.29%	.29%	.29%	.29%	.29% I
Net investment income (loss)	1.40% I	1.65%	1.35%	1.23%	1.32%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$153,785	$124,976	$71,949	$67,939	$19,117	$7,650
Portfolio turnover rate J,K	54% I	65%	60%	61%	52%	2% L

AFor the period February 26, 2019 (commencement of operations) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Stocks for Inflation ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.8
Apple, Inc.	5.3
NVIDIA Corp.	3.1
Marathon Petroleum Corp.	2.8
Steel Dynamics, Inc.	2.7
Nucor Corp.	2.7
Eli Lilly & Co.	2.6
PBF Energy, Inc. Class A	2.4
Reliance Steel & Aluminum Co.	2.4
Procter & Gamble Co.	2.3
32.1

Market Sectors (% of Fund's net assets)

Information Technology	23.2
Health Care	18.9
Consumer Staples	10.4
Financials	8.4
Materials	7.8
Energy	7.4
Consumer Discretionary	6.1
Real Estate	5.7
Industrials	4.6
Utilities	4.0
Communication Services	3.3

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Stocks for Inflation ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	15,851	280,404
Entertainment - 0.3%
Netflix, Inc. (a)	764	430,980
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	13,718	1,921,892
Meta Platforms, Inc. Class A	2,916	1,137,648
		3,059,540
Media - 0.5%
Comcast Corp. Class A	7,195	334,855
Fox Corp. Class A	3,667	118,444
Nexstar Media Group, Inc. Class A	644	114,445
		567,744
TOTAL COMMUNICATION SERVICES		4,338,668
CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (a)	266	932,987
Boyd Gaming Corp.	8,842	561,379
McDonald's Corp.	3,188	933,191
		2,427,557
Household Durables - 3.7%
D.R. Horton, Inc.	5,247	749,849
KB Home	11,109	661,985
Lennar Corp. Class A	5,200	779,220
Meritage Homes Corp.	4,103	679,498
NVR, Inc. (a)	99	700,454
PulteGroup, Inc.	7,536	787,964
Taylor Morrison Home Corp. (a)	12,473	650,342
		5,009,312
Specialty Retail - 0.6%
O'Reilly Automotive, Inc. (a)	727	743,757
TOTAL CONSUMER DISCRETIONARY		8,180,626
CONSUMER STAPLES - 10.4%
Beverages - 1.9%
The Coca-Cola Co.	42,660	2,537,843
Household Products - 5.4%
Colgate-Palmolive Co.	27,354	2,303,207
Kimberly-Clark Corp.	15,808	1,912,294
Procter & Gamble Co.	19,262	3,026,831
		7,242,332
Tobacco - 3.1%
Altria Group, Inc.	48,354	1,939,962
Philip Morris International, Inc.	24,232	2,201,477
		4,141,439
TOTAL CONSUMER STAPLES		13,921,614
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Chord Energy Corp.	18,816	2,893,148
Marathon Petroleum Corp.	22,722	3,762,763
PBF Energy, Inc. Class A	64,607	3,263,300
		9,919,211
FINANCIALS - 8.4%
Banks - 0.5%
First Citizens Bancshares, Inc.	467	705,170
Consumer Finance - 1.8%
Capital One Financial Corp.	6,596	892,571
Discover Financial Services	6,952	733,575
Synchrony Financial	20,155	783,425
		2,409,571
Financial Services - 3.9%
Essent Group Ltd.	13,191	727,616
MasterCard, Inc. Class A	3,259	1,464,041
MGIC Investment Corp.	38,142	756,737
Radian Group, Inc.	24,437	708,184
Visa, Inc. Class A	5,816	1,589,280
		5,245,858
Insurance - 2.2%
Arch Capital Group Ltd. (a)	9,280	764,950
Everest Re Group Ltd.	1,913	736,448
Principal Financial Group, Inc.	8,794	695,605
Unum Group	13,511	653,122
		2,850,125
TOTAL FINANCIALS		11,210,724
HEALTH CARE - 18.9%
Biotechnology - 7.0%
AbbVie, Inc.	14,401	2,367,524
Gilead Sciences, Inc.	21,646	1,694,016
Regeneron Pharmaceuticals, Inc. (a)	2,076	1,957,211
United Therapeutics Corp. (a)	5,964	1,280,948
Vertex Pharmaceuticals, Inc. (a)	4,661	2,019,984
		9,319,683
Health Care Equipment & Supplies - 1.5%
Stryker Corp.	5,920	1,986,042
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	15,160	1,655,320
HCA Holdings, Inc.	5,609	1,710,184
McKesson Corp.	3,512	1,755,614
		5,121,118
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	28,407	1,388,250
Eli Lilly & Co.	5,393	3,481,775
Merck & Co., Inc.	20,454	2,470,434
Pfizer, Inc.	55,670	1,507,544
		8,848,003
TOTAL HEALTH CARE		25,274,846
INDUSTRIALS - 4.6%
Building Products - 1.0%
Builders FirstSource, Inc. (a)	3,967	689,187
Owens Corning	4,034	611,272
		1,300,459
Electrical Equipment - 0.4%
Atkore, Inc.	3,599	548,955
Industrial Conglomerates - 0.6%
General Electric Co.	6,454	854,639
Machinery - 1.5%
Allison Transmission Holdings, Inc.	9,434	571,134
Mueller Industries, Inc.	14,109	677,232
PACCAR, Inc.	7,211	723,912
		1,972,278
Trading Companies & Distributors - 1.1%
Boise Cascade Co.	5,032	681,635
W.W. Grainger, Inc.	822	736,216
		1,417,851
TOTAL INDUSTRIALS		6,094,182
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.	15,746	790,134
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (a)	2,480	275,652
Jabil, Inc.	3,071	384,766
		660,418
IT Services - 0.8%
Amdocs Ltd.	3,657	335,274
Cognizant Technology Solutions Corp. Class A	5,490	423,389
VeriSign, Inc. (a)	1,655	329,146
		1,087,809
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	2,808	540,147
Applied Materials, Inc.	4,106	674,616
Axcelis Technologies, Inc. (a)	1,676	217,964
Broadcom, Inc.	1,371	1,617,780
Diodes, Inc. (a)	3,442	231,715
KLA Corp.	932	553,645
Lam Research Corp.	762	628,780
Microchip Technology, Inc.	4,689	399,409
NVIDIA Corp.	6,785	4,174,607
Rambus, Inc. (a)	5,837	400,010
Skyworks Solutions, Inc.	3,123	326,229
		9,764,902
Software - 8.7%
Adobe, Inc. (a)	1,703	1,052,079
Cadence Design Systems, Inc. (a)	1,980	571,151
Dolby Laboratories, Inc. Class A	3,550	295,289
Fair Isaac Corp. (a)	411	492,719
Fortinet, Inc. (a)	5,553	358,113
Manhattan Associates, Inc. (a)	1,744	423,025
Microsoft Corp.	19,297	7,672,102
Oracle Corp.	6,406	715,550
		11,580,028
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	38,116	7,028,590
TOTAL INFORMATION TECHNOLOGY		30,911,881
MATERIALS - 7.8%
Metals & Mining - 7.8%
Nucor Corp.	19,216	3,592,047
Reliance Steel & Aluminum Co.	11,180	3,190,996
Steel Dynamics, Inc.	30,552	3,687,321
		10,470,364
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Public Storage	8,585	2,431,186
Simon Property Group, Inc.	20,642	2,861,188
VICI Properties, Inc.	77,885	2,345,896
		7,638,270
UTILITIES - 4.0%
Gas Utilities - 1.8%
National Fuel Gas Co.	52,028	2,453,640
Multi-Utilities - 2.2%
Consolidated Edison, Inc.	31,647	2,876,712
TOTAL UTILITIES		5,330,352
TOTAL COMMON STOCKS (Cost $117,162,779)		133,290,738

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $138,928)	138,900	138,928

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $117,301,707)	133,429,666
NET OTHER ASSETS (LIABILITIES) - 0.1%	157,391
NET ASSETS - 100.0%	133,587,057

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1	Mar 2024	243,525	9,646	9,646

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	107,212	13,240,085	13,208,369	5,027	-	-	138,928	0.0%
Total	107,212	13,240,085	13,208,369	5,027	-	-	138,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,338,668	4,338,668	-	-
Consumer Discretionary	8,180,626	8,180,626	-	-
Consumer Staples	13,921,614	13,921,614	-	-
Energy	9,919,211	9,919,211	-	-
Financials	11,210,724	11,210,724	-	-
Health Care	25,274,846	25,274,846	-	-
Industrials	6,094,182	6,094,182	-	-
Information Technology	30,911,881	30,911,881	-	-
Materials	10,470,364	10,470,364	-	-
Real Estate	7,638,270	7,638,270	-	-
Utilities	5,330,352	5,330,352	-	-

Money Market Funds	138,928	138,928	-	-
Total Investments in Securities:	133,429,666	133,429,666	-	-
Derivative Instruments: Assets
Futures Contracts	9,646	9,646	-	-
Total Assets	9,646	9,646	-	-
Total Derivative Instruments:	9,646	9,646	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,646	0
Total Equity Risk	9,646	0
Total Value of Derivatives	9,646	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Stocks for Inflation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $117,162,779)	$133,290,738
Fidelity Central Funds (cost $138,928)	138,928

Total Investment in Securities (cost $117,301,707)		$133,429,666
Segregated cash with brokers for derivative instruments		33,600
Cash		25,178
Dividends receivable		118,408
Distributions receivable from Fidelity Central Funds		639
Total assets		133,607,491
Liabilities
Accrued management fee	$16,409
Payable for daily variation margin on futures contracts	4,025
Total Liabilities		20,434
Net Assets		$133,587,057
Net Assets consist of:
Paid in capital		$139,736,919
Total accumulated earnings (loss)		(6,149,862)
Net Assets		$133,587,057
Net Asset Value, offering price and redemption price per share ($133,587,057 ÷ 3,700,000 shares)		$36.10
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$1,404,265
Income from Fidelity Central Funds		5,027
Total Income		1,409,292
Expenses
Management fee	$147,129
Independent trustees' fees and expenses	419
Total expenses before reductions	147,548
Expense reductions	(160)
Total expenses after reductions		147,388
Net Investment income (loss)		1,261,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,068,785)
Redemptions in-kind	1,587,317
Futures contracts	11,677
Total net realized gain (loss)		(1,469,791)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,742,563
Futures contracts	(3,614)
Total change in net unrealized appreciation (depreciation)		10,738,949
Net gain (loss)		9,269,158
Net increase (decrease) in net assets resulting from operations		$10,531,062
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,261,904	$4,059,664
Net realized gain (loss)	(1,469,791)	(11,942,083)
Change in net unrealized appreciation (depreciation)	10,738,949	19,422,908
Net increase (decrease) in net assets resulting from operations	10,531,062	11,540,489
Distributions to shareholders	(1,208,150)	(4,166,950)

Share transactions
Proceeds from sales of shares	-	7,889,065
Cost of shares redeemed	(23,234,693)	(128,142,495)

Net increase (decrease) in net assets resulting from share transactions	(23,234,693)	(120,253,430)
Total increase (decrease) in net assets	(13,911,781)	(112,879,891)

Net Assets
Beginning of period	147,498,838	260,378,729
End of period	$133,587,057	$147,498,838

Other Information
Shares
Sold	-	250,000
Redeemed	(700,000)	(4,050,000)
Net increase (decrease)	(700,000)	(3,800,000)

Financial Highlights
Fidelity® Stocks for Inflation ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$33.52	$31.75	$30.72	$24.07	$24.94
Income from Investment Operations
Net investment income (loss) B,C	.32	.61	.54	.39	.38
Net realized and unrealized gain (loss)	2.57	1.80	1.00	7.08	(.90)
Total from investment operations	2.89	2.41	1.54	7.47	(.52)
Distributions from net investment income	(.31)	(.64)	(.51)	(.82)	(.35)
Total distributions	(.31)	(.64)	(.51)	(.82)	(.35)
Net asset value, end of period	$36.10	$33.52	$31.75	$30.72	$24.07
Total Return D,E,F	8.68%	7.77%	5.03%	31.78%	(1.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I	.29%	.29%	.29%	.29% I,J
Expenses net of fee waivers, if any	.22% I	.29%	.29%	.29%	.29% I,J
Expenses net of all reductions	.22% I	.29%	.29%	.29%	.29% I,J
Net investment income (loss)	1.90% I	1.95%	1.68%	1.34%	2.16% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$133,587	$147,499	$260,379	$46,083	$3,610
Portfolio turnover rate K,L	88% I	105%	76%	52%	65% M

AFor the period November 5, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Fidelity® U.S. Multifactor ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.1
Apple, Inc.	6.5
Alphabet, Inc. Class A	3.8
Meta Platforms, Inc. Class A	2.3
Eli Lilly & Co.	2.0
Visa, Inc. Class A	1.9
MasterCard, Inc. Class A	1.8
The Home Depot, Inc.	1.6
Exxon Mobil Corp.	1.6
Broadcom, Inc.	1.6
30.2

Market Sectors (% of Fund's net assets)

Information Technology	27.4
Financials	13.8
Health Care	13.1
Consumer Discretionary	11.3
Industrials	8.6
Communication Services	8.2
Consumer Staples	5.8
Energy	4.1
Materials	2.7
Real Estate	2.5
Utilities	2.2

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® U.S. Multifactor ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	27,618	488,562
Interactive Media & Services - 6.1%
Alphabet, Inc. Class A (a)	21,519	3,014,812
Meta Platforms, Inc. Class A	4,640	1,810,250
		4,825,062
Media - 1.5%
Comcast Corp. Class A	12,078	562,110
Fox Corp. Class A	7,015	226,585
Omnicom Group, Inc.	2,896	261,740
TEGNA, Inc.	12,733	198,507
		1,248,942
TOTAL COMMUNICATION SERVICES		6,562,566
CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc. (a)	272	954,032
McDonald's Corp.	3,341	977,978
Yum! Brands, Inc.	4,860	629,321
		2,561,331
Household Durables - 4.6%
Lennar Corp. Class A	5,296	793,606
Meritage Homes Corp.	4,153	687,778
NVR, Inc. (a)	98	693,378
PulteGroup, Inc.	7,653	800,198
Taylor Morrison Home Corp. (a)	12,615	657,746
		3,632,706
Specialty Retail - 3.5%
AutoZone, Inc. (a)	269	743,013
O'Reilly Automotive, Inc. (a)	744	761,149
The Home Depot, Inc.	3,612	1,274,892
		2,779,054
TOTAL CONSUMER DISCRETIONARY		8,973,091
CONSUMER STAPLES - 5.8%
Food Products - 0.7%
The Hershey Co.	2,698	522,171
Household Products - 3.2%
Colgate-Palmolive Co.	8,829	743,402
Kimberly-Clark Corp.	4,969	601,100
Procter & Gamble Co.	7,817	1,228,363
		2,572,865
Personal Care Products - 0.1%
Kenvue, Inc.	4,336	90,015
Tobacco - 1.8%
Altria Group, Inc.	15,887	637,386
Philip Morris International, Inc.	8,553	777,040
		1,414,426
TOTAL CONSUMER STAPLES		4,599,477
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
ConocoPhillips Co.	6,840	765,191
Coterra Energy, Inc.	20,727	515,688
Exxon Mobil Corp.	12,281	1,262,610
Valero Energy Corp.	4,918	683,110
		3,226,599
FINANCIALS - 13.8%
Banks - 0.8%
First Citizens Bancshares, Inc.	441	665,910
Financial Services - 6.3%
Essent Group Ltd.	12,537	691,541
MasterCard, Inc. Class A	3,110	1,397,105
MGIC Investment Corp.	36,278	719,756
Radian Group, Inc.	23,251	673,814
Visa, Inc. Class A	5,554	1,517,686
		4,999,902
Insurance - 6.7%
Arch Capital Group Ltd. (a)	8,819	726,950
Chubb Ltd.	3,852	943,740
Everest Re Group Ltd.	1,818	699,875
Reinsurance Group of America, Inc.	4,555	792,069
RLI Corp.	4,705	641,621
The Travelers Companies, Inc.	4,137	874,396
Unum Group	12,858	621,556
		5,300,207
TOTAL FINANCIALS		10,966,019
HEALTH CARE - 13.1%
Biotechnology - 6.4%
AbbVie, Inc.	6,241	1,026,020
Amgen, Inc.	2,941	924,239
Biogen, Inc. (a)	1,968	485,427
Gilead Sciences, Inc.	8,293	649,010
Regeneron Pharmaceuticals, Inc. (a)	786	741,025
United Therapeutics Corp. (a)	2,052	440,729
Vertex Pharmaceuticals, Inc. (a)	1,775	769,250
		5,035,700
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	11,234	549,006
Eli Lilly & Co.	2,433	1,570,769
Johnson & Johnson	6,810	1,082,109
Merck & Co., Inc.	8,887	1,073,372
Pfizer, Inc.	23,219	628,771
Royalty Pharma PLC	15,616	443,338
		5,347,365
TOTAL HEALTH CARE		10,383,065
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	1,895	813,732
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	5,644	713,007
Building Products - 1.1%
Builders FirstSource, Inc. (a)	4,852	842,938
Electrical Equipment - 0.8%
Atkore, Inc.	4,398	670,827
Machinery - 2.8%
Allison Transmission Holdings, Inc.	11,528	697,905
Mueller Industries, Inc.	17,221	826,608
Snap-On, Inc.	2,538	735,842
		2,260,355
Professional Services - 2.0%
Automatic Data Processing, Inc.	3,439	845,237
Paychex, Inc.	5,938	722,833
		1,568,070
TOTAL INDUSTRIALS		6,868,929
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	12,657	635,128
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (a)	2,303	255,978
Badger Meter, Inc.	1,770	254,862
Jabil, Inc.	2,821	353,443
		864,283
IT Services - 2.7%
Accenture PLC Class A	2,023	736,129
Akamai Technologies, Inc. (a)	3,309	407,768
Amdocs Ltd.	3,383	310,153
Cognizant Technology Solutions Corp. Class A	4,904	378,196
VeriSign, Inc. (a)	1,515	301,303
		2,133,549
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	2,377	457,240
Applied Materials, Inc.	3,424	562,563
Broadcom, Inc.	1,068	1,260,240
Cirrus Logic, Inc. (a)	3,626	279,927
Diodes, Inc. (a)	3,225	217,107
KLA Corp.	806	478,796
Skyworks Solutions, Inc.	2,864	299,173
		3,555,046
Software - 11.8%
Adobe, Inc. (a)	1,361	840,799
Cadence Design Systems, Inc. (a)	1,720	496,151
Dolby Laboratories, Inc. Class A	3,310	275,326
Fair Isaac Corp. (a)	372	445,965
Fortinet, Inc. (a)	4,884	314,969
Microsoft Corp.	14,236	5,659,951
Oracle Corp.	5,223	583,409
SPS Commerce, Inc. (a)	1,738	319,444
Synopsys, Inc. (a)	912	486,415
		9,422,429
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	28,067	5,175,555
TOTAL INFORMATION TECHNOLOGY		21,785,990
MATERIALS - 2.7%
Chemicals - 0.8%
CF Industries Holdings, Inc.	8,033	606,572
Metals & Mining - 1.9%
Nucor Corp.	4,082	763,048
Steel Dynamics, Inc.	6,209	749,364
		1,512,412
TOTAL MATERIALS		2,118,984
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Net Lease Office Properties	683	16,925
Public Storage	2,514	711,940
VICI Properties, Inc.	22,408	674,929
WP Carey, Inc.	9,968	617,617
		2,021,411
UTILITIES - 2.2%
Gas Utilities - 1.0%
National Fuel Gas Co.	16,741	789,506
Multi-Utilities - 1.2%
Consolidated Edison, Inc.	10,424	947,542
TOTAL UTILITIES		1,737,048
TOTAL COMMON STOCKS (Cost $72,922,711)		79,243,179

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $116,991)	116,968	116,991

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $73,039,702)	79,360,170
NET OTHER ASSETS (LIABILITIES) - 0.1%	86,955
NET ASSETS - 100.0%	79,447,125

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Mar 2024	121,763	2,808	2,808

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	18,721	1,197,623	1,099,353	1,265	-	-	116,991	0.0%
Total	18,721	1,197,623	1,099,353	1,265	-	-	116,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,562,566	6,562,566	-	-
Consumer Discretionary	8,973,091	8,973,091	-	-
Consumer Staples	4,599,477	4,599,477	-	-
Energy	3,226,599	3,226,599	-	-
Financials	10,966,019	10,966,019	-	-
Health Care	10,383,065	10,383,065	-	-
Industrials	6,868,929	6,868,929	-	-
Information Technology	21,785,990	21,785,990	-	-
Materials	2,118,984	2,118,984	-	-
Real Estate	2,021,411	2,021,411	-	-
Utilities	1,737,048	1,737,048	-	-

Money Market Funds	116,991	116,991	-	-
Total Investments in Securities:	79,360,170	79,360,170	-	-
Derivative Instruments: Assets
Futures Contracts	2,808	2,808	-	-
Total Assets	2,808	2,808	-	-
Total Derivative Instruments:	2,808	2,808	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,808	0
Total Equity Risk	2,808	0
Total Value of Derivatives	2,808	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® U.S. Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $72,922,711)	$79,243,179
Fidelity Central Funds (cost $116,991)	116,991

Total Investment in Securities (cost $73,039,702)		$79,360,170
Segregated cash with brokers for derivative instruments		8,960
Cash		913
Receivable for fund shares sold		4,256,095
Dividends receivable		54,932
Distributions receivable from Fidelity Central Funds		424
Total assets		83,681,494
Liabilities
Payable for investments purchased	$4,224,138
Accrued management fee	8,218
Payable for daily variation margin on futures contracts	2,013
Total Liabilities		4,234,369
Net Assets		$79,447,125
Net Assets consist of:
Paid in capital		$74,021,131
Total accumulated earnings (loss)		5,425,994
Net Assets		$79,447,125
Net Asset Value, offering price and redemption price per share ($79,447,125 ÷ 2,800,000 shares)		$28.37
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$381,299
Income from Fidelity Central Funds		1,265
Total Income		382,564
Expenses
Management fee	$45,339
Independent trustees' fees and expenses	106
Total expenses before reductions	45,445
Expense reductions	(249)
Total expenses after reductions		45,196
Net Investment income (loss)		337,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(510,939)
Redemptions in-kind	660,597
Futures contracts	8,205
Total net realized gain (loss)		157,863
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,374,437
Futures contracts	548
Total change in net unrealized appreciation (depreciation)		3,374,985
Net gain (loss)		3,532,848
Net increase (decrease) in net assets resulting from operations		$3,870,216
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$337,368	$376,380
Net realized gain (loss)	157,863	(51,150)
Change in net unrealized appreciation (depreciation)	3,374,985	2,842,246
Net increase (decrease) in net assets resulting from operations	3,870,216	3,167,476
Distributions to shareholders	(295,200)	(365,300)

Share transactions
Proceeds from sales of shares	45,113,274	20,841,939
Cost of shares redeemed	(3,894,372)	(3,667,295)

Net increase (decrease) in net assets resulting from share transactions	41,218,902	17,174,644
Total increase (decrease) in net assets	44,793,918	19,976,820

Net Assets
Beginning of period	34,653,207	14,676,387
End of period	$79,447,125	$34,653,207

Other Information
Shares
Sold	1,650,000	850,000
Redeemed	(150,000)	(150,000)
Net increase (decrease)	1,500,000	700,000

Financial Highlights
Fidelity® U.S. Multifactor ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$26.66	$24.46	$25.54	$20.09
Income from Investment Operations
Net investment income (loss) B,C	.20	.41	.41	.31 D
Net realized and unrealized gain (loss)	1.69	2.19	(1.09)	5.62
Total from investment operations	1.89	2.60	(.68)	5.93
Distributions from net investment income	(.18)	(.40)	(.40)	(.48)
Total distributions	(.18)	(.40)	(.40)	(.48)
Net asset value, end of period	$28.37	$26.66	$24.46	$25.54
Total Return E,F,G	7.17%	10.78%	(2.64)%	29.94%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.21% J	.29%	.29%	.29% J
Expenses net of fee waivers, if any	.21% J	.29%	.29%	.29% J
Expenses net of all reductions	.21% J	.29%	.29%	.29% J
Net investment income (loss)	1.54% J	1.66%	1.63%	1.56% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$79,447	$34,653	$14,676	$11,491
Portfolio turnover rate K,L	38% J	45%	46%	30% M

AFor the period September 15, 2020 (commencement of operations) through July 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Fidelity® Value Factor ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.6
Apple, Inc.	6.9
Alphabet, Inc. Class A	3.8
Amazon.com, Inc.	3.6
Meta Platforms, Inc. Class A	2.3
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc. Class B	2.1
UnitedHealth Group, Inc.	1.8
JPMorgan Chase & Co.	1.8
Salesforce, Inc.	1.6
33.6

Market Sectors (% of Fund's net assets)

Information Technology	28.3
Financials	13.9
Health Care	11.8
Consumer Discretionary	10.9
Industrials	8.9
Communication Services	8.8
Consumer Staples	5.7
Energy	4.0
Materials	2.6
Real Estate	2.6
Utilities	2.2

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity® Value Factor ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	248,698	4,399,468
Verizon Communications, Inc.	124,280	5,263,258
		9,662,726
Interactive Media & Services - 6.1%
Alphabet, Inc. Class A (a)	189,790	26,589,579
Meta Platforms, Inc. Class A	41,074	16,024,610
		42,614,189
Media - 1.3%
Comcast Corp. Class A	108,062	5,029,205
Fox Corp. Class A	64,279	2,076,212
TEGNA, Inc.	116,998	1,823,999
		8,929,416
TOTAL COMMUNICATION SERVICES		61,206,331
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 2.4%
Ford Motor Co.	265,495	3,111,601
General Motors Co.	94,117	3,651,740
Tesla, Inc. (a)	52,867	9,901,460
		16,664,801
Broadline Retail - 4.1%
Amazon.com, Inc. (a)	161,791	25,109,963
Macy's, Inc.	170,714	3,122,359
		28,232,322
Diversified Consumer Services - 0.5%
H&R Block, Inc.	80,111	3,752,399
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (a)	1,502	5,268,220
Expedia, Inc. (a)	29,250	4,338,653
McDonald's Corp.	20,680	6,053,450
		15,660,323
Household Durables - 0.4%
Taylor Morrison Home Corp. (a)	57,708	3,008,895
Specialty Retail - 1.2%
The Home Depot, Inc.	24,073	8,496,806
TOTAL CONSUMER DISCRETIONARY		75,815,546
CONSUMER STAPLES - 5.7%
Beverages - 0.8%
The Coca-Cola Co.	96,118	5,718,060
Consumer Staples Distribution & Retail - 1.2%
Kroger Co.	53,483	2,467,706
Walmart, Inc.	35,560	5,876,290
		8,343,996
Food Products - 0.5%
Archer Daniels Midland Co.	33,704	1,873,268
Bunge Global SA	21,000	1,849,890
		3,723,158
Household Products - 2.0%
Colgate-Palmolive Co.	40,943	3,447,401
Kimberly-Clark Corp.	21,901	2,649,364
Procter & Gamble Co.	50,838	7,988,683
		14,085,448
Personal Care Products - 0.1%
Kenvue, Inc.	40,773	846,447
Tobacco - 1.1%
Altria Group, Inc.	76,351	3,063,202
Philip Morris International, Inc.	46,416	4,216,894
		7,280,096
TOTAL CONSUMER STAPLES		39,997,205
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp.	35,390	5,217,548
Chord Energy Corp.	8,683	1,335,098
ConocoPhillips Co.	30,032	3,359,680
Exxon Mobil Corp.	75,613	7,773,773
Marathon Oil Corp.	58,407	1,334,600
Marathon Petroleum Corp.	15,901	2,633,206
PBF Energy, Inc. Class A	29,325	1,481,206
Phillips 66 Co.	18,594	2,683,300
Valero Energy Corp.	15,683	2,178,369
		27,996,780
FINANCIALS - 13.9%
Banks - 5.5%
Bank of America Corp.	229,560	7,807,336
Citigroup, Inc.	112,322	6,309,127
JPMorgan Chase & Co.	70,295	12,256,636
Wells Fargo & Co.	142,761	7,163,747
Western Alliance Bancorp.	74,019	4,734,255
		38,271,101
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	15,912	6,110,367
State Street Corp.	56,896	4,202,908
		10,313,275
Consumer Finance - 2.7%
Ally Financial, Inc.	136,362	5,001,758
Capital One Financial Corp.	39,386	5,329,714
Discover Financial Services	40,723	4,297,091
Synchrony Financial	116,625	4,533,214
		19,161,777
Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	38,827	14,899,473
Insurance - 2.1%
American International Group, Inc.	73,055	5,078,053
MetLife, Inc.	68,664	4,759,788
Prudential Financial, Inc.	44,679	4,688,167
		14,526,008
TOTAL FINANCIALS		97,171,634
HEALTH CARE - 11.8%
Biotechnology - 1.4%
AbbVie, Inc.	59,921	9,851,012
Health Care Providers & Services - 5.2%
Centene Corp. (a)	80,966	6,097,549
CVS Health Corp.	84,534	6,286,794
Elevance Health, Inc.	13,954	6,885,462
Humana, Inc.	11,762	4,446,742
UnitedHealth Group, Inc.	24,158	12,362,615
		36,079,162
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	111,209	5,434,784
Johnson & Johnson	64,001	10,169,759
Merck & Co., Inc.	85,291	10,301,447
Pfizer, Inc.	225,731	6,112,795
Royalty Pharma PLC	162,107	4,602,218
		36,621,003
TOTAL HEALTH CARE		82,551,177
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	10,220	4,388,570
Air Freight & Logistics - 1.1%
FedEx Corp.	15,009	3,621,522
United Parcel Service, Inc. Class B	27,939	3,964,544
		7,586,066
Building Products - 1.6%
Builders FirstSource, Inc. (a)	22,704	3,944,366
Owens Corning	22,748	3,447,004
UFP Industries, Inc.	30,424	3,451,603
		10,842,973
Electrical Equipment - 0.4%
Atkore, Inc.	19,993	3,049,532
Industrial Conglomerates - 0.8%
General Electric Co.	43,830	5,803,969
Machinery - 2.6%
Caterpillar, Inc.	18,770	5,636,819
Deere & Co.	11,320	4,455,326
Mueller Industries, Inc.	77,969	3,742,512
PACCAR, Inc.	43,501	4,367,065
		18,201,722
Passenger Airlines - 0.4%
United Airlines Holdings, Inc. (a)	62,533	2,587,616
Professional Services - 0.9%
Manpower, Inc.	38,783	2,875,372
Robert Half, Inc.	41,204	3,277,366
		6,152,738
Trading Companies & Distributors - 0.5%
Boise Cascade Co.	27,818	3,768,226
TOTAL INDUSTRIALS		62,381,412
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	165,355	8,297,514
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (a)	42,751	4,751,774
IT Services - 4.6%
Accenture PLC Class A	26,846	9,768,722
Cognizant Technology Solutions Corp. Class A	83,912	6,471,293
DXC Technology Co. (a)	283,590	6,182,262
IBM Corp.	51,370	9,434,614
		31,856,891
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom, Inc.	12,634	14,908,120
Qualcomm, Inc.	62,660	9,305,637
Skyworks Solutions, Inc.	51,520	5,381,779
		29,595,536
Software - 10.0%
Microsoft Corp.	133,921	53,244,305
Salesforce, Inc. (a)	40,284	11,323,430
Zoom Video Communications, Inc. Class A (a)	80,003	5,168,994
		69,736,729
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	261,722	48,261,537
Hewlett Packard Enterprise Co.	329,238	5,034,049
		53,295,586
TOTAL INFORMATION TECHNOLOGY		197,534,030
MATERIALS - 2.6%
Chemicals - 1.5%
Albemarle Corp. (b)	7,142	819,473
CF Industries Holdings, Inc.	16,064	1,212,993
Dow, Inc.	30,381	1,628,422
Linde PLC	10,487	4,245,452
LyondellBasell Industries NV Class A	14,928	1,405,023
The Mosaic Co.	31,096	954,958
		10,266,321
Metals & Mining - 1.1%
Cleveland-Cliffs, Inc. (a)	71,437	1,432,312
Commercial Metals Co.	20,317	1,060,954
Nucor Corp.	10,101	1,888,180
Steel Dynamics, Inc.	12,525	1,511,642
United States Steel Corp. (b)	47,034	2,211,539
		8,104,627
TOTAL MATERIALS		18,370,948
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	11,217	1,356,135
Boston Properties, Inc.	18,201	1,210,367
Host Hotels & Resorts, Inc.	74,908	1,439,732
Kilroy Realty Corp.	31,220	1,116,427
Kimco Realty Corp.	63,077	1,274,155
Medical Properties Trust, Inc. (b)	117,887	365,450
Net Lease Office Properties	1,279	31,694
Prologis, Inc.	23,235	2,943,642
Public Storage	6,214	1,759,743
Realty Income Corp.	28,817	1,567,357
Simon Property Group, Inc.	14,210	1,969,648
VICI Properties, Inc.	50,305	1,515,187
WP Carey, Inc.	19,377	1,200,599
		17,750,136
UTILITIES - 2.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	24,462	1,911,461
NextEra Energy, Inc.	51,076	2,994,586
PG&E Corp.	102,869	1,735,400
PPL Corp.	61,899	1,621,754
		8,263,201
Gas Utilities - 0.2%
National Fuel Gas Co.	26,489	1,249,221
Multi-Utilities - 0.8%
Consolidated Edison, Inc.	20,291	1,844,452
Public Service Enterprise Group, Inc.	29,756	1,725,550
Sempra	28,605	2,046,974
		5,616,976
TOTAL UTILITIES		15,129,398
TOTAL COMMON STOCKS (Cost $628,528,794)		695,904,597

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,708,524	1,708,866
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	2,566,218	2,566,475
TOTAL MONEY MARKET FUNDS (Cost $4,275,341)		4,275,341

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $632,804,135)	700,179,938
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,889,850)
NET ASSETS - 100.0%	698,290,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	91	Mar 2024	2,216,078	52,826	52,826

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,107,830	12,677,239	12,076,203	27,789	-	-	1,708,866	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,344,675	25,680,031	27,458,231	8,273	-	-	2,566,475	0.0%
Total	5,452,505	38,357,270	39,534,434	36,062	-	-	4,275,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	61,206,331	61,206,331	-	-
Consumer Discretionary	75,815,546	75,815,546	-	-
Consumer Staples	39,997,205	39,997,205	-	-
Energy	27,996,780	27,996,780	-	-
Financials	97,171,634	97,171,634	-	-
Health Care	82,551,177	82,551,177	-	-
Industrials	62,381,412	62,381,412	-	-
Information Technology	197,534,030	197,534,030	-	-
Materials	18,370,948	18,370,948	-	-
Real Estate	17,750,136	17,750,136	-	-
Utilities	15,129,398	15,129,398	-	-

Money Market Funds	4,275,341	4,275,341	-	-
Total Investments in Securities:	700,179,938	700,179,938	-	-
Derivative Instruments: Assets
Futures Contracts	52,826	52,826	-	-
Total Assets	52,826	52,826	-	-
Total Derivative Instruments:	52,826	52,826	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	52,826	0
Total Equity Risk	52,826	0
Total Value of Derivatives	52,826	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,444,058) - See accompanying schedule:
Unaffiliated issuers (cost $628,528,794)	$695,904,597
Fidelity Central Funds (cost $4,275,341)	4,275,341

Total Investment in Securities (cost $632,804,135)		$700,179,938
Segregated cash with brokers for derivative instruments		129,920
Cash		282
Dividends receivable		657,287
Distributions receivable from Fidelity Central Funds		5,690
Other receivables		4,293
Total assets		700,977,410
Liabilities
Accrued management fee	$84,219
Payable for daily variation margin on futures contracts	36,628
Collateral on securities loaned	2,566,475
Total Liabilities		2,687,322
Net Assets		$698,290,088
Net Assets consist of:
Paid in capital		$680,337,704
Total accumulated earnings (loss)		17,952,384
Net Assets		$698,290,088
Net Asset Value, offering price and redemption price per share ($698,290,088 ÷ 13,150,000 shares)		$53.10
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$5,916,386
Income from Fidelity Central Funds (including $8,273 from security lending)		36,062
Total Income		5,952,448
Expenses
Management fee	$612,636
Independent trustees' fees and expenses	1,559
Total expenses before reductions	614,195
Expense reductions	(158)
Total expenses after reductions		614,037
Net Investment income (loss)		5,338,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,190,245)
Redemptions in-kind	2,847,601
Futures contracts	135,291
Total net realized gain (loss)		(4,207,353)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,404,687
Futures contracts	(17,301)
Total change in net unrealized appreciation (depreciation)		34,387,386
Net gain (loss)		30,180,033
Net increase (decrease) in net assets resulting from operations		$35,518,444
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,338,411	$8,882,060
Net realized gain (loss)	(4,207,353)	6,545,976
Change in net unrealized appreciation (depreciation)	34,387,386	38,194,193
Net increase (decrease) in net assets resulting from operations	35,518,444	53,622,229
Distributions to shareholders	(5,069,300)	(8,641,250)

Share transactions
Proceeds from sales of shares	154,539,576	80,746,346
Cost of shares redeemed	(14,558,954)	(97,539,980)

Net increase (decrease) in net assets resulting from share transactions	139,980,622	(16,793,634)
Total increase (decrease) in net assets	170,429,766	28,187,345

Net Assets
Beginning of period	527,860,322	499,672,977
End of period	$698,290,088	$527,860,322

Other Information
Shares
Sold	3,100,000	1,750,000
Redeemed	(300,000)	(2,200,000)
Net increase (decrease)	2,800,000	(450,000)

Financial Highlights
Fidelity® Value Factor ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.00	$46.27	$48.94	$34.85	$34.53	$33.90
Income from Investment Operations
Net investment income (loss) A,B	.47	.87	.79	.64	.73	.70
Net realized and unrealized gain (loss)	2.08	4.70	(2.65)	14.07	.28	.59
Total from investment operations	2.55	5.57	(1.86)	14.71	1.01	1.29
Distributions from net investment income	(.45)	(.84)	(.81)	(.62)	(.69)	(.66)
Total distributions	(.45)	(.84)	(.81)	(.62)	(.69)	(.66)
Net asset value, end of period	$53.10	$51.00	$46.27	$48.94	$34.85	$34.53
Total Return C,D,E	5.03%	12.33%	(3.86)%	42.56%	3.12%	3.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21% H	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.21% H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.21% H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.86% H	1.91%	1.61%	1.50%	2.13%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$698,290	$527,860	$499,673	$450,269	$189,916	$136,403
Portfolio turnover rate I,J	39% H	43%	46%	42%	45%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$478,717,853	$94,918,026	$(46,555,647)	$48,362,379
Fidelity High Dividend ETF	2,023,198,566	319,586,059	(117,708,821)	201,877,238
Fidelity Low Volatility Factor ETF	979,532,398	84,032,004	(20,809,089)	63,222,915
Fidelity Momentum Factor ETF	159,209,696	33,754,375	(1,927,388)	31,826,987
Fidelity Quality Factor ETF	560,253,026	63,478,256	(14,482,049)	48,996,207
Fidelity Small-Mid Multifactor ETF	142,511,544	21,785,048	(7,182,672)	14,602,376
Fidelity Stocks for Inflation ETF	117,347,603	20,876,278	(4,784,569)	16,091,709
Fidelity U.S. Multifactor ETF	73,066,353	7,700,393	(1,403,768)	6,296,625
Fidelity Value Factor ETF	633,116,943	95,384,438	(28,268,617)	67,115,821

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$(27,351,906)	$(32,384,438)	$(59,736,344)
Fidelity High Dividend ETF	(37,157,065)	(34,342,060)	(71,499,125)
Fidelity Low Volatility Factor ETF	(25,713,255)	(14,247,426)	(39,960,681)
Fidelity Momentum Factor ETF	(32,199,777)	(340,311)	(32,540,088)
Fidelity Quality Factor ETF	(17,277,163)	(6,444,006)	(23,721,169)
Fidelity Small-Mid Multifactor ETF	(6,770,927)	(1,549,297)	(8,320,224)
Fidelity Stocks for Inflation ETF	(17,304,578)	(3,509,690)	(20,814,268)
Fidelity U.S. Multifactor ETF	(688,778)	(394,721)	(1,083,499)
Fidelity Value Factor ETF	(28,724,493)	(16,664,483)	(45,388,976)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to July 31, 2023. Loss deferrals were as follows:

Ordinary Losses
Fidelity High Dividend ETF	$(246,109)
Fidelity Small-Mid Multifactor ETF	(2,680)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	5,860,055	6,561,050
Fidelity High Dividend ETF	42,260,627	31,476,872
Fidelity Low Volatility Factor ETF	119,709,830	110,368,927
Fidelity Momentum Factor ETF	85,461,439	84,003,328
Fidelity Quality Factor ETF	61,702,346	58,254,135
Fidelity Small-Mid Multifactor ETF	34,468,656	33,122,882
Fidelity Stocks for Inflation ETF	59,316,716	59,115,224
Fidelity U.S. Multifactor ETF	8,734,864	7,654,645
Fidelity Value Factor ETF	109,040,359	108,343,774

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	-	34,411,836
Fidelity High Dividend ETF	401,899,816	6,240,084
Fidelity Low Volatility Factor ETF	671,993,831	247,437,549
Fidelity Momentum Factor ETF	38,863,923	17,212,682
Fidelity Quality Factor ETF	267,181,171	4,889,213
Fidelity Small-Mid Multifactor ETF	36,959,736	13,172,487
Fidelity Stocks for Inflation ETF	-	22,915,728
Fidelity U.S. Multifactor ETF	44,161,675	3,871,082
Fidelity Value Factor ETF	153,315,522	14,442,842
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that, effective November 1, 2023, is based on an annual rate of each Fund's average net assets as noted in the table below. Prior to November 1, 2023, each Fund paid a monthly management fee that was based on an annual rate of .29% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Dividend ETF for Rising Rates	.15%
Fidelity High Dividend ETF	.15%
Fidelity Low Volatility Factor ETF	.15%
Fidelity Momentum Factor ETF	.15%
Fidelity Quality Factor ETF	.15%
Fidelity Small-Mid Multifactor ETF	.15%
Fidelity Stocks for Inflation ETF	.15%
Fidelity U.S. Multifactor ETF	.15%
Fidelity Value Factor ETF	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend ETF for Rising Rates	$835	$-	$-
Fidelity High Dividend ETF	$7,997	$-	$-
Fidelity Low Volatility Factor ETF	$707	$-	$-
Fidelity Momentum Factor ETF	$14	$-	$-
Fidelity Quality Factor ETF	$395	$-	$-
Fidelity Small-Mid Multifactor ETF	$244	$39	$-
Fidelity Value Factor ETF	$727	$12	$16,430
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Dividend ETF for Rising Rates	$89
Fidelity High Dividend ETF	22
Fidelity Low Volatility Factor ETF	218
Fidelity Momentum Factor ETF	432
Fidelity Quality Factor ETF	239
Fidelity Small-Mid Multifactor ETF	777
Fidelity Stocks for Inflation ETF	160
Fidelity U.S. Multifactor ETF	249
Fidelity Value Factor ETF	158
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Dividend ETF for Rising Rates **	.22%
Actual		$ 1,000	$ 1,040.30	$ 1.13
Hypothetical-B		$ 1,000	$ 1,024.03	$ 1.12

Fidelity® High Dividend ETF **	.22%
Actual		$ 1,000	$ 1,049.30	$ 1.13
Hypothetical-B		$ 1,000	$ 1,024.03	$ 1.12

Fidelity® Low Volatility Factor ETF **	.21%
Actual		$ 1,000	$ 1,063.60	$ 1.09
Hypothetical-B		$ 1,000	$ 1,024.08	$ 1.07

Fidelity® Momentum Factor ETF **	.22%
Actual		$ 1,000	$ 1,108.60	$ 1.17
Hypothetical-B		$ 1,000	$ 1,024.03	$ 1.12

Fidelity® Quality Factor ETF **	.21%
Actual		$ 1,000	$ 1,053.60	$ 1.08
Hypothetical-B		$ 1,000	$ 1,024.08	$ 1.07

Fidelity® Small-Mid Multifactor ETF **	.22%
Actual		$ 1,000	$ 1,037.40	$ 1.13
Hypothetical-B		$ 1,000	$ 1,024.03	$ 1.12

Fidelity® Stocks for Inflation ETF **	.22%
Actual		$ 1,000	$ 1,086.80	$ 1.15
Hypothetical-B		$ 1,000	$ 1,024.03	$ 1.12

Fidelity® U.S. Multifactor ETF **	.21%
Actual		$ 1,000	$ 1,071.70	$ 1.09
Hypothetical-B		$ 1,000	$ 1,024.08	$ 1.07

Fidelity® Value Factor ETF **	.21%
Actual		$ 1,000	$ 1,050.30	$ 1.08
Hypothetical-B		$ 1,000	$ 1,024.08	$ 1.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective November 1, 2023, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Dividend ETF for Rising Rates	.15%
Actual		$ 0.77
Hypothetical- B		$ 0.76

Fidelity® High Dividend ETF	.15%
Actual		$ 0.77
Hypothetical- B		$ 0.76

Fidelity® Low Volatility Factor ETF	.15%
Actual		$ 0.78
Hypothetical- B		$ 0.76

Fidelity® Momentum Factor ETF	.15%
Actual		$ 0.80
Hypothetical- B		$ 0.76

Fidelity® Quality Factor ETF	.15%
Actual		$ 0.77
Hypothetical- B		$ 0.76

Fidelity® Small-Mid Multifactor ETF	.15%
Actual		$ 0.77
Hypothetical- B		$ 0.76

Fidelity® Stocks for Inflation ETF	.15%
Actual		$ 0.79
Hypothetical- B		$ 0.76

Fidelity® U.S. Multifactor ETF	.15%
Actual		$ 0.78
Hypothetical- B		$ 0.76

Fidelity® Value Factor ETF	.15%
Actual		$ 0.77
Hypothetical- B		$ 0.76

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881295.107
CPF-SANN-0324
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF
Fidelity® Sustainable U.S. Equity ETF
Fidelity® Women's Leadership ETF

(Fidelity Fundamental Large Cap Core ETF formerly named Fidelity New Millennium ETF, Fidelity Fundamental Large Cap Growth ETF formerly named Fidelity Growth Opportunities ETF, and Fidelity Fundamental Small-Mid Cap ETF formerly named Fidelity Small-Mid Cap Opportunities ETF)

Semi-Annual Report
January 31, 2024

Contents

Fidelity® Blue Chip Growth ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Blue Chip Value ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Fundamental Large Cap Core ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Fundamental Large Cap Growth ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Fundamental Small-Mid Cap ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Magellan℠ ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Real Estate Investment ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable U.S. Equity ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Women's Leadership ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Blue Chip Growth ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	11.2
Microsoft Corp.	10.5
Amazon.com, Inc.	9.1
Apple, Inc.	9.0
Alphabet, Inc. Class A	6.5
Meta Platforms, Inc. Class A	4.8
Eli Lilly & Co.	2.7
Netflix, Inc.	2.5
Uber Technologies, Inc.	2.5
Marvell Technology, Inc.	2.0
60.8

Market Sectors (% of Fund's net assets)

Information Technology	41.2
Consumer Discretionary	20.6
Communication Services	16.3
Health Care	9.7
Industrials	4.3
Financials	2.7
Consumer Staples	2.2
Energy	1.6
Materials	0.4
Real Estate	0.3

Asset Allocation (% of Fund's net assets)

Fidelity® Blue Chip Growth ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.3%
Entertainment - 3.0%
Netflix, Inc. (a)	50,736	28,620,685
Roblox Corp. (a)	23,903	927,675
Roku, Inc. Class A (a)	10,703	942,506
Sea Ltd. ADR (a)	58,731	2,240,000
Sphere Entertainment Co. (a)	12,284	434,608
Take-Two Interactive Software, Inc. (a)	2,753	454,052
The Walt Disney Co.	7,757	745,060
		34,364,586
Interactive Media & Services - 13.2%
Alphabet, Inc. Class A (a)	521,965	73,127,297
Meta Platforms, Inc. Class A	137,242	53,543,594
Pinterest, Inc. Class A (a)	8,682	325,315
Snap, Inc. Class A (a)	1,333,113	21,183,166
		148,179,372
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	6,035	973,023
TOTAL COMMUNICATION SERVICES		183,516,981
CONSUMER DISCRETIONARY - 20.6%
Automobiles - 1.5%
Rivian Automotive, Inc. (a)	163,163	2,498,026
Tesla, Inc. (a)	77,681	14,548,874
		17,046,900
Broadline Retail - 9.8%
Alibaba Group Holding Ltd. sponsored ADR	29,006	2,093,363
Amazon.com, Inc. (a)	657,947	102,113,374
Dollarama, Inc.	6,100	447,683
Kohl's Corp.	31,835	820,070
Ollie's Bargain Outlet Holdings, Inc. (a)	9,599	690,456
PDD Holdings, Inc. ADR (a)	32,830	4,165,142
		110,330,088
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	18,613	1,426,873
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (a)	57,620	8,305,347
Caesars Entertainment, Inc. (a)	53,984	2,368,278
Chipotle Mexican Grill, Inc. (a)	1,754	4,224,983
Draftkings Holdings, Inc. (a)	44,961	1,755,727
Las Vegas Sands Corp.	6,534	319,643
Light & Wonder, Inc. Class A (a)	5,614	451,253
Marriott International, Inc. Class A	10,399	2,492,952
McDonald's Corp.	5,293	1,549,367
Penn Entertainment, Inc. (a)	91,247	2,057,620
Planet Fitness, Inc. (a)	4,473	303,090
Restaurant Brands International, Inc.	8,632	673,828
Starbucks Corp.	39,874	3,709,478
Sweetgreen, Inc. Class A (a)	164,380	1,755,578
Yum! Brands, Inc.	2,211	286,302
		30,253,446
Household Durables - 0.1%
SharkNinja Hong Kong Co. Ltd.	20,746	969,253
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A (a)	59,296	6,042,262
American Eagle Outfitters, Inc.	262,803	5,208,755
Aritzia, Inc. (a)	42,936	1,044,618
Dick's Sporting Goods, Inc.	200	29,814
Five Below, Inc. (a)	18,081	3,244,816
Foot Locker, Inc.	10,386	292,470
Gap, Inc.	28,646	535,394
Lowe's Companies, Inc.	56,912	12,113,150
RH (a)	19,678	4,987,979
TJX Companies, Inc.	70,539	6,694,856
Victoria's Secret & Co. (a)	15,575	405,729
Warby Parker, Inc. (a)	128,725	1,641,244
Wayfair LLC Class A (a)	7,730	388,433
Williams-Sonoma, Inc.	2,225	430,293
		43,059,813
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)	25,811	2,619,300
Deckers Outdoor Corp. (a)	7,643	5,760,758
lululemon athletica, Inc. (a)	14,457	6,560,876
NIKE, Inc. Class B	80,569	8,180,171
On Holding AG (a)	13,340	354,310
PVH Corp.	33,783	4,062,744
Ralph Lauren Corp.	3,079	442,360
		27,980,519
TOTAL CONSUMER DISCRETIONARY		231,066,892
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	112,541	5,615,796
Constellation Brands, Inc. Class A (sub. vtg.)	1,319	323,261
PepsiCo, Inc.	6,721	1,132,690
		7,071,747
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	30	1,930
Costco Wholesale Corp.	727	505,178
Dollar Tree, Inc. (a)	18,630	2,433,451
Maplebear, Inc. (NASDAQ)	12,685	310,402
Target Corp.	17,075	2,374,791
Walmart, Inc.	23,758	3,926,010
		9,551,762
Food Products - 0.2%
Lamb Weston Holdings, Inc.	10,635	1,089,449
The Hershey Co.	2,026	392,112
Tyson Foods, Inc. Class A	5,920	324,179
		1,805,740
Household Products - 0.2%
Procter & Gamble Co.	15,594	2,450,441
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	9,276	1,224,339
Kenvue, Inc.	64,916	1,347,656
Oddity Tech Ltd.	16,813	694,377
		3,266,372
Tobacco - 0.0%
Philip Morris International, Inc.	4,698	426,813
TOTAL CONSUMER STAPLES		24,572,875
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	47,335	362,991
Oil, Gas & Consumable Fuels - 1.6%
Cameco Corp.	14,469	690,814
Cheniere Energy, Inc.	4,730	775,673
Diamondback Energy, Inc.	22,006	3,383,202
EOG Resources, Inc.	34,068	3,876,598
Exxon Mobil Corp.	26,998	2,775,664
Hess Corp.	23,493	3,301,471
Northern Oil & Gas, Inc.	8,086	270,881
Occidental Petroleum Corp.	39,204	2,256,974
		17,331,277
TOTAL ENERGY		17,694,268
FINANCIALS - 2.7%
Banks - 0.1%
Citigroup, Inc.	12,679	712,179
HDFC Bank Ltd. sponsored ADR	8,684	481,875
		1,194,054
Capital Markets - 0.2%
Coinbase Global, Inc. (a)	3,554	455,623
Goldman Sachs Group, Inc.	1,702	653,585
Morgan Stanley	7,528	656,743
		1,765,951
Consumer Finance - 0.4%
American Express Co.	20,300	4,075,022
SoFi Technologies, Inc. (a)	100	783
		4,075,805
Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	1,272	488,117
Block, Inc. Class A (a)	48,816	3,173,528
MasterCard, Inc. Class A	32,711	14,694,763
Visa, Inc. Class A	11,922	3,257,806
		21,614,214
Insurance - 0.1%
Progressive Corp.	7,686	1,370,030
TOTAL FINANCIALS		30,020,054
HEALTH CARE - 9.7%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	14,490	2,505,466
Amgen, Inc.	3,304	1,038,315
Argenx SE ADR (a)	15	5,708
Ascendis Pharma A/S sponsored ADR (a)	1,781	231,405
Gilead Sciences, Inc.	4,963	388,404
Karuna Therapeutics, Inc. (a)	15	4,701
Moderna, Inc. (a)	2,849	287,891
Moonlake Immunotherapeutics (a)	8,474	473,527
Regeneron Pharmaceuticals, Inc. (a)	8,846	8,339,832
Vertex Pharmaceuticals, Inc. (a)	7,617	3,301,055
		16,576,304
Health Care Equipment & Supplies - 1.5%
Axonics, Inc. (a)	55	3,733
Boston Scientific Corp. (a)	76,717	4,853,117
DexCom, Inc. (a)	50,599	6,140,189
Glaukos Corp. (a)	3,831	341,074
Inspire Medical Systems, Inc. (a)	4,849	1,022,509
Insulet Corp. (a)	6,753	1,288,945
Intuitive Surgical, Inc. (a)	829	313,544
Shockwave Medical, Inc. (a)	2,642	597,753
Stryker Corp.	7,381	2,476,178
		17,037,042
Health Care Providers & Services - 2.3%
Alignment Healthcare, Inc. (a)	8,727	58,471
Cigna Group	5	1,505
Guardant Health, Inc. (a)	50,085	1,098,364
Humana, Inc.	6,189	2,339,813
McKesson Corp.	701	350,423
Surgery Partners, Inc. (a)	15,800	484,902
UnitedHealth Group, Inc.	42,806	21,905,542
		26,239,020
Life Sciences Tools & Services - 0.4%
Danaher Corp.	15,458	3,708,529
Thermo Fisher Scientific, Inc.	2,606	1,404,582
		5,113,111
Pharmaceuticals - 4.0%
Eli Lilly & Co.	46,294	29,887,869
Novo Nordisk A/S Series B sponsored ADR	57,921	6,645,856
Zoetis, Inc. Class A	41,877	7,864,919
		44,398,644
TOTAL HEALTH CARE		109,364,121
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.7%
Howmet Aerospace, Inc.	26,281	1,478,569
L3Harris Technologies, Inc.	2,825	588,787
Northrop Grumman Corp.	936	418,167
Spirit AeroSystems Holdings, Inc. Class A (a)	13,127	360,467
The Boeing Co. (a)	22,787	4,808,968
TransDigm Group, Inc.	525	573,657
		8,228,615
Air Freight & Logistics - 0.1%
FedEx Corp.	4,080	984,463
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	42,315	548,826
Electrical Equipment - 0.1%
Eaton Corp. PLC	5,827	1,433,908
Generac Holdings, Inc. (a)	1,016	115,489
		1,549,397
Ground Transportation - 2.8%
Canadian Pacific Kansas City Ltd.	4,071	327,593
Lyft, Inc. (a)	258,075	3,223,357
Uber Technologies, Inc. (a)	424,996	27,739,489
		31,290,439
Industrial Conglomerates - 0.1%
General Electric Co.	12,031	1,593,145
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	8,604	308,281
Southwest Airlines Co.	13,441	401,751
		710,032
Trading Companies & Distributors - 0.3%
Ferguson PLC	1,668	313,350
FTAI Aviation Ltd.	47,553	2,565,484
Xometry, Inc. (a)	9,010	289,942
		3,168,776
TOTAL INDUSTRIALS		48,073,693
INFORMATION TECHNOLOGY - 41.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	2,764	714,992
IT Services - 0.6%
MongoDB, Inc. Class A (a)	5,383	2,155,999
Okta, Inc. (a)	40,598	3,355,425
Shopify, Inc. Class A (a)	7,674	614,342
Snowflake, Inc. (a)	5,121	1,001,872
		7,127,638
Semiconductors & Semiconductor Equipment - 17.8%
Advanced Micro Devices, Inc. (a)	29,626	4,967,984
ASML Holding NV (depository receipt)	2,051	1,784,001
Broadcom, Inc.	546	644,280
GlobalFoundries, Inc. (a)	129,204	7,103,636
Impinj, Inc. (a)	3,252	315,379
Marvell Technology, Inc.	336,658	22,791,747
Micron Technology, Inc.	7,800	668,850
Monolithic Power Systems, Inc.	5,222	3,147,404
NVIDIA Corp.	204,076	125,561,845
NXP Semiconductors NV	80,907	17,036,587
ON Semiconductor Corp. (a)	105,422	7,498,667
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	53,772	6,074,085
Teradyne, Inc.	26,173	2,528,050
		200,122,515
Software - 13.5%
Adobe, Inc. (a)	3,093	1,910,794
Bill Holdings, Inc. (a)	18,618	1,453,135
Datadog, Inc. Class A (a)	14,774	1,838,477
HubSpot, Inc. (a)	7,758	4,740,138
Intuit, Inc.	7,026	4,435,725
Microsoft Corp.	296,592	117,919,047
Oracle Corp.	7,773	868,244
Salesforce, Inc. (a)	47,094	13,237,652
ServiceNow, Inc. (a)	4,134	3,164,164
Zoom Video Communications, Inc. Class A (a)	24,937	1,611,180
		151,178,556
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	549,705	101,365,602
Dell Technologies, Inc.	20,137	1,668,955
		103,034,557
TOTAL INFORMATION TECHNOLOGY		462,178,258
MATERIALS - 0.4%
Chemicals - 0.0%
Linde PLC	1,321	534,780
Metals & Mining - 0.4%
ATI, Inc. (a)	18,231	745,101
Carpenter Technology Corp.	14,458	890,468
Freeport-McMoRan, Inc.	64,382	2,555,322
		4,190,891
TOTAL MATERIALS		4,725,671
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Digital Realty Trust, Inc.	2,153	302,410
Welltower, Inc.	17,855	1,544,636
		1,847,046
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	18,930	1,075,981
TOTAL REAL ESTATE		2,923,027
TOTAL COMMON STOCKS (Cost $882,800,251)		1,114,135,840

Money Market Funds - 1.6%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $18,044,267)	18,044,267	18,044,267

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $900,844,518)	1,132,180,107
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(10,136,364)
NET ASSETS - 100.0%	1,122,043,743

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	183,516,981	183,516,981	-	-
Consumer Discretionary	231,066,892	231,066,892	-	-
Consumer Staples	24,572,875	24,572,875	-	-
Energy	17,694,268	17,694,268	-	-
Financials	30,020,054	30,020,054	-	-
Health Care	109,364,121	109,364,121	-	-
Industrials	48,073,693	48,073,693	-	-
Information Technology	462,178,258	462,178,258	-	-
Materials	4,725,671	4,725,671	-	-
Real Estate	2,923,027	2,923,027	-	-

Money Market Funds	18,044,267	18,044,267	-	-
Total Investments in Securities:	1,132,180,107	1,132,180,107	-	-
Fidelity® Blue Chip Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $900,844,518):		$1,132,180,107
Cash		108
Foreign currency held at value (cost $161)		161
Receivable for investments sold		2,831,243
Receivable for fund shares sold		4,276,186
Dividends receivable		153,386
Total assets		1,139,441,191
Liabilities
Payable for investments purchased	$16,872,103
Accrued management fee	525,345
Total Liabilities		17,397,448
Net Assets		$1,122,043,743
Net Assets consist of:
Paid in capital		$975,219,147
Total accumulated earnings (loss)		146,824,596
Net Assets		$1,122,043,743
Net Asset Value, offering price and redemption price per share ($1,122,043,743 ÷ 32,800,000 shares)		$34.21
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$2,282,877
Expenses
Management fee	$2,569,969
Independent trustees' fees and expenses	2,242
Total expenses before reductions	2,572,211
Expense reductions	(203)
Total expenses after reductions		2,572,008
Net Investment income (loss)		(289,131)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	4,541,174
Unaffiliated issuers	(5,079,037)
Foreign currency transactions	(155)
Futures contracts	(9,198)
Total net realized gain (loss)		(547,216)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	91,976,471
Assets and liabilities in foreign currencies	(82)
Futures contracts	692
Total change in net unrealized appreciation (depreciation)		91,977,081
Net gain (loss)		91,429,865
Net increase (decrease) in net assets resulting from operations		$91,140,734
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(289,131)	$17,382
Net realized gain (loss)	(547,216)	(25,771,564)
Change in net unrealized appreciation (depreciation)	91,977,081	168,911,281
Net increase (decrease) in net assets resulting from operations	91,140,734	143,157,099
Distributions to shareholders	(236,800)	-

Share transactions
Proceeds from sales of shares	270,883,796	296,642,887
Cost of shares redeemed	(20,127,073)	(22,813,838)

Net increase (decrease) in net assets resulting from share transactions	250,756,723	273,829,049
Total increase (decrease) in net assets	341,660,657	416,986,148

Net Assets
Beginning of period	780,383,086	363,396,938
End of period	$1,122,043,743	$780,383,086

Other Information
Shares
Sold	8,525,000	11,300,000
Redeemed	(675,000)	(925,000)
Net increase (decrease)	7,850,000	10,375,000

Financial Highlights
Fidelity® Blue Chip Growth ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$31.28	$24.93	$32.77	$22.74	$20.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	(.05)	(.08)	(.01)
Net realized and unrealized gain (loss)	2.95	6.35	(7.79)	10.11	2.75
Total from investment operations	2.94	6.35	(7.84)	10.03	2.74
Distributions from net investment income	(.01)	-	-	- D	-
Total distributions	(.01)	-	-	- D	-
Net asset value, end of period	$34.21	$31.28	$24.93	$32.77	$22.74
Total Return E,F,G	9.40%	25.44%	(23.92)%	44.14%	13.68%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J	.59%	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59% J	.59%	.59%	.59%	.59% J
Expenses net of all reductions	.59% J	.59%	.59%	.59%	.59% J
Net investment income (loss)	(.07)% J	-% K	(.17)%	(.27)%	(.34)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,122,044	$780,383	$363,397	$407,189	$41,494
Portfolio turnover rate L,M	32% J	30%	57%	63%	11% N

AFor the period June 2, 2020 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount represents less than .005%.

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NAmount not annualized.

Fidelity® Blue Chip Value ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	4.4
Berkshire Hathaway, Inc. Class B	4.3
Comcast Corp. Class A	3.7
JPMorgan Chase & Co.	3.7
Cigna Group	2.9
The Travelers Companies, Inc.	2.8
Centene Corp.	2.6
Bank of America Corp.	2.6
PG&E Corp.	2.4
Cisco Systems, Inc.	2.3
31.7

Market Sectors (% of Fund's net assets)

Financials	23.9
Health Care	17.1
Consumer Staples	13.4
Utilities	9.6
Energy	7.7
Information Technology	7.5
Industrials	7.0
Communication Services	5.7
Consumer Discretionary	2.8
Materials	2.2
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Fidelity® Blue Chip Value ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Entertainment - 2.0%
The Walt Disney Co.	24,881	2,389,820
Media - 3.7%
Comcast Corp. Class A	95,196	4,430,422
TOTAL COMMUNICATION SERVICES		6,820,242
CONSUMER DISCRETIONARY - 2.8%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	46,636	2,184,430
Specialty Retail - 1.0%
Ross Stores, Inc.	8,649	1,213,282
TOTAL CONSUMER DISCRETIONARY		3,397,712
CONSUMER STAPLES - 13.4%
Beverages - 3.1%
Coca-Cola European Partners PLC	14,648	1,009,247
Diageo PLC sponsored ADR	2,156	311,175
Keurig Dr. Pepper, Inc.	29,233	919,086
The Coca-Cola Co.	25,515	1,517,887
		3,757,395
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	10,362	666,691
U.S. Foods Holding Corp. (a)	26,268	1,208,591
		1,875,282
Food Products - 3.4%
Lamb Weston Holdings, Inc.	5,758	589,850
Mondelez International, Inc.	35,158	2,646,343
Tyson Foods, Inc. Class A	15,792	864,770
		4,100,963
Household Products - 2.2%
Procter & Gamble Co.	12,008	1,886,937
The Clorox Co.	5,168	750,652
		2,637,589
Personal Care Products - 3.1%
Haleon PLC ADR	103,967	852,529
Kenvue, Inc.	108,135	2,244,883
Unilever PLC sponsored ADR	14,211	691,934
		3,789,346
TOTAL CONSUMER STAPLES		16,160,575
ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Antero Resources Corp. (a)	16,858	376,608
ConocoPhillips Co.	1,682	188,165
Equinor ASA sponsored ADR	27,781	796,481
Exxon Mobil Corp.	51,452	5,289,780
Occidental Petroleum Corp.	14,827	853,590
Ovintiv, Inc.	16,967	719,740
Shell PLC ADR	16,150	1,015,997
		9,240,361
FINANCIALS - 23.9%
Banks - 10.8%
Bank of America Corp.	92,545	3,147,455
Cullen/Frost Bankers, Inc.	2,405	255,219
JPMorgan Chase & Co.	25,346	4,419,329
M&T Bank Corp.	5,583	771,012
PNC Financial Services Group, Inc.	8,111	1,226,464
U.S. Bancorp	16,659	692,015
Wells Fargo & Co.	49,547	2,486,268
		12,997,762
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	5,270	784,387
BlackRock, Inc. Class A	2,930	2,268,728
Northern Trust Corp.	8,472	674,710
		3,727,825
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	13,586	5,213,492
Insurance - 5.7%
Chubb Ltd.	8,466	2,074,170
The Travelers Companies, Inc.	16,070	3,396,555
Willis Towers Watson PLC	5,564	1,370,413
		6,841,138
TOTAL FINANCIALS		28,780,217
HEALTH CARE - 17.1%
Health Care Providers & Services - 10.3%
Centene Corp. (a)	41,956	3,159,706
Cigna Group	11,526	3,468,750
CVS Health Corp.	24,102	1,792,466
Elevance Health, Inc.	3,510	1,731,974
UnitedHealth Group, Inc.	4,282	2,191,271
		12,344,167
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	28,571	1,903,971
Bristol-Myers Squibb Co.	45,014	2,199,834
Johnson & Johnson	13,700	2,176,930
Sanofi SA sponsored ADR	38,546	1,923,445
		8,204,180
TOTAL HEALTH CARE		20,548,347
INDUSTRIALS - 7.0%
Aerospace & Defense - 3.4%
L3Harris Technologies, Inc.	5,228	1,089,620
Lockheed Martin Corp.	2,655	1,140,084
Northrop Grumman Corp.	4,184	1,869,244
		4,098,948
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,879	462,384
Regal Rexnord Corp.	1,567	209,132
		671,516
Machinery - 2.5%
Deere & Co.	4,640	1,826,211
Oshkosh Corp.	1,607	176,931
Pentair PLC	13,150	962,186
		2,965,328
Professional Services - 0.6%
Maximus, Inc.	8,865	719,129
TOTAL INDUSTRIALS		8,454,921
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	55,003	2,760,051
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	1,699	241,581
IT Services - 2.5%
Amdocs Ltd.	16,366	1,500,435
Cognizant Technology Solutions Corp. Class A	19,599	1,511,475
		3,011,910
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.	194	228,920
Micron Technology, Inc.	9,873	846,610
NXP Semiconductors NV	1,164	245,103
		1,320,633
Software - 1.4%
Gen Digital, Inc.	44,332	1,040,915
Open Text Corp.	14,811	645,908
		1,686,823
TOTAL INFORMATION TECHNOLOGY		9,020,998
MATERIALS - 2.2%
Chemicals - 1.3%
CF Industries Holdings, Inc.	11,832	893,434
Nutrien Ltd.	14,451	720,671
		1,614,105
Containers & Packaging - 0.6%
Crown Holdings, Inc.	8,547	756,410
Metals & Mining - 0.3%
Newmont Corp.	8,528	294,301
TOTAL MATERIALS		2,664,816
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle, Inc.	7,515	813,499
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	4,618	398,580
TOTAL REAL ESTATE		1,212,079
UTILITIES - 9.6%
Electric Utilities - 6.3%
Constellation Energy Corp.	12,008	1,464,976
Edison International	22,309	1,505,411
NextEra Energy, Inc.	10,193	597,616
PG&E Corp.	167,421	2,824,392
Southern Co.	15,956	1,109,261
		7,501,656
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	35,853	598,028
Multi-Utilities - 2.8%
Dominion Energy, Inc.	25,075	1,146,429
National Grid PLC sponsored ADR	9,738	657,607
Sempra	21,858	1,564,158
		3,368,194
TOTAL UTILITIES		11,467,878
TOTAL COMMON STOCKS (Cost $106,581,589)		117,768,146

Money Market Funds - 0.6%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $786,636)	786,636	786,636

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $107,368,225)	118,554,782
NET OTHER ASSETS (LIABILITIES) - 1.5%	1,794,543
NET ASSETS - 100.0%	120,349,325

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,820,242	6,820,242	-	-
Consumer Discretionary	3,397,712	3,397,712	-	-
Consumer Staples	16,160,575	16,160,575	-	-
Energy	9,240,361	9,240,361	-	-
Financials	28,780,217	28,780,217	-	-
Health Care	20,548,347	20,548,347	-	-
Industrials	8,454,921	8,454,921	-	-
Information Technology	9,020,998	9,020,998	-	-
Materials	2,664,816	2,664,816	-	-
Real Estate	1,212,079	1,212,079	-	-
Utilities	11,467,878	11,467,878	-	-

Money Market Funds	786,636	786,636	-	-
Total Investments in Securities:	118,554,782	118,554,782	-	-
Fidelity® Blue Chip Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $107,368,225):		$118,554,782
Receivable for investments sold		2,831,718
Dividends receivable		88,194
Total assets		121,474,694
Liabilities
Payable for investments purchased	$1,066,523
Accrued management fee	58,846
Total Liabilities		1,125,369
Net Assets		$120,349,325
Net Assets consist of:
Paid in capital		$111,500,133
Total accumulated earnings (loss)		8,849,192
Net Assets		$120,349,325
Net Asset Value, offering price and redemption price per share ($120,349,325 ÷ 4,125,000 shares)		$29.18
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$1,428,333
Expenses
Management fee	$350,741
Independent trustees' fees and expenses	354
Total Expenses		351,095
Net Investment income (loss)		1,077,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,543,091
Unaffiliated issuers	(1,371,820)
Total net realized gain (loss)		171,271
Change in net unrealized appreciation (depreciation) on investment securities		583,823
Net gain (loss)		755,094
Net increase (decrease) in net assets resulting from operations		$1,832,332
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,077,238	$1,948,139
Net realized gain (loss)	171,271	2,342,593
Change in net unrealized appreciation (depreciation)	583,823	1,420,433
Net increase (decrease) in net assets resulting from operations	1,832,332	5,711,165
Distributions to shareholders	(1,086,825)	(2,839,975)

Share transactions
Proceeds from sales of shares	2,846,287	32,169,213
Cost of shares redeemed	(11,740,576)	(20,717,724)

Net increase (decrease) in net assets resulting from share transactions	(8,894,289)	11,451,489
Total increase (decrease) in net assets	(8,148,782)	14,322,679

Net Assets
Beginning of period	128,498,107	114,175,428
End of period	$120,349,325	$128,498,107

Other Information
Shares
Sold	100,000	1,125,000
Redeemed	(425,000)	(750,000)
Net increase (decrease)	(325,000)	375,000

Financial Highlights
Fidelity® Blue Chip Value ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$28.88	$28.02	$28.63	$20.23	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.43	.39	.32	.03
Net realized and unrealized gain (loss)	.30	1.04	(.03)	8.32	.21
Total from investment operations	.56	1.47	.36	8.64	.24
Distributions from net investment income	(.26)	(.42)	(.39)	(.24)	(.01)
Distributions from net realized gain	-	(.19)	(.58)	-	-
Total distributions	(.26)	(.61)	(.97)	(.24)	(.01)
Net asset value, end of period	$29.18	$28.88	$28.02	$28.63	$20.23
Total Return D,E,F	1.95%	5.35%	1.27%	42.83%	1.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59%	.58%	.59% I
Net investment income (loss)	1.81% I	1.53%	1.36%	1.22%	1.02% I
Supplemental Data
Net assets, end of period (000 omitted)	$120,349	$128,498	$114,175	$94,465	$8,093
Portfolio turnover rate J,K	32% I	35%	54%	97%	20% L

AFor the period June 2, 2020 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Fundamental Large Cap Core ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.7
Apple, Inc.	4.4
NVIDIA Corp.	4.0
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.7
Alphabet, Inc. Class A	2.0
Eli Lilly & Co.	1.9
Visa, Inc. Class A	1.8
UnitedHealth Group, Inc.	1.5
Exxon Mobil Corp.	1.4
30.8

Market Sectors (% of Fund's net assets)

Information Technology	28.5
Industrials	14.4
Health Care	11.5
Financials	10.3
Consumer Discretionary	10.0
Communication Services	9.0
Energy	4.4
Consumer Staples	4.2
Materials	3.3
Utilities	2.1
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Fidelity® Fundamental Large Cap Core ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Entertainment - 3.2%
Endeavor Group Holdings, Inc.	19,565	484,234
Netflix, Inc. (a)	3,509	1,979,462
Spotify Technology SA (a)	3,891	837,927
The Walt Disney Co.	21,304	2,046,249
TKO Group Holdings, Inc.	8,625	721,826
		6,069,698
Interactive Media & Services - 4.7%
Alphabet, Inc. Class A (a)	27,362	3,833,416
Meta Platforms, Inc. Class A	13,168	5,137,364
		8,970,780
Media - 1.1%
Comcast Corp. Class A	46,376	2,158,339
TOTAL COMMUNICATION SERVICES		17,198,817
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.4%
Aptiv PLC (a)	9,867	802,483
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	41,447	6,432,574
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	8,425	1,214,380
Booking Holdings, Inc. (a)	315	1,104,853
Chipotle Mexican Grill, Inc. (a)	344	828,617
Churchill Downs, Inc.	3,550	429,444
Domino's Pizza, Inc.	624	265,961
Hilton Worldwide Holdings, Inc.	5,142	981,916
		4,825,171
Household Durables - 0.8%
Lennar Corp. Class A	4,800	719,280
NVR, Inc. (a)	112	792,432
		1,511,712
Specialty Retail - 1.7%
Dick's Sporting Goods, Inc.	2,606	388,476
Floor & Decor Holdings, Inc. Class A (a)	4,496	452,118
TJX Companies, Inc.	24,218	2,298,530
		3,139,124
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	12,984	1,318,266
Ralph Lauren Corp.	7,276	1,045,343
		2,363,609
TOTAL CONSUMER DISCRETIONARY		19,074,673
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	1,113	388,738
Constellation Brands, Inc. Class A (sub. vtg.)	1,662	407,323
Keurig Dr. Pepper, Inc.	32,836	1,032,364
		1,828,425
Consumer Staples Distribution & Retail - 2.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	10,687	626,220
BJ's Wholesale Club Holdings, Inc. (a)	10,070	647,904
Maplebear, Inc. (NASDAQ)	7,449	182,277
Performance Food Group Co. (a)	18,340	1,332,951
Walmart, Inc.	7,345	1,213,761
		4,003,113
Household Products - 0.4%
The Clorox Co.	5,117	743,244
Personal Care Products - 0.8%
Kenvue, Inc.	69,992	1,453,034
TOTAL CONSUMER STAPLES		8,027,816
ENERGY - 4.4%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	39,109	1,114,607
Schlumberger Ltd.	23,154	1,127,600
TechnipFMC PLC	25,014	483,771
		2,725,978
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	18,417	411,436
Canadian Natural Resources Ltd.	12,179	779,334
Cenovus Energy, Inc. (Canada)	36,253	587,296
Cheniere Energy, Inc.	5,569	913,260
Exxon Mobil Corp.	26,314	2,705,342
New Fortress Energy, Inc.	7,525	250,056
		5,646,724
TOTAL ENERGY		8,372,702
FINANCIALS - 10.3%
Banks - 3.3%
Bank of America Corp.	49,176	1,672,476
JPMorgan Chase & Co.	11,162	1,946,206
KeyCorp	37,607	546,430
Wells Fargo & Co.	41,464	2,080,664
		6,245,776
Capital Markets - 2.2%
Ares Management Corp.	6,316	767,268
Blue Owl Capital, Inc. Class A	50,967	792,027
Goldman Sachs Group, Inc.	2,433	934,296
Houlihan Lokey	4,701	563,086
Morgan Stanley	13,048	1,138,308
		4,194,985
Financial Services - 3.3%
Fiserv, Inc. (a)	14,438	2,048,319
Shift4 Payments, Inc. (a)	10,977	788,258
Visa, Inc. Class A	12,965	3,542,816
		6,379,393
Insurance - 1.5%
Chubb Ltd.	7,626	1,868,370
Marsh & McLennan Companies, Inc.	5,522	1,070,384
		2,938,754
TOTAL FINANCIALS		19,758,908
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Gilead Sciences, Inc.	10,687	836,365
Legend Biotech Corp. ADR (a)	4,053	223,158
Regeneron Pharmaceuticals, Inc. (a)	2,138	2,015,664
		3,075,187
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	38,110	2,410,839
Glaukos Corp. (a)	2,730	243,052
Masimo Corp. (a)	1,897	244,599
Stryker Corp.	4,474	1,500,938
		4,399,428
Health Care Providers & Services - 2.6%
Centene Corp. (a)	14,668	1,104,647
Cigna Group	3,113	936,857
LifeStance Health Group, Inc. (a)	17,783	106,342
UnitedHealth Group, Inc.	5,474	2,801,265
		4,949,111
Life Sciences Tools & Services - 2.1%
Danaher Corp.	8,764	2,102,571
Thermo Fisher Scientific, Inc.	3,632	1,957,575
		4,060,146
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	9,964	664,001
Eli Lilly & Co.	5,770	3,725,170
Merck & Co., Inc.	6,251	754,996
Novo Nordisk A/S Series B sponsored ADR	4,404	505,315
		5,649,482
TOTAL HEALTH CARE		22,133,354
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	11,286	919,583
General Dynamics Corp.	2,914	772,181
Howmet Aerospace, Inc.	22,829	1,284,360
Northrop Grumman Corp.	2,541	1,135,217
The Boeing Co. (a)	10,390	2,192,706
		6,304,047
Building Products - 1.4%
Builders FirstSource, Inc. (a)	4,964	862,396
Fortune Brands Innovations, Inc.	8,721	676,662
Trane Technologies PLC	4,587	1,156,153
		2,695,211
Construction & Engineering - 1.0%
Quanta Services, Inc.	8,252	1,601,301
Willscot Mobile Mini Holdings (a)	6,369	301,254
		1,902,555
Electrical Equipment - 2.4%
Eaton Corp. PLC	8,025	1,974,792
Generac Holdings, Inc. (a)	8,192	931,185
Nextracker, Inc. Class A	16,171	732,061
Vertiv Holdings Co.	17,325	975,917
		4,613,955
Ground Transportation - 1.5%
Saia, Inc. (a)	1,678	756,073
Uber Technologies, Inc. (a)	32,437	2,117,163
		2,873,236
Industrial Conglomerates - 0.9%
General Electric Co.	13,838	1,832,428
Machinery - 2.8%
Caterpillar, Inc.	4,634	1,391,637
Ingersoll Rand, Inc.	17,352	1,385,731
ITT, Inc.	5,895	711,998
Parker Hannifin Corp.	4,058	1,884,941
		5,374,307
Professional Services - 0.7%
FTI Consulting, Inc. (a)	3,047	583,836
KBR, Inc.	13,166	686,080
		1,269,916
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	1,305	816,147
TOTAL INDUSTRIALS		27,681,802
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	15,003	752,851
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. (a)	29,377	697,410
Jabil, Inc.	9,493	1,189,378
		1,886,788
IT Services - 0.9%
MongoDB, Inc. Class A (a)	1,179	472,213
Shopify, Inc. Class A (a)	15,252	1,221,228
		1,693,441
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	15,452	2,591,146
Analog Devices, Inc.	5,106	982,190
ASML Holding NV (depository receipt)	1,201	1,044,654
First Solar, Inc. (a)	3,374	493,616
Marvell Technology, Inc.	1,139	77,110
Micron Technology, Inc.	11,661	999,931
NVIDIA Corp.	12,583	7,741,942
NXP Semiconductors NV	5,563	1,171,401
ON Semiconductor Corp. (a)	12,402	882,154
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,057	1,248,999
		17,233,143
Software - 12.8%
Adobe, Inc. (a)	4,300	2,656,454
Dynatrace, Inc. (a)	16,482	939,474
Intuit, Inc.	2,669	1,685,020
Microsoft Corp.	37,394	14,867,105
Oracle Corp.	10,191	1,138,335
Salesforce, Inc. (a)	8,680	2,439,861
Workday, Inc. Class A (a)	2,746	799,278
		24,525,527
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	46,241	8,526,840
TOTAL INFORMATION TECHNOLOGY		54,618,590
MATERIALS - 3.3%
Chemicals - 1.6%
Celanese Corp. Class A	5,648	826,246
Element Solutions, Inc.	33,109	736,013
Linde PLC	3,563	1,442,409
		3,004,668
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	1,696	862,280
Containers & Packaging - 0.3%
Avery Dennison Corp.	3,331	664,368
Metals & Mining - 1.0%
Franco-Nevada Corp.	4,893	529,388
Freeport-McMoRan, Inc.	33,899	1,345,451
		1,874,839
TOTAL MATERIALS		6,406,155
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Kimco Realty Corp.	24,320	491,264
Terreno Realty Corp.	11,855	708,099
		1,199,363
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	7,599	655,870
TOTAL REAL ESTATE		1,855,233
UTILITIES - 2.1%
Electric Utilities - 1.4%
Constellation Energy Corp.	10,073	1,228,906
Southern Co.	19,387	1,347,784
		2,576,690
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	33,870	1,389,686
TOTAL UTILITIES		3,966,376
TOTAL COMMON STOCKS (Cost $154,850,947)		189,094,426

Money Market Funds - 0.6%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $1,169,617)	1,169,617	1,169,617

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $156,020,564)	190,264,043
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,264,992
NET ASSETS - 100.0%	191,529,035

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	17,198,817	17,198,817	-	-
Consumer Discretionary	19,074,673	19,074,673	-	-
Consumer Staples	8,027,816	8,027,816	-	-
Energy	8,372,702	8,372,702	-	-
Financials	19,758,908	19,758,908	-	-
Health Care	22,133,354	22,133,354	-	-
Industrials	27,681,802	27,681,802	-	-
Information Technology	54,618,590	54,618,590	-	-
Materials	6,406,155	6,406,155	-	-
Real Estate	1,855,233	1,855,233	-	-
Utilities	3,966,376	3,966,376	-	-

Money Market Funds	1,169,617	1,169,617	-	-
Total Investments in Securities:	190,264,043	190,264,043	-	-
Fidelity® Fundamental Large Cap Core ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $156,020,564):		$190,264,043
Receivable for investments sold		14,286,871
Dividends receivable		34,412
Total assets		204,585,326
Liabilities
Payable for investments purchased	$12,966,873
Accrued management fee	89,418
Total Liabilities		13,056,291
Net Assets		$191,529,035
Net Assets consist of:
Paid in capital		$161,654,339
Total accumulated earnings (loss)		29,874,696
Net Assets		$191,529,035
Net Asset Value, offering price and redemption price per share ($191,529,035 ÷ 5,175,000 shares)		$37.01
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$692,933
Expenses
Management fee	$404,270
Independent trustees' fees and expenses	342
Total expenses before reductions	404,612
Expense reductions	(5)
Total expenses after reductions		404,607
Net Investment income (loss)		288,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	265,915
Unaffiliated issuers	(848,388)
Foreign currency transactions	323
Futures contracts	(332)
Total net realized gain (loss)		(582,482)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,476,298
Assets and liabilities in foreign currencies	(155)
Total change in net unrealized appreciation (depreciation)		14,476,143
Net gain (loss)		13,893,661
Net increase (decrease) in net assets resulting from operations		$14,181,987
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$288,326	$825,760
Net realized gain (loss)	(582,482)	4,126,321
Change in net unrealized appreciation (depreciation)	14,476,143	13,991,450
Net increase (decrease) in net assets resulting from operations	14,181,987	18,943,531
Distributions to shareholders	(322,275)	(1,058,225)

Share transactions
Proceeds from sales of shares	70,671,291	63,669,740
Cost of shares redeemed	(924,534)	(29,908,118)

Net increase (decrease) in net assets resulting from share transactions	69,746,757	33,761,622
Total increase (decrease) in net assets	83,606,469	51,646,928

Net Assets
Beginning of period	107,922,566	56,275,638
End of period	$191,529,035	$107,922,566

Other Information
Shares
Sold	2,075,000	2,150,000
Redeemed	(25,000)	(975,000)
Net increase (decrease)	2,050,000	1,175,000

Financial Highlights
Fidelity® Fundamental Large Cap Core ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$34.54	$28.86	$29.11	$20.37	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.30	.40	.36	.03
Net realized and unrealized gain (loss)	2.48	5.78	(.12)	8.75	.36
Total from investment operations	2.55	6.08	.28	9.11	.39
Distributions from net investment income	(.08)	(.33)	(.53)	(.37)	(.02)
Distributions from net realized gain	-	(.07)	-	-	-
Total distributions	(.08)	(.40)	(.53)	(.37)	(.02)
Net asset value, end of period	$37.01	$34.54	$28.86	$29.11	$20.37
Total Return D,E,F	7.40%	21.36%	1.00%	45.03%	1.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59%	.58%	.59% I
Net investment income (loss)	.42% I	.99%	1.36%	1.33%	1.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$191,529	$107,923	$56,276	$60,407	$6,112
Portfolio turnover rate J,K	72% I	76%	36%	68%	10% L

AFor the period June 2, 2020 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Fundamental Large Cap Growth ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	10.9
NVIDIA Corp.	9.2
Meta Platforms, Inc. Class A	5.8
Amazon.com, Inc.	5.2
Alphabet, Inc. Class C	4.5
Uber Technologies, Inc.	3.6
Alphabet, Inc. Class A	2.7
Roku, Inc. Class A	2.6
T-Mobile U.S., Inc.	2.5
Apple, Inc.	2.1
49.1

Market Sectors (% of Fund's net assets)

Information Technology	40.4
Communication Services	22.3
Health Care	11.0
Consumer Discretionary	9.0
Financials	7.2
Industrials	7.0
Utilities	1.0
Energy	0.9
Consumer Staples	0.7
Real Estate	0.3

Asset Allocation (% of Fund's net assets)

Fidelity® Fundamental Large Cap Growth ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 22.3%
Entertainment - 5.1%
Netflix, Inc. (a)	2,347	1,323,966
Roku, Inc. Class A (a)	70,732	6,228,660
Sea Ltd. ADR (a)	126,409	4,821,239
		12,373,865
Interactive Media & Services - 14.4%
Alphabet, Inc.:
Class A (a)	47,270	6,622,527
Class C (a)	76,505	10,848,409
Meta Platforms, Inc. Class A	35,829	13,978,326
Snap, Inc. Class A (a)	119,759	1,902,971
Zoominfo Technologies, Inc. (a)	91,410	1,466,216
		34,818,449
Media - 0.3%
Charter Communications, Inc. Class A (a)	15	5,561
Magnite, Inc. (a)	73,160	647,466
		653,027
Wireless Telecommunication Services - 2.5%
T-Mobile U.S., Inc.	37,306	6,014,846
TOTAL COMMUNICATION SERVICES		53,860,187
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.0%
Tesla, Inc. (a)	56	10,488
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	81,313	12,619,778
Hotels, Restaurants & Leisure - 1.1%
Domino's Pizza, Inc.	1,544	658,084
Doordash, Inc. (a)	657	68,459
Hilton Worldwide Holdings, Inc.	5,959	1,137,931
Planet Fitness, Inc. (a)	12,686	859,603
		2,724,077
Household Durables - 0.0%
Lennar Corp. Class A	357	53,496
Specialty Retail - 2.5%
Carvana Co. Class A (a)	28,386	1,222,301
Floor & Decor Holdings, Inc. Class A (a)	21,064	2,118,196
Lowe's Companies, Inc.	12,472	2,654,540
Wayfair LLC Class A (a)	1,821	91,505
		6,086,542
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	755	342,634
TOTAL CONSUMER DISCRETIONARY		21,837,015
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
The Coca-Cola Co.	5,699	339,034
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	16,959	1,091,142
Maplebear, Inc. (NASDAQ)	7,586	185,629
		1,276,771
Food Products - 0.0%
Local Bounti Corp. (a)	3,136	6,586
TOTAL CONSUMER STAPLES		1,622,391
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources Corp. (a)	35,827	800,375
Canadian Natural Resources Ltd.	6,463	413,609
Ovintiv, Inc.	13,582	576,148
Tourmaline Oil Corp.	11,928	515,731
		2,305,863
FINANCIALS - 7.2%
Capital Markets - 1.1%
LPL Financial	11,388	2,723,896
Financial Services - 6.1%
Apollo Global Management, Inc.	3,072	308,429
Block, Inc. Class A (a)	27,770	1,805,328
Dlocal Ltd. (a)	68,119	1,097,397
Fiserv, Inc. (a)	18,105	2,568,556
Global Payments, Inc.	24,392	3,249,746
Marqeta, Inc. Class A (a)	292,687	1,759,049
Visa, Inc. Class A	14,492	3,960,084
		14,748,589
TOTAL FINANCIALS		17,472,485
HEALTH CARE - 11.0%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	1,280	221,325
ALX Oncology Holdings, Inc. (a)	9,098	131,102
Argenx SE ADR (a)	1,347	512,547
Ascendis Pharma A/S sponsored ADR (a)	67	8,705
Celldex Therapeutics, Inc. (a)	13,213	465,362
Cytokinetics, Inc. (a)	12,013	938,576
Icosavax, Inc. (a)	20,074	307,333
Keros Therapeutics, Inc. (a)	4,097	226,810
Moderna, Inc. (a)	2,283	230,697
Nuvalent, Inc. Class A (a)	3,783	284,368
Regeneron Pharmaceuticals, Inc. (a)	278	262,093
Vaxcyte, Inc. (a)	14,716	1,051,017
Zentalis Pharmaceuticals, Inc. (a)	11,694	138,574
		4,778,509
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	78,172	4,945,161
Penumbra, Inc. (a)	4,974	1,254,393
TransMedics Group, Inc. (a)	15,074	1,292,897
		7,492,451
Health Care Providers & Services - 3.5%
agilon health, Inc. (a)	193,664	1,140,681
Alignment Healthcare, Inc. (a)	1,344	9,005
Centene Corp. (a)	15,722	1,184,024
Humana, Inc.	3,837	1,450,616
UnitedHealth Group, Inc.	9,346	4,782,722
		8,567,048
Life Sciences Tools & Services - 0.8%
Danaher Corp.	3,885	932,050
Thermo Fisher Scientific, Inc.	1,866	1,005,737
		1,937,787
Pharmaceuticals - 1.6%
Eli Lilly & Co.	5,424	3,501,789
Novo Nordisk A/S Series B sponsored ADR	2,288	262,525
Structure Therapeutics, Inc. ADR	3,450	150,489
		3,914,803
TOTAL HEALTH CARE		26,690,598
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
The Boeing Co. (a)	5,999	1,266,029
Building Products - 0.4%
Builders FirstSource, Inc. (a)	6,126	1,064,270
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	39,486	512,133
Veralto Corp.	1,144	87,733
		599,866
Electrical Equipment - 2.0%
Bloom Energy Corp. Class A (a)	605	6,849
Eaton Corp. PLC	1,696	417,352
Nextracker, Inc. Class A	28,531	1,291,598
Vertiv Holdings Co.	54,323	3,060,015
		4,775,814
Ground Transportation - 3.8%
Lyft, Inc. (a)	44,368	554,156
Uber Technologies, Inc. (a)	131,291	8,569,364
		9,123,520
TOTAL INDUSTRIALS		16,829,499
INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,237	319,987
Lumentum Holdings, Inc. (a)	11,577	636,040
		956,027
Electronic Equipment, Instruments & Components - 1.8%
Flex Ltd. (a)	140,393	3,332,930
Jabil, Inc.	8,770	1,098,793
		4,431,723
IT Services - 1.8%
Accenture PLC Class A	671	244,163
EPAM Systems, Inc. (a)	6,791	1,888,645
MongoDB, Inc. Class A (a)	5,290	2,118,751
Snowflake, Inc. (a)	692	135,383
		4,386,942
Semiconductors & Semiconductor Equipment - 16.4%
Advanced Micro Devices, Inc. (a)	24,678	4,138,254
Applied Materials, Inc.	3,739	614,318
Arm Holdings Ltd. ADR	814	57,525
Broadcom, Inc.	74	87,320
First Solar, Inc. (a)	1,586	232,032
GlobalFoundries, Inc. (a)	11,960	657,561
Marvell Technology, Inc.	31,058	2,102,627
NVIDIA Corp.	36,041	22,174,946
NXP Semiconductors NV	18,635	3,923,972
ON Semiconductor Corp. (a)	54,835	3,900,414
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,171	1,713,716
		39,602,685
Software - 17.8%
Adobe, Inc. (a)	4,004	2,473,591
Datadog, Inc. Class A (a)	11,254	1,400,448
DoubleVerify Holdings, Inc. (a)	16,682	667,447
Dynatrace, Inc. (a)	14,228	810,996
HubSpot, Inc. (a)	2,108	1,287,988
Intapp, Inc. (a)	30,788	1,326,347
Intuit, Inc.	2,280	1,439,432
Klaviyo, Inc. Class A	411	10,624
Microsoft Corp.	66,371	26,387,783
Oracle Corp.	26,732	2,985,964
Salesforce, Inc. (a)	6,879	1,933,618
Samsara, Inc. (a)	3,568	112,035
ServiceNow, Inc. (a)	2,631	2,013,767
Synopsys, Inc. (a)	179	95,470
		42,945,510
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	27,214	5,018,262
Pure Storage, Inc. Class A (a)	10,124	404,859
		5,423,121
TOTAL INFORMATION TECHNOLOGY		97,746,008
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	4,171	816,056
UTILITIES - 1.0%
Electric Utilities - 1.0%
Constellation Energy Corp.	9,952	1,214,144
PG&E Corp.	68,946	1,163,119
		2,377,263
TOTAL COMMON STOCKS (Cost $181,099,525)		241,557,365

Money Market Funds - 0.2%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $504,303)	504,303	504,303

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $181,603,828)	242,061,668
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105,236)
NET ASSETS - 100.0%	241,956,432

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	53,860,187	53,860,187	-	-
Consumer Discretionary	21,837,015	21,837,015	-	-
Consumer Staples	1,622,391	1,622,391	-	-
Energy	2,305,863	2,305,863	-	-
Financials	17,472,485	17,472,485	-	-
Health Care	26,690,598	26,690,598	-	-
Industrials	16,829,499	16,829,499	-	-
Information Technology	97,746,008	97,746,008	-	-
Real Estate	816,056	816,056	-	-
Utilities	2,377,263	2,377,263	-	-

Money Market Funds	504,303	504,303	-	-
Total Investments in Securities:	242,061,668	242,061,668	-	-
Fidelity® Fundamental Large Cap Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $181,603,828):		$242,061,668
Cash		5,247
Receivable for investments sold		2,439,330
Dividends receivable		21,064
Total assets		244,527,309
Liabilities
Payable for investments purchased	$2,455,142
Accrued management fee	115,735
Total Liabilities		2,570,877
Net Assets		$241,956,432
Net Assets consist of:
Paid in capital		$202,590,567
Total accumulated earnings (loss)		39,365,865
Net Assets		$241,956,432
Net Asset Value, offering price and redemption price per share ($241,956,432 ÷ 12,425,000 shares)		$19.47
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$370,374
Expenses
Management fee	$593,164
Independent trustees' fees and expenses	542
Total expenses before reductions	593,706
Expense reductions	(59)
Total expenses after reductions		593,647
Net Investment income (loss)		(223,273)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	213,380
Unaffiliated issuers	358,757
Foreign currency transactions	(185)
Futures contracts	20,106
Total net realized gain (loss)		592,058
Change in net unrealized appreciation (depreciation) on investment securities		18,451,741
Net gain (loss)		19,043,799
Net increase (decrease) in net assets resulting from operations		$18,820,526
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(223,273)	$(76,527)
Net realized gain (loss)	592,058	(3,369,028)
Change in net unrealized appreciation (depreciation)	18,451,741	44,562,111
Net increase (decrease) in net assets resulting from operations	18,820,526	41,116,556

Share transactions
Proceeds from sales of shares	28,914,403	118,430,789
Cost of shares redeemed	(877,580)	(26,758,280)

Net increase (decrease) in net assets resulting from share transactions	28,036,823	91,672,509
Total increase (decrease) in net assets	46,857,349	132,789,065

Net Assets
Beginning of period	195,099,083	62,310,018
End of period	$241,956,432	$195,099,083

Other Information
Shares
Sold	1,600,000	8,550,000
Redeemed	(50,000)	(1,975,000)
Net increase (decrease)	1,550,000	6,575,000

Financial Highlights
Fidelity® Fundamental Large Cap Growth ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.94	$14.49	$21.16	$20.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	1.55	3.46	(6.64)	1.19
Total from investment operations	1.53	3.45	(6.67)	1.16
Net asset value, end of period	$19.47	$17.94	$14.49	$21.16
Total Return D,E,F	8.55%	23.80%	(31.53)%	5.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59%	.59% I
Net investment income (loss)	(.22)% I	(.07)%	(.19)%	(.33)% I
Supplemental Data
Net assets, end of period (000 omitted)	$241,956	$195,099	$62,310	$39,679
Portfolio turnover rate J,K	47% I	78%	99%	49% L

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DBased on net asset value.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Fundamental Small-Mid Cap ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Tempur Sealy International, Inc.	1.5
TFI International, Inc.	1.5
AutoZone, Inc.	1.4
TechnipFMC PLC	1.4
Molina Healthcare, Inc.	1.3
Fabrinet	1.3
Performance Food Group Co.	1.2
Arch Capital Group Ltd.	1.2
Universal Health Services, Inc. Class B	1.2
ITT, Inc.	1.1
13.1

Market Sectors (% of Fund's net assets)

Industrials	23.2
Financials	16.8
Consumer Discretionary	12.8
Information Technology	12.7
Health Care	10.3
Materials	7.0
Energy	5.9
Consumer Staples	3.9
Real Estate	3.6
Utilities	1.9
Communication Services	0.9

Asset Allocation (% of Fund's net assets)

Fidelity® Fundamental Small-Mid Cap ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
Nexstar Media Group, Inc. Class A	2,347	417,085
CONSUMER DISCRETIONARY - 12.8%
Automobile Components - 0.9%
Adient PLC (a)	3,043	105,623
Lear Corp.	1,474	195,895
Patrick Industries, Inc.	882	88,544
		390,062
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (a)	3,295	140,993
Churchill Downs, Inc.	3,348	405,008
Red Rock Resorts, Inc.	2,423	132,490
		678,491
Household Durables - 3.4%
Helen of Troy Ltd. (a)	1,237	141,637
KB Home	3,813	227,217
LGI Homes, Inc. (a)	1,955	230,710
SharkNinja Hong Kong Co. Ltd.	5,206	243,224
Tempur Sealy International, Inc.	13,752	686,083
		1,528,871
Leisure Products - 1.1%
BRP, Inc.	2,335	147,339
Brunswick Corp.	4,093	330,223
		477,562
Specialty Retail - 3.9%
Academy Sports & Outdoors, Inc.	3,291	206,444
AutoZone, Inc. (a)	230	635,290
Dick's Sporting Goods, Inc.	2,280	339,880
Murphy U.S.A., Inc.	1,184	417,384
Upbound Group, Inc.	4,844	160,821
		1,759,819
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	3,138	318,444
Gildan Activewear, Inc.	4,042	133,426
PVH Corp.	3,515	422,714
		874,584
TOTAL CONSUMER DISCRETIONARY		5,709,389
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings, Inc. (a)	7,530	484,480
Performance Food Group Co. (a)	7,568	550,042
U.S. Foods Holding Corp. (a)	9,720	447,217
		1,481,739
Food Products - 0.6%
Nomad Foods Ltd.	13,762	247,578
TOTAL CONSUMER STAPLES		1,729,317
ENERGY - 5.9%
Energy Equipment & Services - 2.9%
Cactus, Inc.	3,897	165,389
Championx Corp.	5,902	161,774
Expro Group Holdings NV (a)	5,161	90,834
Liberty Oilfield Services, Inc. Class A	11,387	236,736
TechnipFMC PLC	32,211	622,961
		1,277,694
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	14,075	314,436
Cheniere Energy, Inc.	2,575	422,274
Hess Corp.	3,130	439,859
Northern Oil & Gas, Inc.	4,298	143,983
Sitio Royalties Corp.	1,490	31,782
		1,352,334
TOTAL ENERGY		2,630,028
FINANCIALS - 16.8%
Banks - 6.1%
BOK Financial Corp.	2,301	192,916
Cadence Bank	9,741	259,305
Eastern Bankshares, Inc.	15,922	222,271
First Bancorp, Puerto Rico	12,828	213,971
First Citizens Bancshares, Inc.	180	271,800
First Interstate Bancsystem, Inc.	6,605	181,770
Independent Bank Group, Inc.	2,715	131,270
M&T Bank Corp.	864	119,318
Pinnacle Financial Partners, Inc.	3,796	335,490
Synovus Financial Corp.	8,026	302,259
Trico Bancshares	907	32,969
Webster Financial Corp.	4,235	209,548
Wintrust Financial Corp.	2,455	238,086
		2,710,973
Capital Markets - 2.1%
Houlihan Lokey	2,287	273,937
LPL Financial	1,820	435,326
Raymond James Financial, Inc.	2,145	236,336
		945,599
Consumer Finance - 1.8%
Discover Financial Services	3,239	341,779
Encore Capital Group, Inc. (a)	1,543	77,273
FirstCash Holdings, Inc.	3,089	354,525
		773,577
Financial Services - 0.4%
Walker & Dunlop, Inc.	1,856	179,271
Insurance - 6.4%
American Financial Group, Inc.	1,874	225,630
Arch Capital Group Ltd. (a)	6,592	543,379
Assurant, Inc.	2,319	389,476
Enstar Group Ltd. (a)	538	143,587
First American Financial Corp.	7,340	442,969
Old Republic International Corp.	13,857	388,550
Primerica, Inc.	1,624	380,276
Reinsurance Group of America, Inc.	1,860	323,435
		2,837,302
TOTAL FINANCIALS		7,446,722
HEALTH CARE - 10.3%
Biotechnology - 2.2%
Acelyrin, Inc.	792	6,035
ALX Oncology Holdings, Inc. (a)	263	3,790
Arcellx, Inc. (a)	881	54,481
Argenx SE ADR (a)	388	147,638
Cargo Therapeutics, Inc.	2,526	55,597
Celldex Therapeutics, Inc. (a)	532	18,737
Cogent Biosciences, Inc. (a)	3,946	17,481
Crinetics Pharmaceuticals, Inc. (a)	1,832	66,831
Cytokinetics, Inc. (a)	1,103	86,177
Keros Therapeutics, Inc. (a)	183	10,131
Madrigal Pharmaceuticals, Inc. (a)	374	81,050
Moonlake Immunotherapeutics (a)	719	40,178
Morphic Holding, Inc. (a)	967	30,644
Nuvalent, Inc. Class A (a)	966	72,614
Repligen Corp. (a)	674	127,656
Vaxcyte, Inc. (a)	877	62,635
Vericel Corp. (a)	627	26,948
Xenon Pharmaceuticals, Inc. (a)	1,021	46,170
Zentalis Pharmaceuticals, Inc. (a)	921	10,914
		965,707
Health Care Equipment & Supplies - 1.6%
Haemonetics Corp. (a)	3,458	264,399
Hologic, Inc. (a)	3,600	267,984
TransMedics Group, Inc. (a)	2,334	200,187
		732,570
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	4,191	344,249
Cardinal Health, Inc.	2,595	283,348
Molina Healthcare, Inc. (a)	1,638	583,849
Owens & Minor, Inc. (a)	6,525	128,608
Universal Health Services, Inc. Class B	3,340	530,425
		1,870,479
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	635	26,460
Charles River Laboratories International, Inc. (a)	1,344	290,680
ICON PLC (a)	177	46,174
Medpace Holdings, Inc. (a)	859	250,467
West Pharmaceutical Services, Inc.	386	143,990
		757,771
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	829	34,404
Axsome Therapeutics, Inc. (a)	553	49,787
CymaBay Therapeutics, Inc. (a)	3,803	89,409
Prestige Brands Holdings, Inc. (a)	449	27,631
Structure Therapeutics, Inc. ADR	590	25,736
Verona Pharma PLC ADR (a)	1,882	34,535
		261,502
TOTAL HEALTH CARE		4,588,029
INDUSTRIALS - 23.2%
Building Products - 1.1%
Hayward Holdings, Inc. (a)	16,995	212,777
Tecnoglass, Inc.	6,123	281,719
		494,496
Commercial Services & Supplies - 0.5%
The Brink's Co.	2,470	199,675
Construction & Engineering - 2.9%
AECOM	3,302	291,203
EMCOR Group, Inc.	2,141	488,384
Granite Construction, Inc.	6,182	278,870
Willscot Mobile Mini Holdings (a)	4,899	231,723
		1,290,180
Electrical Equipment - 4.4%
Acuity Brands, Inc.	1,508	359,145
AMETEK, Inc.	2,230	361,372
Atkore, Inc.	2,290	349,294
Regal Rexnord Corp.	3,129	417,596
Vertiv Holdings Co.	8,479	477,622
		1,965,029
Ground Transportation - 2.5%
TFI International, Inc.	5,163	678,780
XPO, Inc. (a)	4,912	419,681
		1,098,461
Machinery - 4.0%
Allison Transmission Holdings, Inc.	4,100	248,214
Crane Co.	3,330	413,286
Federal Signal Corp.	3,345	257,498
ITT, Inc.	4,076	492,299
SPX Technologies, Inc. (a)	3,621	364,417
		1,775,714
Professional Services - 5.5%
ASGN, Inc. (a)	3,592	333,409
CACI International, Inc. Class A (a)	1,098	377,416
Concentrix Corp.	2,878	255,768
ExlService Holdings, Inc. (a)	7,846	245,423
Genpact Ltd.	9,475	340,153
KBR, Inc.	5,811	302,811
Kforce, Inc.	1,505	102,867
Maximus, Inc.	3,416	277,106
WNS Holdings Ltd. sponsored ADR (a)	3,150	218,453
		2,453,406
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	1,992	351,508
Beacon Roofing Supply, Inc. (a)	3,546	293,928
Core & Main, Inc. (a)	5,548	229,188
Rush Enterprises, Inc. Class A	3,384	151,975
		1,026,599
TOTAL INDUSTRIALS		10,303,560
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
Ciena Corp. (a)	3,031	160,643
Lumentum Holdings, Inc. (a)	4,077	223,990
		384,633
Electronic Equipment, Instruments & Components - 5.2%
Advanced Energy Industries, Inc.	3,189	332,230
Crane Nxt Co.	3,308	192,790
Fabrinet (a)	2,635	562,599
Flex Ltd. (a)	7,217	171,332
Insight Enterprises, Inc. (a)	2,229	411,785
TD SYNNEX Corp.	3,285	328,434
Vontier Corp.	9,017	311,898
		2,311,068
IT Services - 1.1%
Amdocs Ltd.	5,334	489,021
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (a)	652	50,334
Diodes, Inc. (a)	2,154	145,007
Ichor Holdings Ltd. (a)	4,370	158,194
Lattice Semiconductor Corp. (a)	3,067	186,658
MACOM Technology Solutions Holdings, Inc. (a)	2,616	225,578
ON Semiconductor Corp. (a)	4,691	333,671
		1,099,442
Software - 2.3%
Dynatrace, Inc. (a)	6,280	357,960
Intapp, Inc. (a)	2,897	124,803
JFrog Ltd. (a)	4,299	139,846
PROS Holdings, Inc. (a)	3,959	136,269
Tenable Holdings, Inc. (a)	5,564	262,064
		1,020,942
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Technology Holdings PLC	3,880	332,438
TOTAL INFORMATION TECHNOLOGY		5,637,544
MATERIALS - 7.0%
Chemicals - 2.3%
Cabot Corp.	2,719	196,040
Element Solutions, Inc.	10,268	228,258
Olin Corp.	4,764	248,061
The Chemours Co. LLC	11,932	359,988
		1,032,347
Construction Materials - 1.5%
Eagle Materials, Inc.	1,984	448,940
Summit Materials, Inc. (a)	5,695	206,045
		654,985
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	12,160	310,202
O-I Glass, Inc. (a)	14,468	210,654
		520,856
Metals & Mining - 1.5%
Commercial Metals Co.	5,548	289,717
Constellium NV (a)	6,042	113,288
Steel Dynamics, Inc.	2,256	272,277
		675,282
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	3,182	211,762
TOTAL MATERIALS		3,095,232
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Essential Properties Realty Trust, Inc.	8,334	207,600
LXP Industrial Trust (REIT)	10,740	97,627
Ventas, Inc.	6,186	286,969
		592,196
Real Estate Management & Development - 2.3%
Colliers International Group, Inc.	3,800	446,272
Cushman & Wakefield PLC (a)	18,761	197,366
Jones Lang LaSalle, Inc. (a)	2,063	365,275
		1,008,913
TOTAL REAL ESTATE		1,601,109
UTILITIES - 1.9%
Electric Utilities - 0.7%
PG&E Corp.	18,977	320,142
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	6,837	239,363
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	16,624	277,288
TOTAL UTILITIES		836,793
TOTAL COMMON STOCKS (Cost $37,599,481)		43,994,808

Money Market Funds - 1.0%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $473,130)	473,130	473,130

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $38,072,611)	44,467,938
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,061)
NET ASSETS - 100.0%	44,450,877

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	417,085	417,085	-	-
Consumer Discretionary	5,709,389	5,709,389	-	-
Consumer Staples	1,729,317	1,729,317	-	-
Energy	2,630,028	2,630,028	-	-
Financials	7,446,722	7,446,722	-	-
Health Care	4,588,029	4,588,029	-	-
Industrials	10,303,560	10,303,560	-	-
Information Technology	5,637,544	5,637,544	-	-
Materials	3,095,232	3,095,232	-	-
Real Estate	1,601,109	1,601,109	-	-
Utilities	836,793	836,793	-	-

Money Market Funds	473,130	473,130	-	-
Total Investments in Securities:	44,467,938	44,467,938	-	-
Fidelity® Fundamental Small-Mid Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $38,072,611):		$44,467,938
Dividends receivable		4,861
Total assets		44,472,799
Liabilities
Accrued management fee	$21,922
Total Liabilities		21,922
Net Assets		$44,450,877
Net Assets consist of:
Paid in capital		$42,232,901
Total accumulated earnings (loss)		2,217,976
Net Assets		$44,450,877
Net Asset Value, offering price and redemption price per share ($44,450,877 ÷ 1,900,000 shares)		$23.40
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$210,204
Expenses
Management fee	$112,501
Independent trustees' fees and expenses	102
Total expenses before reductions	112,603
Expense reductions	(3)
Total expenses after reductions		112,600
Net Investment income (loss)		97,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	218,926
Unaffiliated issuers	(97,932)
Foreign currency transactions	(2)
Futures contracts	(8,071)
Total net realized gain (loss)		112,921
Change in net unrealized appreciation (depreciation) on investment securities		1,494,813
Net gain (loss)		1,607,734
Net increase (decrease) in net assets resulting from operations		$1,705,338
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,604	$173,574
Net realized gain (loss)	112,921	(2,126,145)
Change in net unrealized appreciation (depreciation)	1,494,813	4,570,740
Net increase (decrease) in net assets resulting from operations	1,705,338	2,618,169
Distributions to shareholders	(119,000)	(192,175)

Share transactions
Proceeds from sales of shares	8,218,191	5,939,963
Cost of shares redeemed	(502,189)	(964,910)

Net increase (decrease) in net assets resulting from share transactions	7,716,002	4,975,053
Total increase (decrease) in net assets	9,302,340	7,401,047

Net Assets
Beginning of period	35,148,537	27,747,490
End of period	$44,450,877	$35,148,537

Other Information
Shares
Sold	375,000	275,000
Redeemed	(25,000)	(50,000)
Net increase (decrease)	350,000	225,000

Financial Highlights
Fidelity® Fundamental Small-Mid Cap ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.68	$20.94	$22.84	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.12	.10	.03
Net realized and unrealized gain (loss)	.73	1.76	(1.89)	2.84
Total from investment operations	.79	1.88	(1.79)	2.87
Distributions from net investment income	(.07)	(.14)	(.11)	(.03)
Total distributions	(.07)	(.14)	(.11)	(.03)
Net asset value, end of period	$23.40	$22.68	$20.94	$22.84
Total Return D,E,F	3.49%	9.02%	(7.88)%	14.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.60%	.62%	.64% I
Expenses net of fee waivers, if any	.60% I	.60%	.62%	.64% I
Expenses net of all reductions	.60% I	.60%	.62%	.63% I
Net investment income (loss)	.52% I	.59%	.45%	.22% I
Supplemental Data
Net assets, end of period (000 omitted)	$44,451	$35,149	$27,747	$24,558
Portfolio turnover rate J,K	35% I	38%	42%	37% L

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Magellan℠ ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.4
NVIDIA Corp.	4.9
Amazon.com, Inc.	4.5
Meta Platforms, Inc. Class A	3.5
Alphabet, Inc. Class A	3.3
Broadcom, Inc.	2.5
UnitedHealth Group, Inc.	2.3
Visa, Inc. Class A	2.3
Eli Lilly & Co.	2.3
MasterCard, Inc. Class A	2.1
36.1

Market Sectors (% of Fund's net assets)

Information Technology	32.8
Industrials	14.7
Health Care	12.6
Consumer Discretionary	12.0
Financials	11.3
Communication Services	8.4
Materials	5.2
Consumer Staples	1.9

Asset Allocation (% of Fund's net assets)

Fidelity® Magellan℠ ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	15,213	2,131,341
Class C (a)	7,478	1,060,380
Meta Platforms, Inc. Class A	5,684	2,217,556
		5,409,277
CONSUMER DISCRETIONARY - 12.0%
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	18,652	2,894,790
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (a)	5,278	760,771
Hilton Worldwide Holdings, Inc.	4,545	867,913
Marriott International, Inc. Class A	3,229	774,088
		2,402,772
Specialty Retail - 3.7%
AutoZone, Inc. (a)	280	773,396
O'Reilly Automotive, Inc. (a)	754	771,380
TJX Companies, Inc.	8,524	809,013
		2,353,789
TOTAL CONSUMER DISCRETIONARY		7,651,351
CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Monster Beverage Corp.	96	5,282
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	1,737	1,207,007
TOTAL CONSUMER STAPLES		1,212,289
FINANCIALS - 11.3%
Capital Markets - 4.1%
Ares Management Corp.	5,783	702,519
Moody's Corp.	2,329	913,061
S&P Global, Inc.	2,237	1,002,959
		2,618,539
Financial Services - 4.5%
MasterCard, Inc. Class A	3,009	1,351,733
Visa, Inc. Class A	5,469	1,494,459
		2,846,192
Insurance - 2.7%
Arthur J. Gallagher & Co.	3,691	856,903
Marsh & McLennan Companies, Inc.	4,625	896,510
		1,753,413
TOTAL FINANCIALS		7,218,144
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	13,368	845,660
Health Care Providers & Services - 3.5%
Cencora, Inc.	3,243	754,581
Humana, Inc.	16	6,049
UnitedHealth Group, Inc.	2,934	1,501,445
		2,262,075
Life Sciences Tools & Services - 3.1%
Danaher Corp.	3,823	917,176
Thermo Fisher Scientific, Inc.	1,951	1,051,550
		1,968,726
Pharmaceuticals - 4.7%
Eli Lilly & Co.	2,266	1,462,952
Novo Nordisk A/S Series B sponsored ADR	6,010	689,587
Zoetis, Inc. Class A	4,496	844,394
		2,996,933
TOTAL HEALTH CARE		8,073,394
INDUSTRIALS - 14.7%
Aerospace & Defense - 2.6%
HEICO Corp. Class A	5,352	757,147
TransDigm Group, Inc.	816	891,627
		1,648,774
Commercial Services & Supplies - 3.5%
Cintas Corp.	1,424	860,908
Copart, Inc.	15,611	749,952
Waste Connections, Inc. (United States)	4,127	640,758
		2,251,618
Construction & Engineering - 1.1%
Quanta Services, Inc.	3,546	688,101
Electrical Equipment - 2.5%
AMETEK, Inc.	4,199	680,448
Eaton Corp. PLC	3,714	913,941
		1,594,389
Industrial Conglomerates - 1.4%
General Electric Co.	6,752	894,100
Professional Services - 2.4%
Automatic Data Processing, Inc.	3,281	806,404
Paychex, Inc.	132	16,068
Verisk Analytics, Inc.	2,886	697,056
		1,519,528
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	1,259	787,379
TOTAL INDUSTRIALS		9,383,889
INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	2,517	804,182
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. Class A	8,453	854,598
CDW Corp.	3,659	829,568
		1,684,166
IT Services - 3.2%
Accenture PLC Class A	3,238	1,178,243
Gartner, Inc. (a)	1,890	864,562
		2,042,805
Semiconductors & Semiconductor Equipment - 11.7%
ASML Holding NV (depository receipt)	850	739,347
Broadcom, Inc.	1,323	1,561,140
KLA Corp.	1,635	971,255
Lam Research Corp.	1,263	1,042,190
NVIDIA Corp.	5,108	3,142,799
ON Semiconductor Corp. (a)	174	12,377
		7,469,108
Software - 14.1%
Adobe, Inc. (a)	1,767	1,091,617
Cadence Design Systems, Inc. (a)	2,819	813,169
Intuit, Inc.	1,518	958,359
Microsoft Corp.	13,497	5,366,137
Synopsys, Inc. (a)	1,486	792,558
		9,021,840
TOTAL INFORMATION TECHNOLOGY		21,022,101
MATERIALS - 5.2%
Chemicals - 2.8%
Linde PLC	2,561	1,036,770
Sherwin-Williams Co.	2,610	794,432
		1,831,202
Construction Materials - 2.4%
Martin Marietta Materials, Inc.	1,618	822,624
Vulcan Materials Co.	3,064	692,495
		1,515,119
TOTAL MATERIALS		3,346,321
TOTAL COMMON STOCKS (Cost $49,518,758)		63,316,766

Money Market Funds - 1.0%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $660,620)	660,620	660,620

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $50,179,378)	63,977,386
NET OTHER ASSETS (LIABILITIES) - 0.1%	73,446
NET ASSETS - 100.0%	64,050,832

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,409,277	5,409,277	-	-
Consumer Discretionary	7,651,351	7,651,351	-	-
Consumer Staples	1,212,289	1,212,289	-	-
Financials	7,218,144	7,218,144	-	-
Health Care	8,073,394	8,073,394	-	-
Industrials	9,383,889	9,383,889	-	-
Information Technology	21,022,101	21,022,101	-	-
Materials	3,346,321	3,346,321	-	-

Money Market Funds	660,620	660,620	-	-
Total Investments in Securities:	63,977,386	63,977,386	-	-
Fidelity® Magellan℠ ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $50,179,378):		$63,977,386
Cash		5
Receivable for investments sold		320,601
Receivable for fund shares sold		1,255,913
Dividends receivable		10,412
Total assets		65,564,317
Liabilities
Payable for investments purchased	$1,485,435
Accrued management fee	28,050
Total Liabilities		1,513,485
Net Assets		$64,050,832
Net Assets consist of:
Paid in capital		$57,546,472
Total accumulated earnings (loss)		6,504,360
Net Assets		$64,050,832
Net Asset Value, offering price and redemption price per share ($64,050,832 ÷ 2,550,000 shares)		$25.12
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$233,967
Expenses
Management fee	$149,443
Independent trustees' fees and expenses	142
Total expenses before reductions	149,585
Expense reductions	(13)
Total expenses after reductions		149,572
Net Investment income (loss)		84,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	948,872
Unaffiliated issuers	414,040
Total net realized gain (loss)		1,362,912
Change in net unrealized appreciation (depreciation) on investment securities		4,907,657
Net gain (loss)		6,270,569
Net increase (decrease) in net assets resulting from operations		$6,354,964
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,395	$134,575
Net realized gain (loss)	1,362,912	(4,185,590)
Change in net unrealized appreciation (depreciation)	4,907,657	7,292,125
Net increase (decrease) in net assets resulting from operations	6,354,964	3,241,110
Distributions to shareholders	(107,750)	(144,575)

Share transactions
Proceeds from sales of shares	12,078,177	4,485,324
Cost of shares redeemed	(4,549,415)	(3,834,411)

Net increase (decrease) in net assets resulting from share transactions	7,528,762	650,913
Total increase (decrease) in net assets	13,775,976	3,747,448

Net Assets
Beginning of period	50,274,856	46,527,408
End of period	$64,050,832	$50,274,856

Other Information
Shares
Sold	500,000	225,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	300,000	25,000

Financial Highlights
Fidelity® Magellan℠ ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.34	$20.91	$23.12	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.06	.01	- D
Net realized and unrealized gain (loss)	2.79	1.44	(2.20)	3.13
Total from investment operations	2.83	1.50	(2.19)	3.13
Distributions from net investment income	(.05)	(.07)	(.02)	(.01)
Total distributions	(.05)	(.07)	(.02)	(.01)
Net asset value, end of period	$25.12	$22.34	$20.91	$23.12
Total Return E,F,G	12.65%	7.21%	(9.50)%	15.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59% J	.59%	.59%	.59% J
Expenses net of all reductions	.59% J	.59%	.59%	.59% J
Net investment income (loss)	.33% J	.30%	.05%	.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$64,051	$50,275	$46,527	$35,842
Portfolio turnover rate K,L	77% J	89%	68%	41% M

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity® Real Estate Investment ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis, Inc.	11.4
Equinix, Inc.	7.5
Crown Castle, Inc.	6.4
Ventas, Inc.	5.9
SBA Communications Corp. Class A	5.8
Public Storage	4.2
Digital Realty Trust, Inc.	3.6
Kimco Realty Corp.	3.4
CubeSmart	3.2
CBRE Group, Inc.	3.1
54.5

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	26.9
REITs - Warehouse/Industrial	13.4
REITs - Shopping Centers	11.6
REITs - Apartments	11.0
REITs - Storage	10.8

Asset Allocation (% of Fund's net assets)

Fidelity® Real Estate Investment ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 94.0%
REITs - Apartments - 11.0%
American Homes 4 Rent Class A	7,153	250,713
Equity Residential (SBI)	5,039	303,297
Invitation Homes, Inc.	5,285	174,035
Mid-America Apartment Communities, Inc.	2,946	372,315
UDR, Inc.	10,398	374,536
		1,474,896
REITs - Diversified - 26.9%
Apartment Income (REIT) Corp.	6,528	213,400
Crown Castle, Inc.	7,948	860,371
Digital Realty Trust, Inc.	3,475	488,099
Elme Communities (SBI)	1,912	27,686
Equinix, Inc.	1,213	1,006,511
Gaming & Leisure Properties	1,628	74,318
Lamar Advertising Co. Class A	1,584	165,813
SBA Communications Corp. Class A	3,469	776,570
		3,612,768
REITs - Health Care - 8.6%
Ventas, Inc.	17,111	793,779
Welltower, Inc.	4,066	351,750
		1,145,529
REITs - Hotels - 2.5%
DiamondRock Hospitality Co.	20,548	187,809
Ryman Hospitality Properties, Inc.	1,338	147,046
		334,855
REITs - Management/Investment - 4.5%
NNN (REIT), Inc.	10,400	419,536
Weyerhaeuser Co.	5,704	186,920
		606,456
REITs - Manufactured Homes - 3.6%
Equity Lifestyle Properties, Inc.	1,097	74,256
Sun Communities, Inc.	3,240	406,134
		480,390
REITs - Regional Malls - 0.4%
Tanger, Inc.	1,996	53,692
REITs - Shopping Centers - 11.6%
Kimco Realty Corp.	22,838	461,328
Phillips Edison & Co., Inc.	5,790	200,971
Realty Income Corp.	4,898	266,402
Regency Centers Corp.	5,516	345,688
SITE Centers Corp.	9,419	125,461
Urban Edge Properties	9,100	157,157
		1,557,007
REITs - Single Tenant - 0.7%
Four Corners Property Trust, Inc.	4,014	93,968
REITs - Storage - 10.8%
CubeSmart	9,951	430,082
Extra Space Storage, Inc.	1,049	151,518
Iron Mountain, Inc.	4,526	305,596
Public Storage	1,983	561,566
		1,448,762
REITs - Warehouse/Industrial - 13.4%
Americold Realty Trust	6,126	168,465
Prologis, Inc.	12,077	1,530,035
Terreno Realty Corp.	1,607	95,986
		1,794,486
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		12,602,809
Real Estate Management & Development - 4.9%
Real Estate Services - 4.9%
CBRE Group, Inc. (a)	4,875	420,761
CoStar Group, Inc. (a)	2,826	235,914
		656,675
TOTAL COMMON STOCKS (Cost $14,310,956)		13,259,484

Money Market Funds - 1.1%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $147,035)	147,035	147,035

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,457,991)	13,406,519
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,858
NET ASSETS - 100.0%	13,409,377

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	13,259,484	13,259,484	-	-

Money Market Funds	147,035	147,035	-	-
Total Investments in Securities:	13,406,519	13,406,519	-	-
Fidelity® Real Estate Investment ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $14,457,991):		$13,406,519
Dividends receivable		8,223
Other receivables		1,386
Total assets		13,416,128
Liabilities
Accrued management fee	$6,751
Total Liabilities		6,751
Net Assets		$13,409,377
Net Assets consist of:
Paid in capital		$15,981,201
Total accumulated earnings (loss)		(2,571,824)
Net Assets		$13,409,377
Net Asset Value, offering price and redemption price per share ($13,409,377 ÷ 650,000 shares)		$20.63
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$196,086
Expenses
Management fee	$40,228
Independent trustees' fees and expenses	41
Total expenses before reductions	40,269
Expense reductions	(1)
Total expenses after reductions		40,268
Net Investment income (loss)		155,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	117,867
Unaffiliated issuers	(488,663)
Total net realized gain (loss)		(370,796)
Change in net unrealized appreciation (depreciation) on investment securities		217,981
Net gain (loss)		(152,815)
Net increase (decrease) in net assets resulting from operations		$3,003
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,818	$408,264
Net realized gain (loss)	(370,796)	(777,839)
Change in net unrealized appreciation (depreciation)	217,981	(1,729,975)
Net increase (decrease) in net assets resulting from operations	3,003	(2,099,550)
Distributions to shareholders	(193,100)	(452,000)

Share transactions
Proceeds from sales of shares	-	1,073,585
Cost of shares redeemed	(1,534,680)	(3,644,415)

Net increase (decrease) in net assets resulting from share transactions	(1,534,680)	(2,570,830)
Total increase (decrease) in net assets	(1,724,777)	(5,122,380)

Net Assets
Beginning of period	15,134,154	20,256,534
End of period	$13,409,377	$15,134,154

Other Information
Shares
Sold	-	50,000
Redeemed	(75,000)	(175,000)
Net increase (decrease)	(75,000)	(125,000)

Financial Highlights
Fidelity® Real Estate Investment ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.87	$23.83	$24.79	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.52	.39	.21
Net realized and unrealized gain (loss)	(.18)	(2.91)	(.80)	4.79
Total from investment operations	.05	(2.39)	(.41)	5.00
Distributions from net investment income	(.29)	(.57)	(.55)	(.21)
Total distributions	(.29)	(.57)	(.55)	(.21)
Net asset value, end of period	$20.63	$20.87	$23.83	$24.79
Total Return D,E,F	.20%	(9.93)%	(1.68)%	25.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59%	.58% I
Net investment income (loss)	2.29% I	2.49%	1.58%	1.80% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,409	$15,134	$20,257	$16,735
Portfolio turnover rate J,K	39% I	33%	24%	23% L

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable U.S. Equity ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.9
NVIDIA Corp.	5.1
Amazon.com, Inc.	3.7
Alphabet, Inc. Class A	3.3
Apple, Inc.	2.8
The Travelers Companies, Inc.	2.7
Salesforce, Inc.	2.3
Merck & Co., Inc.	2.3
Cigna Group	2.3
Procter & Gamble Co.	2.2
34.6

Market Sectors (% of Fund's net assets)

Information Technology	26.7
Financials	12.7
Health Care	11.2
Consumer Discretionary	10.8
Industrials	9.9
Communication Services	8.3
Consumer Staples	5.1
Materials	4.6
Energy	2.7
Utilities	2.2
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Entertainment - 2.9%
Netflix, Inc. (a)	163	91,950
The Walt Disney Co.	2,460	236,283
		328,233
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A (a)	2,672	374,347
Media - 2.1%
Comcast Corp. Class A	2,950	137,293
Interpublic Group of Companies, Inc.	3,216	106,096
		243,389
TOTAL COMMUNICATION SERVICES		945,969
CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 0.6%
Aptiv PLC (a)	867	70,513
Automobiles - 1.1%
General Motors Co.	2,353	91,296
Tesla, Inc. (a)	189	35,398
		126,694
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	2,709	420,437
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (a)	1,236	62,393
Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc. Class A	839	201,133
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	1,862	97,085
Specialty Retail - 1.4%
Lowe's Companies, Inc.	752	160,056
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	2,429	94,221
TOTAL CONSUMER DISCRETIONARY		1,232,532
CONSUMER STAPLES - 5.1%
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	4,665	98,991
Sprouts Farmers Market LLC (a)	1,479	74,497
		173,488
Food Products - 0.9%
Darling Ingredients, Inc. (a)	1,116	48,323
Nomad Foods Ltd.	2,789	50,174
		98,497
Household Products - 2.2%
Procter & Gamble Co.	1,615	253,781
Personal Care Products - 0.5%
Estee Lauder Companies, Inc. Class A	414	54,644
TOTAL CONSUMER STAPLES		580,410
ENERGY - 2.7%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	4,630	131,955
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc.	640	104,954
Occidental Petroleum Corp.	1,186	68,278
		173,232
TOTAL ENERGY		305,187
FINANCIALS - 12.7%
Banks - 1.2%
Bank of America Corp.	4,022	136,788
Capital Markets - 4.9%
BlackRock, Inc. Class A	239	185,060
Moody's Corp.	581	227,775
Northern Trust Corp.	1,894	150,838
		563,673
Consumer Finance - 2.5%
American Express Co.	1,005	201,744
Discover Financial Services	811	85,577
		287,321
Financial Services - 1.4%
MasterCard, Inc. Class A	351	157,680
Insurance - 2.7%
The Travelers Companies, Inc.	1,447	305,838
TOTAL FINANCIALS		1,451,300
HEALTH CARE - 11.2%
Biotechnology - 0.3%
Moderna, Inc. (a)	359	36,277
Health Care Providers & Services - 3.7%
Centene Corp. (a)	1,792	134,956
Cigna Group	866	260,623
CVS Health Corp.	309	22,980
		418,559
Life Sciences Tools & Services - 3.5%
Danaher Corp.	983	235,832
ICON PLC (a)	627	163,565
		399,397
Pharmaceuticals - 3.7%
Merck & Co., Inc.	2,200	265,716
Zoetis, Inc. Class A	863	162,080
		427,796
TOTAL HEALTH CARE		1,282,029
INDUSTRIALS - 9.9%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	797	113,094
Building Products - 0.9%
Johnson Controls International PLC	1,915	100,901
Commercial Services & Supplies - 0.2%
Veralto Corp.	330	25,308
Electrical Equipment - 2.5%
Acuity Brands, Inc.	665	158,376
Generac Holdings, Inc. (a)	452	51,379
Regal Rexnord Corp.	600	80,076
		289,831
Machinery - 3.0%
Deere & Co.	264	103,905
Energy Recovery, Inc. (a)	1,571	24,366
Ingersoll Rand, Inc.	1,940	154,928
Timken Co.	726	59,467
		342,666
Professional Services - 2.3%
KBR, Inc.	3,552	185,095
Manpower, Inc.	1,110	82,295
		267,390
TOTAL INDUSTRIALS		1,139,190
INFORMATION TECHNOLOGY - 26.7%
IT Services - 2.8%
Accenture PLC Class A	697	253,624
Okta, Inc. (a)	827	68,352
		321,976
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	791	132,643
First Solar, Inc. (a)	355	51,937
NVIDIA Corp.	943	580,200
ON Semiconductor Corp. (a)	1,700	120,921
		885,701
Software - 13.4%
Autodesk, Inc. (a)	568	144,164
Intuit, Inc.	336	212,127
Microsoft Corp.	2,288	909,661
Salesforce, Inc. (a)	950	267,036
		1,532,988
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	1,727	318,459
TOTAL INFORMATION TECHNOLOGY		3,059,124
MATERIALS - 4.6%
Chemicals - 1.9%
Linde PLC	526	212,941
Containers & Packaging - 2.7%
Avery Dennison Corp.	994	198,253
Crown Holdings, Inc.	1,322	116,997
		315,250
TOTAL MATERIALS		528,191
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis, Inc.	1,900	240,711
UTILITIES - 2.2%
Electric Utilities - 1.1%
NextEra Energy, Inc.	2,224	130,393
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	2,437	59,073
Water Utilities - 0.6%
American Water Works Co., Inc.	543	67,343
TOTAL UTILITIES		256,809
TOTAL COMMON STOCKS (Cost $9,509,468)		11,021,452

Money Market Funds - 2.5%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $290,572)	290,572	290,572

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $9,800,040)	11,312,024
NET OTHER ASSETS (LIABILITIES) - 1.2%	135,140
NET ASSETS - 100.0%	11,447,164

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	945,969	945,969	-	-
Consumer Discretionary	1,232,532	1,232,532	-	-
Consumer Staples	580,410	580,410	-	-
Energy	305,187	305,187	-	-
Financials	1,451,300	1,451,300	-	-
Health Care	1,282,029	1,282,029	-	-
Industrials	1,139,190	1,139,190	-	-
Information Technology	3,059,124	3,059,124	-	-
Materials	528,191	528,191	-	-
Real Estate	240,711	240,711	-	-
Utilities	256,809	256,809	-	-

Money Market Funds	290,572	290,572	-	-
Total Investments in Securities:	11,312,024	11,312,024	-	-
Fidelity® Sustainable U.S. Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $9,800,040):		$11,312,024
Receivable for investments sold		291,118
Dividends receivable		6,264
Total assets		11,609,406
Liabilities
Payable for investments purchased	$156,669
Accrued management fee	5,573
Total Liabilities		162,242
Net Assets		$11,447,164
Net Assets consist of:
Paid in capital		$10,188,154
Total accumulated earnings (loss)		1,259,010
Net Assets		$11,447,164
Net Asset Value, offering price and redemption price per share ($11,447,164 ÷ 500,000 shares)		$22.89
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$66,588
Expenses
Management fee	$30,538
Independent trustees' fees and expenses	29
Total Expenses		30,567
Net Investment income (loss)		36,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	100,431
Unaffiliated issuers	199,244
Total net realized gain (loss)		299,675
Change in net unrealized appreciation (depreciation) on investment securities		315,166
Net gain (loss)		614,841
Net increase (decrease) in net assets resulting from operations		$650,862
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,021	$82,581
Net realized gain (loss)	299,675	(274,000)
Change in net unrealized appreciation (depreciation)	315,166	1,506,035
Net increase (decrease) in net assets resulting from operations	650,862	1,314,616
Distributions to shareholders	(39,075)	(79,775)

Share transactions
Proceeds from sales of shares	1,048,136	3,318,417
Cost of shares redeemed	(529,329)	-

Net increase (decrease) in net assets resulting from share transactions	518,807	3,318,417
Total increase (decrease) in net assets	1,130,594	4,553,258

Net Assets
Beginning of period	10,316,570	5,763,312
End of period	$11,447,164	$10,316,570

Other Information
Shares
Sold	50,000	175,000
Redeemed	(25,000)	-
Net increase (decrease)	25,000	175,000

Financial Highlights
Fidelity® Sustainable U.S. Equity ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.72	$19.21	$20.80	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.20 D	.11	- E
Net realized and unrealized gain (loss)	1.18	2.51	(1.57)	.80
Total from investment operations	1.25	2.71	(1.46)	.80
Distributions from net investment income	(.08)	(.20)	(.13)	-
Total distributions	(.08)	(.20)	(.13)	-
Net asset value, end of period	$22.89	$21.72	$19.21	$20.80
Total Return F,G	5.80%	14.25%	(7.01)%	3.99%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59% J	.59%	.59%	.59% J
Expenses net of all reductions	.59% J	.59%	.59%	.59% J
Net investment income (loss)	.70% J	1.06% D	.56%	(.07)% J
Supplemental Data
Net assets, end of period (000 omitted)	$11,447	$10,317	$5,763	$3,120
Portfolio turnover rate K,L	36% J	45%	66%	23% M

AFor the period June 15, 2021 (commencement of operations) through July 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Fidelity® Women's Leadership ETF
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.2
Amazon.com, Inc.	3.1
Accenture PLC Class A	2.9
The Walt Disney Co.	2.2
Salesforce, Inc.	2.2
Intuit, Inc.	2.2
Adobe, Inc.	2.1
Apple, Inc.	1.9
WEX, Inc.	1.9
Hologic, Inc.	1.8
24.5

Market Sectors (% of Fund's net assets)

Information Technology	29.4
Financials	13.7
Industrials	12.5
Consumer Discretionary	12.0
Health Care	11.3
Communication Services	6.3
Materials	3.9
Energy	2.8
Utilities	2.8
Consumer Staples	2.6
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Fidelity® Women's Leadership ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Entertainment - 3.5%
Netflix, Inc. (a)	38	21,436
Roku, Inc. Class A (a)	292	25,714
The Walt Disney Co.	823	79,049
		126,199
Interactive Media & Services - 1.4%
Alphabet, Inc. Class C (a)	349	49,488
Media - 1.4%
Interpublic Group of Companies, Inc.	1,507	49,716
TOTAL COMMUNICATION SERVICES		225,403
CONSUMER DISCRETIONARY - 12.0%
Automobiles - 0.8%
General Motors Co.	723	28,052
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	717	111,278
Etsy, Inc. (a)	467	31,084
Kohl's Corp.	684	17,620
		159,982
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	423	21,353
Bright Horizons Family Solutions, Inc. (a)	178	17,489
		38,842
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A	136	32,603
Vail Resorts, Inc.	102	22,644
		55,247
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	695	36,237
Specialty Retail - 2.6%
Aritzia, Inc. (a)	833	20,267
Best Buy Co., Inc.	260	18,847
Foot Locker, Inc.	465	13,094
Williams-Sonoma, Inc.	223	43,126
		95,334
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	447	17,339
TOTAL CONSUMER DISCRETIONARY		431,033
CONSUMER STAPLES - 2.6%
Consumer Staples Distribution & Retail - 0.3%
Maplebear, Inc. (NASDAQ)	429	10,498
Food Products - 0.5%
Bunge Global SA	199	17,530
Household Products - 0.9%
The Clorox Co.	232	33,698
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	243	32,074
TOTAL CONSUMER STAPLES		93,800
ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	1,168	33,288
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	940	21,000
EQT Corp.	527	18,656
Occidental Petroleum Corp.	462	26,597
		66,253
TOTAL ENERGY		99,541
FINANCIALS - 13.7%
Banks - 5.7%
Bank of America Corp.	1,882	64,007
Citigroup, Inc.	672	37,746
Huntington Bancshares, Inc.	2,507	31,914
JPMorgan Chase & Co.	278	48,472
U.S. Bancorp	502	20,853
		202,992
Capital Markets - 1.6%
NASDAQ, Inc.	1,022	59,041
Financial Services - 3.0%
MasterCard, Inc. Class A	90	40,431
WEX, Inc. (a)	325	66,427
		106,858
Insurance - 3.4%
Hartford Financial Services Group, Inc.	482	41,915
Marsh & McLennan Companies, Inc.	162	31,402
Progressive Corp.	268	47,771
		121,088
TOTAL FINANCIALS		489,979
HEALTH CARE - 11.3%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	125	21,614
Moderna, Inc. (a)	173	17,482
Sage Therapeutics, Inc. (a)	404	10,359
Zai Lab Ltd. ADR (a)	431	9,297
		58,752
Health Care Equipment & Supplies - 2.7%
Hologic, Inc. (a)	879	65,433
Insulet Corp. (a)	163	31,112
		96,545
Health Care Providers & Services - 4.5%
Centene Corp. (a)	611	46,014
Cigna Group	199	59,889
Elevance Health, Inc.	72	35,528
Humana, Inc.	57	21,549
		162,980
Life Sciences Tools & Services - 1.0%
ICON PLC (a)	135	35,217
Pharmaceuticals - 1.5%
Zoetis, Inc. Class A	281	52,775
TOTAL HEALTH CARE		406,269
INDUSTRIALS - 12.5%
Air Freight & Logistics - 1.7%
FedEx Corp.	115	27,748
United Parcel Service, Inc. Class B	228	32,353
		60,101
Commercial Services & Supplies - 0.3%
Veralto Corp.	155	11,887
Electrical Equipment - 4.2%
AMETEK, Inc.	297	48,129
Eaton Corp. PLC	129	31,744
nVent Electric PLC	513	30,801
Regal Rexnord Corp.	172	22,955
Sunrun, Inc. (a)	1,184	17,144
		150,773
Ground Transportation - 0.4%
ArcBest Corp.	126	15,010
Machinery - 3.9%
Deere & Co.	90	35,422
Federal Signal Corp.	469	36,104
Hillenbrand, Inc.	410	19,094
Otis Worldwide Corp.	278	24,586
Parker Hannifin Corp.	52	24,154
		139,360
Professional Services - 2.0%
Leidos Holdings, Inc.	236	26,071
Manpower, Inc.	262	19,425
Science Applications International Corp.	208	26,553
		72,049
TOTAL INDUSTRIALS		449,180
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	126	32,594
Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	204	46,251
Insight Enterprises, Inc. (a)	160	29,558
		75,809
IT Services - 2.9%
Accenture PLC Class A	286	104,070
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	236	39,575
Axcelis Technologies, Inc. (a)	101	13,135
First Solar, Inc. (a)	106	15,508
Marvell Technology, Inc.	513	34,730
Micron Technology, Inc.	359	30,784
NVIDIA Corp.	106	65,219
NXP Semiconductors NV	183	38,534
SolarEdge Technologies, Inc. (a)	217	14,431
Universal Display Corp.	111	18,844
		270,760
Software - 14.0%
Adobe, Inc. (a)	120	74,134
Autodesk, Inc. (a)	150	38,072
HubSpot, Inc. (a)	105	64,155
Intuit, Inc.	123	77,654
Microsoft Corp.	383	152,270
Pagerduty, Inc. (a)	639	15,132
Salesforce, Inc. (a)	279	78,424
		499,841
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	372	68,597
TOTAL INFORMATION TECHNOLOGY		1,051,671
MATERIALS - 3.9%
Chemicals - 2.3%
Cabot Corp.	284	20,476
Celanese Corp. Class A	170	24,869
Eastman Chemical Co.	226	18,882
The Chemours Co. LLC	576	17,378
		81,605
Construction Materials - 0.6%
Summit Materials, Inc. (a)	596	21,563
Containers & Packaging - 0.6%
Ball Corp.	413	22,901
Metals & Mining - 0.4%
Schnitzer Steel Industries, Inc. Class A	534	14,060
TOTAL MATERIALS		140,129
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Ventas, Inc.	735	34,097
UTILITIES - 2.8%
Electric Utilities - 1.0%
NextEra Energy, Inc.	597	35,002
Independent Power and Renewable Electricity Producers - 0.7%
Clearway Energy, Inc. Class C	1,032	25,016
Water Utilities - 1.1%
American Water Works Co., Inc.	312	38,694
TOTAL UTILITIES		98,712
TOTAL COMMON STOCKS (Cost $3,085,443)		3,519,814

Money Market Funds - 1.9%
	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class 5.23% (b) (Cost $66,900)	66,900	66,900

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,152,343)	3,586,714
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,680)
NET ASSETS - 100.0%	3,579,034

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	225,403	225,403	-	-
Consumer Discretionary	431,033	431,033	-	-
Consumer Staples	93,800	93,800	-	-
Energy	99,541	99,541	-	-
Financials	489,979	489,979	-	-
Health Care	406,269	406,269	-	-
Industrials	449,180	449,180	-	-
Information Technology	1,051,671	1,051,671	-	-
Materials	140,129	140,129	-	-
Real Estate	34,097	34,097	-	-
Utilities	98,712	98,712	-	-

Money Market Funds	66,900	66,900	-	-
Total Investments in Securities:	3,586,714	3,586,714	-	-
Fidelity® Women's Leadership ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $3,152,343):		$3,586,714
Receivable for investments sold		8,996
Dividends receivable		1,451
Total assets		3,597,161
Liabilities
Payable for investments purchased	$16,373
Accrued management fee	1,754
Total Liabilities		18,127
Net Assets		$3,579,034
Net Assets consist of:
Paid in capital		$3,547,462
Total accumulated earnings (loss)		31,572
Net Assets		$3,579,034
Net Asset Value, offering price and redemption price per share ($3,579,034 ÷ 175,000 shares)		$20.45
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$23,082
Expenses
Management fee	$9,849
Independent trustees' fees and expenses	10
Total expenses before reductions	9,859
Expense reductions	(2)
Total expenses after reductions		9,857
Net Investment income (loss)		13,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,916
Foreign currency transactions	(1)
Total net realized gain (loss)		59,915
Change in net unrealized appreciation (depreciation) on investment securities		92,511
Net gain (loss)		152,426
Net increase (decrease) in net assets resulting from operations		$165,651
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,225	$32,192
Net realized gain (loss)	59,915	(130,743)
Change in net unrealized appreciation (depreciation)	92,511	583,271
Net increase (decrease) in net assets resulting from operations	165,651	484,720
Distributions to shareholders	(15,050)	(31,525)

Share transactions
Proceeds from sales of shares	-	2,547,748
Cost of shares redeemed	-	(2,199,862)

Net increase (decrease) in net assets resulting from share transactions	-	347,886
Total increase (decrease) in net assets	150,601	801,081

Net Assets
Beginning of period	3,428,433	2,627,352
End of period	$3,579,034	$3,428,433

Other Information
Shares
Sold	-	150,000
Redeemed	-	(125,000)
Net increase (decrease)	-	25,000

Financial Highlights
Fidelity® Women's Leadership ETF

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.59	$17.52	$20.51	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.16	.11	- D
Net realized and unrealized gain (loss)	.87	2.08	(3.01)	.51
Total from investment operations	.95	2.24	(2.90)	.51
Distributions from net investment income	(.09)	(.17)	(.09)	-
Total distributions	(.09)	(.17)	(.09)	-
Net asset value, end of period	$20.45	$19.59	$17.52	$20.51
Total Return E,F,G	4.85%	12.98%	(14.14)%	2.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59% J	.59%	.59%	.59% J
Expenses net of all reductions	.59% J	.59%	.59%	.59% J
Net investment income (loss)	.79% J	.91%	.56%	.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,579	$3,428	$2,627	$2,051
Portfolio turnover rate K	55% J	72% L	64% L	5% L,M

AFor the period June 15, 2021 (commencement of operations) through July 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GBased on net asset value.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF (formerly Fidelity New Millennium ETF), Fidelity Fundamental Large Cap Growth ETF (formerly Fidelity Growth Opportunities ETF), Fidelity Fundamental Small-Mid Cap ETF (formerly Fidelity Small-Mid Cap Opportunities ETF), Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Blue Chip Value ETF and Fidelity Fundamental Large Cap Core ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In November 2023, the Board of Trustees approved the three ETF name changes outlined above effective February 26, 2024. Effective February 2, 2024, Fidelity Fundamental Small-Mid Cap ETF changed its classification from a non-diversified to a diversified fund.

2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Fidelity Blue Chip Growth ETF	$910,880,052	$256,870,497	$(35,570,442)	$221,300,055
Fidelity Blue Chip Value ETF	107,855,294	15,847,670	(5,148,182)	10,699,488
Fidelity Fundamental Large Cap Core ETF	156,368,573	35,303,920	(1,408,450)	33,895,470
Fidelity Fundamental Large Cap Growth ETF	183,316,991	64,353,845	(5,609,168)	58,744,677
Fidelity Fundamental Small-Mid Cap ETF	38,148,183	7,858,155	(1,538,400)	6,319,755
Fidelity Magellan ETF	50,248,970	13,800,741	(72,325)	13,728,416
Fidelity Real Estate Investment ETF	14,578,593	599,097	(1,771,171)	(1,172,074)
Fidelity Sustainable U.S. Equity ETF	9,870,391	1,895,337	(453,704)	1,441,633
Fidelity Women's Leadership ETF	3,207,745	589,363	(210,394)	378,969

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Blue Chip Growth ETF	$(43,610,384)	$(26,343,438)	$(69,953,822)
Fidelity Blue Chip Value ETF	(1,191,788)	(855,207)	(2,046,995)
Fidelity Fundamental Large Cap Core ETF	(1,383,007)	(2,176,231)	(3,559,238)
Fidelity Fundamental Large Cap Growth ETF	(13,365,074)	(5,352,164)	(18,717,238)
Fidelity Fundamental Small-Mid Cap ETF	(2,433,568)	(1,753,576)	(4,187,144)
Fidelity Magellan ETF	(6,595,196)	(1,923,313)	(8,518,509)
Fidelity Real Estate Investment ETF	(406,757)	(553,403)	(960,160)
Fidelity Sustainable U.S. Equity ETF	(174,560)	(289,118)	(463,678)
Fidelity Women's Leadership ETF	(149,043)	(241,881)	(390,924)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to July 31, 2023. Loss deferrals were as follows:
Ordinary losses
Fidelity Fundamental Large Cap Core ETF	$(136,801)
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	237,543,065	133,755,712
Fidelity Blue Chip Value ETF	19,336,005	18,540,971
Fidelity Fundamental Large Cap Core ETF	54,537,995	46,147,123
Fidelity Fundamental Large Cap Growth ETF	54,783,301	47,461,469
Fidelity Fundamental Small-Mid Cap ETF	9,693,803	6,489,494
Fidelity Magellan ETF	19,226,224	19,514,541
Fidelity Real Estate Investment ETF	2,622,430	2,639,659
Fidelity Sustainable U.S. Equity ETF	1,794,406	1,892,931
Fidelity Women's Leadership ETF	952,627	910,587

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Blue Chip Growth ETF	163,977,087	12,984,288
Fidelity Blue Chip Value ETF	2,537,415	10,501,166
Fidelity Fundamental Large Cap Core ETF	59,983,482	782,705
Fidelity Fundamental Large Cap Growth ETF	20,981,643	645,027
Fidelity Fundamental Small-Mid Cap ETF	4,900,963	482,646
Fidelity Magellan ETF	10,927,551	3,839,156
Fidelity Real Estate Investment ETF	-	1,486,077
Fidelity Sustainable U.S. Equity ETF	800,439	398,411

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below, except for Fidelity Fundamental Small-Mid Cap ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Blue Chip Growth ETF	.59%
Fidelity Blue Chip Value ETF	.59%
Fidelity Fundamental Large Cap Core ETF	.59%
Fidelity Fundamental Large Cap Growth ETF	.59%
Fidelity Fundamental Small-Mid Cap ETF	.60%
Fidelity Magellan ETF	.59%
Fidelity Real Estate Investment ETF	.59%
Fidelity Sustainable U.S. Equity ETF	.59%
Fidelity Women's Leadership ETF	.59%

During November 2023, the Board approved changes to certain Funds' management fee effective February 26, 2024. Each Fund will pay a monthly management fee as presented in the table below. Under the management contract, the investment adviser will pay all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Fundamental Large Cap Core ETF	.38%
Fidelity Fundamental Large Cap Growth ETF	.38%
Fidelity Fundamental Small-Mid Cap ETF	.43%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth ETF	$1,656
Fidelity Blue Chip Value ETF	183
Fidelity Fundamental Large Cap Core ETF	446
Fidelity Fundamental Large Cap Growth ETF	581
Fidelity Fundamental Small-Mid Cap ETF	147
Fidelity Magellan ETF	116
Fidelity Real Estate Investment ETF	59
Fidelity Sustainable U.S. Equity ETF	19
Fidelity Women's Leadership ETF	15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth ETF	4,639,452	2,142,813	80,904
Fidelity Blue Chip Value ETF	1,207,109	255,054	(826)
Fidelity Fundamental Large Cap Core ETF	2,315,200	1,126,908	(82,799)
Fidelity Fundamental Large Cap Growth ETF	2,523,349	1,238,854	(204,506)
Fidelity Fundamental Small-Mid Cap ETF	125,361	1,313,548	242,421
Fidelity Magellan ETF	533,842	1,015,642	8,058
Fidelity Real Estate Investment ETF	29,584	11,457	(4,614)
Fidelity Sustainable U.S. Equity ETF	83,861	197,934	38,591
Fidelity Women's Leadership ETF	3,643	17,789	1,119

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Blue Chip Growth ETF	$203
Fidelity Fundamental Large Cap Core ETF	5
Fidelity Fundamental Large Cap Growth ETF	59
Fidelity Fundamental Small-Mid Cap ETF	3
Fidelity Magellan ETF	13
Fidelity Real Estate Investment ETF	1
Fidelity Women's Leadership ETF	2
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Blue Chip Growth ETF	.59%
Actual		$ 1,000	$ 1,094.00	$ 3.11
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Blue Chip Value ETF	.59%
Actual		$ 1,000	$ 1,019.50	$ 3.00
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Fundamental Large Cap Core ETF **	.59%
Actual		$ 1,000	$ 1,074.00	$ 3.08
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Fundamental Large Cap Growth ETF **	.59%
Actual		$ 1,000	$ 1,085.50	$ 3.09
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Fundamental Small-Mid Cap ETF **	.60%
Actual		$ 1,000	$ 1,034.90	$ 3.07
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05

Fidelity® Magellan℠ ETF	.59%
Actual		$ 1,000	$ 1,126.50	$ 3.15
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Real Estate Investment ETF	.59%
Actual		$ 1,000	$ 1,002.00	$ 2.97
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Sustainable U.S. Equity ETF	.59%
Actual		$ 1,000	$ 1,058.00	$ 3.05
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

Fidelity® Women's Leadership ETF	.59%
Actual		$ 1,000	$ 1,048.50	$ 3.04
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective February 26, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Fundamental Large Cap Core ETF	.38%
Actual		$ 1.98
Hypothetical- B		$ 1.93

Fidelity® Fundamental Large Cap Growth ETF	.38%
Actual		$ 1.99
Hypothetical- B		$ 1.93

Fidelity® Fundamental Small-Mid Cap ETF	.43%
Actual		$ 2.20
Hypothetical- B		$ 2.19

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Opportunities ETF
Fidelity New Millennium ETF
Fidelity Small-Mid Cap Opportunities ETF

At its November 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Amended Contracts) to decrease the management fee paid for each fund, effective February 26, 2024. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract (Current Management Contracts). At its July 2023 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the Current Management Contracts should benefit each fund's shareholders. In connection with its approval of the Amended Contracts at its November 2023 meeting, the Board noted that although certain changes would be made to the investment process for Fidelity Growth Opportunities ETF and Fidelity New Millennium ETF, the nature, extent, and quality of services provided to the funds would not be diminished. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit each fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding each fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds at the current management fee and expense levels in connection with the annual renewal of the Current Management Contracts. Based on its review, the Board concluded at its July 2023 meeting that each fund's current management fee and total expense ratio are fair and reasonable in light of the services that each fund and its shareholders receive, and the other factors considered.
In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed fee rate is lower than the current management fee rate by 21 basis points for Fidelity Growth Opportunities ETF and Fidelity New Millennium ETF and 17 basis points for Fidelity Small-Mid Cap Opportunities ETF. The Board also considered that each fund's proposed management fee rate and total net expense ratio would rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Current Management Contracts.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each fund continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity's profitability. At its July 2023 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its July 2023 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers each fund's management fee. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contracts.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9897895.103
GTF-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024